As filed with the Securities and Exchange Commission on April 21, 2020

REGISTRATION NO. 33-47949

REGISTRATION NO. 811-01705

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 42	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 384	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Names and Addresses of Agents for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

NOTE

This Post-Effective Amendment No. 42 (“PEA”) to the Form N-4 Registration Statement No. 33-47949 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus , Supplement and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

3

MOMENTUMSM

Retirement Planning from Equitable Financial Life Insurance Company

Prospectus dated May 1, 2020

Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is MOMENTUMSM?

MOMENTUMSM is a group deferred annuity contract issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUMSM employer-sponsored retirement program includes 401(a) and 401(k) plans, which are described in this prospectus. The MOMENTUMSM program consists of a defined contribution IRS pre-approved plan and trust (“Plan and Trust”), which we sponsor, and a pooled trust (“Pooled Trust”) for employers who prefer to use their own qualified plan and trust.

This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest option (“investment options”). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.

Variable investment options

Fixed income

•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Multimanager Core Bond

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/Mid Cap Index

•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology

International/Global

•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/MFS International Growth

Asset Allocation/hybrid

•	EQ/Aggressive Allocation
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

As permitted by your employer’s plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a sub-account of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

Guaranteed interest option.  You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

#819833

MOMENTUMSM (IF/NB)

A registration statement relating to this offering has been filed with the Securities and Exchange Commission (“SEC”). The Statement of Additional Information (“SAI”) dated May 1, 2020, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at Equitable-Retirement, P.O. Box 219489, Kansas City, MO 64121-9489 or calling (800) 528-0204. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling (800) 528-0204 or by calling your financial intermediary .

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	6
How to reach us	7
MOMENTUMSM contract at a glance — key features	9

Fee table	11

Examples	12
Condensed financial information	12

1. Contract features and benefits	13
How contributions can be made	13
Save 1-2-3	13
What are your investment options under the contract?	14
Portfolios of the Trusts	15
Selecting investment options (employers and plan trustees only)	24
Allocating your contributions	24

2. Determining your contract’s value	25
Your retirement account value	25
Your contract’s value in the variable investment options	25
Your contract’s value in the guaranteed interest option	25

3. Transferring your money among investment options	26
Transferring your retirement account value	26
Disruptive transfer activity	27
Automatic asset rebalancing for participant retirement account values	28

Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as “you” and “your,” we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer’s plan funded by the MOMENTUMSM contract. This individual is also referred to as the “participant.”

4. Accessing your money	29
Withdrawals and termination	29
Installment payments (Systematic withdrawals)	29
Forfeitures	29
Plan loans	29
When to expect payments	30
Your annuity payout options	30
Lifetime required minimum distributions (Automatic minimum withdrawal option)	32

5. The MOMENTUMSM program	33
Plan and Trust	33
Pooled Trust	33
Governmental Trust	33
Trustee	33
Employer’s responsibilities	34
Adopting the MOMENTUMSM program	34

6. Plan recordkeeping services	35
Basic recordkeeping option	35
Full-service recordkeeping option	35

7. Charges and expenses	36
Charges that the Company deducts	36
Charges under the contract	36
Charges that the Trusts deduct	38
Charge reductions under special circumstances	38

8. Payment of death benefit	39
Death benefit amount	39
Distribution of the death benefit	39
Beneficiary’s payment options	39

9. Tax information	40
Cares Act	40
Overview	40
Buying a contract to fund a retirement arrangement	40
Tax aspects of contributions to a plan	41
Tax aspects of distributions from a plan	42
Certain rules applicable to plan loans	46
Tax withholding and information reporting	46
Impact of taxes to the Company	47
Certain rules applicable to plans designed to comply with Section 404(c) of ERISA	47

10. More information	48
About Separate Account A	48
About the Trusts	48
About the general account	48
Dates and prices at which contract events occur	49

About your voting rights	49
About legal proceedings	50
COVID-19	50
Cybersecurity risks and catastrophic events	50
Financial statements	51
Distribution of the contracts	51

Appendices

I	—	Original certificates	I-1

II	—	Condensed financial information	II-1

Statement of additional information Table of contents

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

active loan	38
annuitant	31
annuity payout option	31
beneficiary	39
business day	13, 48
contract’s value	25
contract values	30
contributions	13, 24
default option	29
disruptive transfer activity	27
DOL	33
elective deferrals	41
Employer Plan Administration Center	7
ERISA	33
Governmental Trust	33
guaranteed interest option	1, 24
investment options	1
IRA	43

Page

IRS	40
market timing	8, 27
participant	3
participation date	10
participation year	10
Plan and Trust	1, 33
Pooled Trust	1, 33
portfolio	11, 15
processing office	2, 7
retirement account value	25
SAI	2
takeover loans	30
Trusts	1, 47
unit	25
unit investment trust	47
variable investment options	1, 14
VRU	7

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Equitable Advisors, LLC’s (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
variable investment options	Investment Funds or Investment Divisions

unit	Accumulation Unit

unit value	Accumulation Unit Value

guaranteed interest option	Guaranteed Interest Account

We also have contracts that we refer to as “original contracts/certificates.” These certificates are no longer available for new purchasers. Any information about original certificates which is different from the current contracts we offer can be found in Appendix I at the end of this prospectus, which will be referenced throughout this prospectus when it applies.

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

How to reach us

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

For all communications sent by Regular Mail:

Equitable-Retirement

P.O. Box 219489

Kansas City, MO 64121-9489

For all communications sent by Express Delivery:

Equitable-Retirement

430 West 7th Street

Suite 219489

Kansas City, MO 64105-1407

Reports we provide:

•	written confirmation of financial transactions; and

•	quarterly statement of retirement account values as of the close of each plan year quarter.

Voice Response Unit (“VRU”), Internet Access

The VRU is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect the VRU and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. The initial personal identification number (“PIN”) is the last four digits of the Participant’s Social Security Number and can be used upon participant enrollment in your plan. Our VRU system has been enhanced with voice recognition technology to accept spoken prompts.

Our participant service site is designed to provide information through the Internet on:

•	current contract values used to determine values for participant retirement account values;

•	current allocation percentages;

•	the number of units in the variable investment options attributable to participant retirement account values; and

•	the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

•	request changes to allocation percentages and/or transfers among investment options;

•	elect to receive confirmations and quarterly statements electronically; and

•	request changes of the Internet password (not available through the VRU).

Employer Plan Administration Center, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant’s accounts. You can obtain information on:

•	current contract value;

•	current participant allocation percentages, loan information, account values, and investment options;

•	the total number of units in the variable investment options; and

•	the daily unit values for the contract variable investment options.

The following features are also available online (please see Employer Plan Administration Center at www.equitable.com for more detailed information):

•	Forms download;

•	Contribution upload/download;

•	Address changes;

•	Disclosure brochure;

•	Administration manual;

•	Enrollment; and

•	Performance information.

The VRU and Internet access are normally available seven days a week, 24 hours a day. However, on a day that the Company is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be effective as of the close of business on the next business day following the request.

•

To use the VRU call toll-free, (800) 821-7777. To use our Internet access, or to use the Employer Plan Administration Center, visit our website at www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of instructions communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following the telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days’ written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

Customer service representative:

You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time.

You may obtain daily unit values for the variable investment options and other information regarding MOMENTUMSM and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUMSM contracts by dialing, toll-free, the AT&T national relay number (800) 855-2880. This service enables clients with a telecommunications device for the deaf (“TDD”) to have their message or questions relayed to our customer service department Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

We require that the following types of communications be on specific forms we provide for that purpose which should be available through your employer or plan trustee:

(1)	change of investments and allocations (can be done online at our website or via the VRU as well);

(2)	transfers among investment options (can be done online at our website or via the VRU as well);

(3)	asset (retirement account value) rebalancing;

(4)	loan application; and

(5)	all partial and full withdrawal requests.

Address changes can be done online at our website, and a form should also be available through your employer or plan trustee.

To cancel or change any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	Asset (retirement account value) rebalancing;

(2)	The date annuity payments are to begin; and

(3)	Systematic Withdrawal Option.

Signatures:

The proper person to sign forms, notices and requests is normally the participant and the authorized individual or employer or plan trustee.

Some requests may be completed online; you can use our participant service site to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

MOMENTUMSM contract at a glance — key features

Professional investment management	MOMENTUMSM variable investment options invest in different portfolios sub-advised by professional investment advisers.
Guaranteed interest option	• Principal and interest guarantees • Interest rates set periodically

Tax advantages	• On earnings inside the contract	No tax until you make withdrawals under the Plan.
	• On transfers inside the contract	No tax on transfers among investment options.

Because you are purchasing or contributing to an annuity contract to fund an employer retirement plan qualified under Section 401 of the Internal Revenue Code (“Code”), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract’s features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” later in this prospectus for your specific type of retirement arrangement.)
Access to your money	• Partial withdrawals • Automatic minimum withdrawal option (required minimum distributions) • Plan loans • Full withdrawal
You may incur a withdrawal charge for certain withdrawals. You may also incur income tax and a penalty tax.
Depending on the terms of the employer’s plan, not all features are available and access to amounts attributable to participant plan account values may be limited.
Payout options	• Fixed annuity payout options • Variable Immediate Annuity payout options (as described in a separate prospectus for that option)
Additional features

•   Automatic transfer options

•   Asset (Retirement account value) rebalancing

•   No charge on transfers among investment options

•   Waiver of withdrawal charge under certain circumstances

•   Minimum death benefit

Services we provide	• Two plan recordkeeping options • Educational materials and seminars to assist retirement planning needs of plan participants

Fees and charges

•   We deduct a daily charge at a maximum effective annual rate of 1.49% for the EQ/ Common Stock Index and EQ/Money Market options, and 1.34% of the assets invested in all other variable investment options. Also, for the Multimanager Aggressive Equity, EQ/Moderate Allocation, EQ/Common Stock Index, and EQ/Money Market options, the combined option and portfolio expenses may not exceed an annual rate of 1.75%.

•   Administrative charge:

Generally $30 annually per participant.

•   Plan loan charges:

$25 set-up fee deducted on a per plan participant basis;

$6 quarterly recordkeeping fee while a loan is active deducted on a per plan participant basis.

•   Plan recordkeeping services (billed to employer):

$300 annually for basic recordkeeping option;

Additional fees for full-service recordkeeping option.

•   Withdrawal charge:

6% of withdrawals that exceed the free withdrawal amount or the amount withdrawn attributable to contributions that were made by a participant in the current and five prior participation years, whichever is less. There is no charge in any participation year in which the amount withdrawn does not exceed 10% of a participant’s retirement account value plus any active loan at the time of your withdrawal request, minus prior withdrawals in that participation year. This is the free withdrawal amount. There are many circumstances under which the withdrawal charge will not apply. They are discussed under “Charges and expenses” later in this prospectus.

The 12-month period beginning on a participation date and each 12-month period thereafter is a “participation year.” The “participation date” is the date we receive an individual’s properly completed and signed enrollment form and any other required documents at our processing office or the date we receive their initial contribution, if earlier. For participants in plans that converted to MOMENTUMSM from our EQUI-VEST® Corporate Trusteed contract, the participation date is the same participation date as in the EQUI-VEST® Corporate Trusteed certificate relating to that participant. If more than one EQUI-VEST® Corporate Trusteed certificate is in force with respect to a participant, then the participation date will be the earliest participation date.

•   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant’s state. This charge is generally deducted from the amount applied to an annuity payout option.

•   Annual expenses of each Trust’s portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see “Fee table” later in this prospectus for details.

•   No sales charge deducted when contributions are made.

The above is not a complete description of all material provisions of the contract. In some cases restrictions or exceptions apply. Maximum expense limitations apply to certain variable investment options and rights are reserved to change or waive certain charges within specified limits. Also, all features of the contract are not necessarily available in all states or at certain ages.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUMSM contract. This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with an Equitable Advisors financial professional, or call us to discuss any questions.

Other contracts

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered in the MOMENTUMSM contract offered by this prospectus. Upon request, an Equitable Advisors financial professional can show you information regarding other of our annuity contracts.

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your retirement account value at the time you request certain transactions
Sales load on purchases	None

Transfer fees	None

Maximum withdrawal charge of the amount withdrawn or the contributions made in the current and five prior participation years (deducted when your contract is surrendered or certain withdrawals are made)(1)	6.00%

Plan loan charges(2)	$25 maximum per loan when loan is made + $6 per quarter

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

Charges we deduct periodically from your account value
Quarterly administrative charge(3)	$7.50 Per Participant

(If a participant’s retirement account value is $25,000 or more)	($0)

Annual basic recordkeeping charge(4)	$300 Per Plan

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:	EQ/Money Market, and EQ/Common Stock Index	All other variable investment options

Mortality and expense risks(5)	0.65%	0.50%

Other expenses	0.84%	0.84%

Total Separate Account A annual expenses(6)	1.49%	1.34%

	(currently

	1.40%)

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(7)	Lowest 0.58%	Highest 1.53%

Notes:

(1)

The maximum withdrawal charge is 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(2)	Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.

(3)

The administrative charge is currently $7.50 or, if less, 0.50% of a participant’s retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. We do not currently assess this charge for any calendar quarter in which the retirement account value plus any active loan is $25,000 or more on the last business day of that calendar quarter. We have reserved the right to increase this charge.

(4)

We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive, or increase these charges upon 90 days’ written notice to the employer or plan trustee.

(5)	A portion of this charge is for providing the death benefit.

(6)

The total Separate Account A annual expenses deducted from the variable investment options and the total annual expenses of EQ Advisors Trust and EQ Premier VIP Trust, when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in each of the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options.

(7)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These examples are intended to help you compare the cost of investing in the MOMENTUMSM contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses (which expenses are directly reflected in the participant’s retirement account value) that a hypothetical contract owner would pay in the situations illustrated. These examples use a quarterly administrative charge based on the charges paid in 2019, which results in an estimated administrative charge of 0.0401% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants.

The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in “Charges and expenses” later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

				MOMENTUMSM
	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$856	$1,506	$2,182	$3,336	$305	$934	$1,588	$3,336
(b) assuming minimum fees and expenses of any of the Portfolios	$762	$1,225	$1,691	$2,352	$206	$636	$1,091	$2,352

Condensed financial information

Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2019.

1. Contract features and benefits

How contributions can be made

Employers and plan trustees, as applicable, may make contributions at any time by any of ACH transfer, wire transfer or check. Participants should not send contributions directly to the Company. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to the Company. We do not accept third-party checks endorsed to us except for rollover contributions, plan-to-plan direct transfers or transfers from other funding vehicles under a plan, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

An initial contribution must generally be accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to the Company at the processing office. See “How to reach us” earlier in this prospectus.

The contract owner may instruct us to accept a participant’s plan investment allocations as the contract allocation with respect to plan assets attributable to a participant’s retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant’s enrollment form. In the absence of direct instructions from the contract owner, if we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions. The contract owner may also instruct us as to participants’ investment allocations pursuant to the Save 1-2-3 program, as described below.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur.”

Save 1-2-3

Employers and plan trustees, as applicable, may elect the Save 1-2-3 program under the MOMENTUMSM contract. Save 1-2-3 includes several features designed to promote increased retirement savings by participants, including Automatic Enrollment, Automatic Investment and Automatic Deferral Increase. Employers or plan trustees that choose to use the Save 1-2-3 program may elect any or all of the features described below that suit their plans’ needs. Please note that not all features may be available in all plans. Participants are encouraged to speak with their employers, to learn more information about the details of the Save 1-2-3 program available under their plans.

Automatic Enrollment

If the Automatic Enrollment feature is elected, all eligible employees will be enrolled under the MOMENTUMSM contract, at the salary deferral percentage mandated by the terms of their plan and not inconsistent with the Code. Participants can choose to allocate their contributions among the investment options, but if they do not choose an allocation by the cut off date under their plan, their contributions will be allocated automatically to the default option selected under the plan, which may be the participant default Automatic Investment option described below, or, if that option is not selected, a general default option for the plan. In order to elect the Automatic Enrollment feature, employers or plan trustees must provide census information via the Employer Plan Administration Center at www.equitable.com for all employees, including employees who are eligible and not contributing as well as ineligible employees.

Eligible employees have the right to opt out of the plan altogether. However, if they do not opt out by the cut off date under their plan, they will be automatically enrolled, and a percentage of their compensation will be contributed to the plan. The Code provides that participants have the right to opt out of the plan within 90 days of their initial contribution. Participants may also have the right to withdraw any contributions into the plan (as adjusted for investment performance) from the plan if they opt out during that 90-day period, if the plan permits such withdrawals. If their plan does not permit such withdrawals during the first 90 days, their ability to make withdrawals will be subject to the same terms and conditions described in the section entitled “Withdrawals and termination” under “Accessing your money” later in this prospectus. Participants have the right to cease making further contributions at any time. In addition, employers are required to provide participants, each plan year, with a notice of their rights to cease contributions, change the contribution amount and how contributions are invested in the absence of any investment decision by the participant.

Automatic Investment

Save 1-2-3 permits an employer or plan sponsor to choose the investment options into which contributions are to be allocated if no selection has been made for a participant’s contributions. The Automatic Investment feature may be a single investment option or a mix of the investment options available under the plan that satisfied the Code and applicable regulatory requirements. The Automatic Investment option(s) may be different than the general default investment option under the plan. The general default investment option does not qualify as a Qualified Default Investment Alternative (“QDIA”) and as a result does not satisfy the Department of Labor “safe harbor” requirement of a QDIA. The plan sponsor has a fiduciary duty to determine the appropriate default option for the plan. If the employer or plan trustee selects the Target Date Allocation portfolios (namely, the Target 2015 Allocation portfolio, Target 2025 Allocation portfolio, Target 2035 Allocation portfolio, Target 2045 Allocation portfolio and Target 2055 Allocation portfolio) as the participant default Automatic Investment feature, participants will automatically be placed in the appropriate Target Date Allocation portfolio based on their date of birth and the plan’s retirement age. The Company assumes that 65 is the normal retirement age, unless the employer or plan trustee provides a different age.

Automatic Deferral Increase

Employers or plan trustees can also choose the Automatic Deferral Increase feature. Under this feature, participants’ salary deferral percentage will automatically increase each year at a specified percentage until it reaches a maximum deferral percentage. The rate of the annual increase and the maximum deferral percentage is mandated by the terms of the plan.

Participants who want to opt out of any or all of these features can do so by visiting our website at www.equitable.com. Participants whose contributions have been allocated to the default option can transfer their account value to other investment options available under the MOMENTUMSM contract as described in the section entitled “Transferring your money among investment options” later in this prospectus.

What are your investment options under the contract?

The investment options are the variable investment options and the guaranteed interest option.

Variable investment options

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

The employer or plan trustee, as applicable, can choose from among the variable investment options.

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the ”EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a ✓ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(++) – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Class B	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Class B	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Class B	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND*(1)	Class A	Seeks to achieve high total return through a combination of current income and capital appreciation.	• Equitable Investment Management Group, LLC • AXA Investment Managers, Inc. • Brandywine Global Investment Management, LLC • Loomis, Sayles & Company, L.P.
EQ/MODERATE ALLOCATION	Class A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓

EQ Premier VIP Trust(++) – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MODERATE-PLUS ALLOCATION	Class B	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2015 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2025 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT EQUITY INCOME	Class IB	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Barrow, Hanley, Mewhinney & Strauss LLC • Equitable Investment Management Group, LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Class IB	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SMALL CAP VALUE*(2)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Horizon Kinetics Asset Management LLC

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SOCIALLY RESPONSIBLE	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/AB SMALL CAP GROWTH	Class IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE*(3)	Class IB	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Class IB	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/CAPITAL GROUP RESEARCH*(4)	Class IB	Seeks to achieve long-term growth of capital.	• Capital International, Inc. • Equitable Investment Management Group, LLC
EQ/CLEARBRIDGE LARGE CAP GROWTH	Class IB	Seeks to achieve long-term capital growth.	• ClearBridge Investments, LLC • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EQUITY 500 INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Mutual Advisers, LLC	✓
EQ/GLOBAL BOND PLUS	Class IB	Seeks to achieve capital growth and current income.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Wells Fargo Asset Management (International), Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Morgan Stanley Investment Management Inc.	✓
EQ/INTERMEDIATE GOVERNMENT BOND	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL EQUITY INDEX	Class IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Class IB	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Assoicates L.P.	✓
EQ/INVESCO COMSTOCK	Class IB	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE*(5)	Class IB	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Capital International, Inc. • Equitable Investment Management Group, LLC • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Class IB	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   Equitable Investment Management Group, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Class IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LOOMIS SAYLES GROWTH	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Class IB	Seeks to achieve capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Equitable Investment Management Group, LLC • Wellington Management Company, LLP	✓

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MONEY MARKET(+)	Class IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH*(6)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO ULTRA SHORT BOND	Class IB	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Class IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company, LLC
EQ/SMALL COMPANY INDEX	Class IB	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Class IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
MULTIMANAGER AGGRESSIVE EQUITY	Class IA	Seeks to achieve long-term growth of capital.

•   1832 Asset Management U.S. Inc.

•   AllianceBernstein L.P.

•   ClearBridge Investments, LLC

•   Equitable Investment Management Group, LLC

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
MULTIMANAGER CORE BOND	Class IB	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • DoubleLine Capital L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

(+)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(*)

The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option’s Former Name

(1)	Charter Multi-Sector Bond

(5)	Capital Guardian Research

(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(4)	EQ/UBS Growth and Income	EQ/Capital Guardian Research

(5)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(6)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 528-0204.

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective annual interest rates, but before deduction of annual administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the yearly guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

For the MOMENTUMSM program, we set quarterly “current” rates. The current rate applies to the entire amount you have in the guaranteed interest option during the calendar quarter for which it is declared. This calendar quarter is referred to as the “interest guarantee period.” We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We may assign different current rates based on when we receive contributions. We may assign different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUMSM program.

A plan will be considered enrolled in the MOMENTUMSM program as of the earliest participation date that applies to a participant in that plan. All participants within the same plan will be subject to the same interest rates. Plans that converted from our EQUI-VEST® Corporate Trusteed contract to MOMENTUMSM will be considered in the same group of participants or class, regardless of the date of the plan’s enrollment under EQUI-VEST®.

The yearly guaranteed interest rate for 2020 is 3% (4% for participants in plans that converted to MOMENTUMSM from our EQUI-VEST® Corporate Trusteed contract). The yearly guaranteed interest rate will never be less than the minimum contract guarantee of 3%, or 4% for participants in plans that converted to MOMENTUMSM from our EQUI-VEST® Corporate Trusteed contract. Current rates will never be less than the yearly guaranteed interest rate. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.

Selecting investment options (employers and plan trustees only)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at the time.

If any one of the EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, EQ/Core Plus Bond, Multimanager Core Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index or EQ/PIMCO Ultra Short Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any of the above-listed options are selected, certain restrictions may apply to transfers out of the guaranteed interest option. See “Transferring your money among investment options” later in this prospectus. Lastly, if none of the above-listed investment options is selected, the guaranteed interest option as an investment option must be elected as a funding option.

See Appendix I at the end of this prospectus for information regarding investment choices available under “Original certificates.”

Allocating your contributions

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant’s enrollment form or as later changed. Under participant-directed plans, you, as participant, will provide the allocation percentages. In trustee-directed plans, the plan trustee will provide the percentages. Allocation percentages that are provided will be used for all contribution sources (employee and employer). Contributions from participants in plans using the Save 1-2-3 program are allocated automatically to the default investment option specified by the employer or plan trustee, until the participant provides alternate allocation instructions.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

You, as a participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer’s plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner a participant can use the VRU or Internet access to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.

2. Determining your contract’s value

Your retirement account value

The “retirement account value” is the total of the values attributable to a participant’s plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under “Charges and expenses” later in this prospectus.

If a partial or full withdrawal is made, or if the contract owner terminates a plan’s participation in the MOMENTUMSM program, participant retirement account values will be reduced by any withdrawal charge that applies.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by “units.” The value of units will increase or decrease as though you had invested in the corresponding portfolio’s shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day’s value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)	increased to reflect subsequent contributions,

(ii)	decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii)	decreased to reflect a loan or increased to reflect a loan repayment, or

(iv)	increased to reflect a transfer into or decreased to reflect a transfer out of an investment option.

In addition, when we deduct the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and the charges we deduct.

3. Transferring your money among investment options

Transferring your retirement account value

Subject to certain restrictions, the MOMENTUMSM contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer’s plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under “Automatic asset rebalancing for participant retirement account values” below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, “you” and “your” refer to the participant in this section.

You may make transfer requests by filing a request form to transfer with your employer or plan trustee to be forwarded to our processing office. You can also use our VRU or Internet access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.

If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, EQ/Core Plus Bond, Multimanager Core Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Money Market or EQ/PIMCO Ultra Short Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a “transfer period” is the greater of (i) and (ii) below, or, if greater, (iii) if applicable.

(i)	25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter.

(ii)	The total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

(iii)

If the employer or plan trustee, as applicable, has made an allocation to the guaranteed interest option on your behalf as a result of the mass transfer of assets to the MOMENTUMSM contract from another funding vehicle, you may transfer, for the “transfer period” in which the allocation occurred, up to 25% of the amount held in the guaranteed interest option on your behalf as of the date of the allocation.

We will not permit transfers between the guaranteed interest option and the other investment option (i) after we receive a request for a withdrawal from the guaranteed interest option in connection with a contract termination, or (ii) for 90 days after we receive notice of a plan termination (except for transfers already being made under an automatic transfer option). After the end of the 90 days described in (ii), the transfer limitation described above will go into effect for transfers where your employer’s plan is funded with any of the investment options included in that description. If your employer’s plan is not funded with any of such investment options, then at the end of the 90 days described in (ii), the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a “transfer period” is 25% of the amount you had in the guaranteed investment option as of the last day of such 90 day period.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.

Generally, this means that unless (iii) above applies, new participants will not be able to transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

See Appendix I at the end of this prospectus for transfer restrictions under “Original certificates.”

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the “Disruptive transfer activity” in section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “trusts”). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an “unaffiliated trust”). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/ participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/ participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Automatic asset rebalancing for participant retirement account values

Subject to contract owner approval and availability under your employer’s plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form telling us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually or annually).

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percentages used for this program will also be used as your allocation percentages for future contributions.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

4. Accessing your money

Withdrawals and termination

Subject to any restrictions in your employer’s plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer instructs us to send the distributions directly to the participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59 1/2), federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See “Tax information” later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, as fully explained in “Charges and expenses” later in this prospectus.

While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value.

Installment payments (Systematic withdrawals)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semiannual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected, then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUMSM contract if a participant’s:

•	plan (which must be either a full service or basic recordkeeping plan as described under “Plan recordkeeping services” later in this prospectus) permits it and the contract owner elects to make this option available to participants;

•	retirement account value is not subject to a withdrawal charge, as fully explained in “Charges and expenses” later in this prospectus; and

•	account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor’s responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account vehicle is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant’s written request to cancel installment payments.

Forfeitures

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust, the Pooled Trust and the Governmental Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the plan “default option.” The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

See Appendix I at the end of this prospectus for the default option under “Original certificates.”

Ex-participants returning to active service would have their forfeiture account returned to them as a contribution account as their plan permits. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See “Withdrawal charge” under “Charges and expenses” later in this prospectus.

Plan loans

The contract permits your employer, or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer’s plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or IRS pre-approved plan document depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUMSM program may also transfer outstanding plan loans to the contract. We call these “takeover loans.” We will allocate repayments of loans to the investment option elected on the takeover loan form.

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loan. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. See “Additional loan provisions” in the SAI and “Tax information” later in this prospectus.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value. See “Plan loan charges” under “Charges and expenses” later in this prospectus for a description of charges associated with plan loans.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer’s plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer’s plan. Participants should send plan loan repayments to the plan administrator and not to the Company. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See “How contributions can be made” earlier in this prospectus.

If permitted by the plan, you may prepay a plan loan in whole or in part at any time by using a certified check or money order. No personal checks are accepted. We will apply any payments we receive to interest first, and principal second. Plan loan repayments will be allocated to the investment options according to instructions we receive on the loan request form.

A plan loan will be considered in default if:

•	we do not receive the amount of any scheduled repayment within 90 days of its due date,

•	the participant dies, or

•	participation under the contract terminates and the plan does not allow for repayment after separation from service.

We may treat the plan loan principal as a withdrawal subject to the withdrawal charge.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

Your annuity payout options

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant’s retirement account value to purchase his or her annuity benefit. Subject to availability under an employer’s plan and the Code, MOMENTUMSM offers you several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer’s plan. The distribution will be in the form of a life annuity or another form offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity • Qualified joint and survivor life
Variable Immediate Annuity payout options (as described in a separate prospectus for this option)	• Life annuity (not available in • New York) • Life annuity with period certain • Qualified joint and survivor life

Annuity payout options

Legislation enacted at the end of 2019 which is generally effective January 1, 2020 significantly amends the required minimum distribution rules, and it may restrict the availability of certain annuity payout options.

A participant can choose from among the following annuity payout options:

•

Life annuity:  An annuity that guarantees payments for the rest of a participant’s life. Payments end with the last monthly payment before a participant’s death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of a participant’s life and, if a participant dies before the end of a selected period of time (“period certain”), provides payments to the beneficiary for the balance of the period certain, subject to required minimum distribution rules. The period certain cannot extend beyond the annuitant’s life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant’s age and will not exceed 10 years or the annuitant’s life expectancy.

•

Life annuity with refund certain:  An annuity that guarantees payments for the rest of a participant’s life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered, subject to required minimum distribution rules. This payout option is available only as a fixed annuity.

•

Period certain annuity:  An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant’s life expectancy. This option does not guarantee payments for the rest of a participant’s life.

•

Qualified joint and survivor life annuity:  An annuity that guarantees lifetime income to a participant and, after a participant’s death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of the participant’s spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant’s life and, after a participant’s death, continuation of payments to their surviving spouse. We may offer other payout options not outlined here. The Company’s financial professional can provide details.

Fixed annuity payout options

The MOMENTUMSM contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

Selecting an annuity payout option

In order to elect an annuity payout option, the retirement account value used to purchase the annuity must be at least $3,500. You, the participant, choose whether these payments will be either fixed or variable. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen; and

(3)	in the case of a life annuity, the participant’s age (or the participant’s and joint annuitant’s ages).

You, the participant, are the annuitant (or measuring life) for determining payments.

Lifetime required minimum distributions (Automatic minimum withdrawal option)

The start of a participant’s lifetime required minimum distributions from qualified plans depends on the participant’s birthdate and retirement status. Under legislation enacted at the end of 2019, lifetime required minimum distributions from qualified plans generally must begin April 1st of the calendar year after the calendar year in which the participant reaches age 72 (if born July 1, 1949 or later), or retires from the employer sponsoring the plan, whichever is later. For participants born June 30, 1949 or earlier, lifetime required minimum distributions from qualified plans must start by April 1st of the calendar year after the calendar year in which the participant reaches age 70 1/2, or retires, if later. That is, participants who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions. For participants who own more than 5% of the business, the lifetime required minimum distributions must begin after age 72 (or age 70 1/2 if applicable) even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the “shortfall” (required amount less amount actually taken).

Automatic minimum withdrawal option

The “automatic minimum withdrawal option” is a payment option we designed to help you, the participant, meet the lifetime required minimum distributions under federal income tax rules. If you elect the automatic minimum withdrawal option, we will withdraw the amount that the federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make and certain assumptions. We assume that the funds you hold under your certificate are the only funds subject to the required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 72 (or age 70 1/2 if applicable) and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time, upon notice to us. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less. We will also deduct any withdrawal charges that apply.

5. The MOMENTUMSM program

This section explains the MOMENTUMSM Program in further detail. It is intended for employers who wish to enroll in the MOMENTUMSM Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUMSM Program in more specific terms. References to “you” and “your” in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUMSM Program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Governmental Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUMSM Program.

The MOMENTUMSM program offers, according to the terms of either the Plan and Trust, the Pooled Trust or the Governmental Trust, a group variable annuity contract as a funding vehicle for employers who sponsor qualified retirement plans. Defined contribution plans provide for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUMSM contract is a suitable funding vehicle for your qualified retirement plan. You should read this prospectus and the MOMENTUMSM contract before entering into the contract.

Plan and Trust

As an employer, subject to the Company’s underwriting requirements, you can use the MOMENTUMSM program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the MOMENTUMSM contract.

The Plan and Trust consists of IRS pre-approved defined contribution plans, all of which use the same basic plan document. They include:

•	a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the (Code)); and

•	a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts from those options selected by the plan. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). However, as an employer, you are responsible for making sure the variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor (“DOL”) regulation under Section 404(c). See “Certain rules applicable to plans designed to comply with Section 404(c) of ERISA” under “Tax information” later in this prospectus.

If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.

Pooled Trust

If you want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only. You may use it as your plan’s only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUMSM contract) is used under the Pooled Trust and the Plan and Trust.

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust, only the basic plan recordkeeping option is available. However, we may offer to perform additional plan record-keeping services for an additional charge. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

Governmental Trust

The Governmental Trust is available for qualified defined contribution government plans described in Section 414(d) of the Code (“Section 414(d)”). A governmental unit which is a State, a political subdivision of a State or any agency or instrumentality of a State must adopt a Section 414(d) plan and sign a participation agreement with us. If you adopt the Governmental Trust, only the basic plan recordkeeping option is available. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

Trustee

Reliance Trust Company currently is the trustee under both the Pooled Trust and the Plan and Trust. The Plan and Trust and the Pooled Trust will not be available in certain states where the MOMENTUMSM contract may only be issued directly to the employer or plan trustee. Employers will not be able to use our full-service plan recordkeeping option in those states.

Reliance Trust Company currently is the trustee of the Governmental Plan’s Trust. Employers using the Governmental Plan’s Trust will not be able to use our full-service plan.

The sole responsibility of Reliance Trust Company is to serve as a party to the MOMENTUMSM contract. Neither has any responsibility for the administration of the MOMENTUMSM program or for any distributions or duties under the MOMENTUMSM contract.

Employer’s responsibilities

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

•	sending us contributions at the proper time;

•	determining the amount of all contributions for each participant;

•	maintaining all personnel records necessary for administering your plan;

•	determining who is eligible to receive benefits;

•	forwarding all forms to us that the employees are required to submit;

•	arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

•	arranging to have our prospectuses distributed;

•	filing an annual information return for your plan with the IRS, if required;

•

providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

•	selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

•	meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or an IRS pre-approved plan already have most of these responsibilities; therefore, adopting the Pooled Trust or Governmental Trust will not increase such responsibilities.

Adopting the MOMENTUMSM program

To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement, and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. To adopt the Governmental Trust, the employer must execute the Governmental Trust participation agreement.

Your financial professional can help you complete the participation agreement and the application for the MOMENTUMSM contract. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUMSM contract. We reserve the right to amend the MOMENTUMSM contract without the consent of any other person to comply with any laws and regulations that may apply.

Return your completed Pooled Trust or Governmental Trust participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the MOMENTUMSM contract.

6. Plan recordkeeping services

We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.

Basic recordkeeping option

Our basic recordkeeping option includes:

•	accounting by participant;

•	accounting by source of contributions;

•	plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

•	provision of annual Form 5500 Schedule A report information for use in the plan’s annual Form 5500 report to DOL;

•	plan loan processing, if applicable; and

•	1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with the Company. The written agreement specifies the fees for this service.

Full-service recordkeeping option

A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

•	Plan and Trust documents approved by the IRS;

•	assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;

•	assistance in annual reporting with the IRS and the DOL;

•	performance of vesting calculations;

•	performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

•	tracking of hardship withdrawal amounts in Code Section 401(k) plans;

•	direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

•	1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

7. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

•	A mortality and expense risks charge.

•	An expense charge.

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

•	A quarterly administrative charge.

•	A withdrawal charge when you make certain withdrawals.

•	A loan set-up charge when a plan loan is made.

•	A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

•	Charges at the time annuity payments begin — charges for state premium and other applicable taxes.

We also bill the employer directly an annual charge for plan record-keeping services. More information about these charges appears below.

Charges under the contract

Charges to variable investment options

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options, of which 0.65% is for mortality risks and expense risks and 0.84% is for other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.34% for all other variable investment options, of which 0.50% is for mortality risks and expense risks and 0.84% is for other expenses (0.60% of the charge for other expenses is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the quarterly administrative charges described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contract).

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

Quarterly administrative charge

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 ($30 annually) or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option and the guaranteed interest option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under “How We Deduct The MOMENTUMSM Quarterly Administrative Charge” in the SAI.

There is currently no charge for any calendar quarter in which the retirement account value plus any active loan is at least $25,000 as of the last business day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees, as applicable, 90 days’ written notice of any increase. We may also reduce this charge under certain circumstances. See “Charge reductions under special circumstances” in this section.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

Charge for plan recordkeeping services

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. The $300 charge is not imposed on plans that converted to the MOMENTUMSM contract from our EQUI-VEST® Corporate Trusteed contract. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We charge a $25 checkwriting fee for each check drawn under this service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days’ written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

Withdrawal charge

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract.

A withdrawal charge may apply in three circumstances:

(1)	withdrawals in excess of the 10% free withdrawal amount during a participation year,

(2)	upon a full withdrawal of a participant’s retirement account value, or

(3)	termination of the MOMENTUMSM contract.

In order to give the exact dollar amount of the withdrawal request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations or full withdrawals, we will pay the plan the greater of the following up to a maximum of the retirement account value:

•	the retirement account value after any withdrawal charge has been imposed, or

•

the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn minus any active loan plus 94% of (a) the remaining retirement account value, and (b) any active loan, minus (c) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested for the longest period as having been withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. Active loans do not include take-over loans for this purpose.

The withdrawal charge does not apply in the circumstances described below, under “We will waive the withdrawal charge if:”.

10% free withdrawal amount.  Subject to plan provisions and contract owner authorization each participation year, no withdrawal charge will be applied in which the amount withdrawn is less than or equal to 10% of the participant’s retirement account value (including loans) at the time the withdrawal is requested, minus any amount previously withdrawn during that participation year (including any defaulted loan amounts and forfeited amounts). This 10% portion is called the free withdrawal amount.

If you, as the employer, have transferred your plan assets to the MOMENTUMSM program from another qualified plan and we have not yet received from you the allocation of values among participants, we will treat the total amount we hold as one retirement account value. Withdrawals from this retirement account value will not have the benefit of a free withdrawal amount. However, once the amount we hold is allocated among the various participants, withdrawals will have the benefit of the free withdrawal amount.

Forfeited retirement account value.  If a portion of the retirement account value is forfeited under the terms of an employer’s plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. We will waive the balance of the withdrawal charge at that time. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the MOMENTUMSM contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

We will waive the withdrawal charge if:

•	the amount withdrawn is applied to the election of a life annuity payout option;

•	you, the participant, die;

•	you, the participant, have been a participant for at least five participation years and are at least age 59 1/ 2;

•	you, the participant, are at least age 59 1/2 and have separated from service (regardless of the number of participation years);

•

the amount withdrawn is the result of a request for a refund of “excess contributions” or “excess aggregate contributions” as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

•

the amount withdrawn is a request for a refund of “excess deferrals” as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

•

the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings that apply to such contributions are not included in such withdrawal;

•

the amount withdrawn is a request for a refund of contributions made due to an automatic investment, provided the withdrawal is made within 90 days of the date of the participant’s initial contribution pursuant to the terms of the Code;

•

the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the employer for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or

•	the amount withdrawn is a withdrawal for disability as defined in Section 72(m) of the Code.

There is no withdrawal charge on conversions from an EQUI-VEST® Corporate Trusteed contract to a MOMENTUMSM contract. For participants in plans that converted to MOMENTUMSM from our EQUI-VEST® Corporate Trusteed contract, for purposes of the withdrawal charge, the contribution date is the same contribution date as under the EQUI-VEST® Corporate Trusteed contract relating to that participant. For example, if an EQUI-VEST® Corporate Trusteed contract was purchased on behalf of a participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUMSM contract.

Plan loan charges

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An “active loan” is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per quarter record- keeping charge (but not the $25 set-up charge) will apply to takeover loans and to loans converted from EQUI-VEST® Corporate Trusteed contracts to MOMENTUMSM.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days’ written notice of any increase.

We will assess a withdrawal charge against any defaulted loan amount as described above under “Withdrawal charge.”

Limitation on charges for certain variable investment options

Under the terms of the MOMENTUMSM contract, for the Multimanager Aggressive Equity, EQ/Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options, the aggregate amount of the Separate Account A charges imposed for those options, and the charges for investment advisory fees and the direct operating expenses of the corresponding portfolios of the Trusts, may not exceed a total annual rate of 1.75% of the value of the assets held in those options for the MOMENTUMSM contract.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant’s state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust (collectively the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Charge reductions under special circumstances

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

8. Payment of death benefit

Death benefit amount

In general, the death benefit is equal to the greater of:

•	the retirement account value, and

•	the “minimum death benefit.”

The minimum death benefit equals all contributions made, less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made, leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your retirement account value as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution. We will treat this defaulted loan as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.

Distribution of the death benefit

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant’s beneficiary. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified plans. For deaths after December 31, 2019, only specified individuals who are eligible designated beneficiaries or EDBs may stretch post-death payments over the beneficiary’s life expectancy. See the discussion of required minimum distribution rules later in the prospectus under “Tax information”. Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the MOMENTUMSM contract, on the day we receive proof of death, we automatically transfer the participant’s retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under “Tax information” later in this prospectus. We are not responsible for any beneficiary change request that we do not receive.

Beneficiary’s payment options

The beneficiary may elect to:

(a)	receive the death benefit in a single sum,

(b)	apply the death benefit to an annuity payout option we offer,

(c)	apply the death benefit to provide any other form of benefit payment we offer subject to required minimum distribution rules,

(d)	have the death benefit directly rolled over to a new traditional inherited IRA established on behalf of the beneficiary in specified circumstances, or

(e)	have the death benefit credited to an account under the MOMENTUMSM contract maintained on behalf of the beneficiary in accordance with the beneficiary’s investment allocation instructions.

If the beneficiary elects the last option then:

(1)

the beneficiary will be entitled to “stretch distributions” from his or her account if permitted under the terms of the employer’s plan and the minimum distribution rules under federal income tax rules;

(2)

we will determine the value of the beneficiary’s account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary’s initial account; and

(3)

if the beneficiary dies prior to taking a distribution of his or her entire account, the beneficiary of the deceased beneficiary will be entitled to receive any remaining death benefit. Even in the case of participants who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining benefit.

The beneficiary’s choices may be limited by the terms of the plan, our rules in effect at the time, and federal income tax rules.

9. Tax information

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Overview

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

•	participation, vesting and funding;

•	nondiscrimination;

•	limits on contributions and benefits;

•	distributions;

•	penalties;

•	duties of fiduciaries;

•	prohibited transactions; and

•	withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax aspects of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person’s plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

Buying a contract to fund a retirement arrangement

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 (“qualified plan”). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits, such as the contract’s selection of investment funds, availability of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUMSM contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

Tax aspects of contributions to a plan

Corporations, partnerships and self-employed individuals can establish qualified plans for working owners and employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer’s federal gross income. Employer contributions which exceed the amount currently deductible, if not returned (with earnings allocable to the contribution) to the employer within two and a half months after the end of the plan year, are subject to a 10% penalty tax.

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans for 2020 is the lesser of $57,000 (after adjustment for cost-of-living changes) or 100% of the compensation or earned income for each participant. In 2020, the employer may not consider compensation in excess of $285,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual’s self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants’ compensation.

A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code (“elective deferrals”). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)	reaching age 59 1/2,

(2)	death,

(3)	disability,

(4)	certain business dispositions and plan terminations, or

(5)	termination of employment. In addition, in-service withdrawals may be made in the case of financial hardship.

A participant cannot elect to defer annually more than $19,500 in 2020 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2020 can make an additional $6,500 of “catch-up” elective deferrals if their plan so permits.

Elective deferral contributions are generally made on a pre-tax basis. If the employer’s plan permits, an employee may designate some or all of salary reduction contributions as “designated Roth contributions,” which are made on an post-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan (other than certain governmental plans to which non-discrimination rules do not apply) must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) feature is in the plan, which provides for employer matching contributions, employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $130,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special “top heavy” rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as “key employees.”

Certain 401(k) plans can adopt a “SIMPLE 401(k)” feature, which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be nonforfeitable. If the employer makes matching contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on the salary deferral and matching contributions. Effective for plan years beginning after December 31, 2019, if the employer makes non-elective contributions described above to satisfy the safe harbor status, the notice requirement no longer applies.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing those contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is under $100, the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

Tax aspects of distributions from a plan

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of a participant’s retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, when a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See “Penalty tax on premature distributions” in this section.

Designated Roth Contribution Account

Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. A nonqualified distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro rata basis.

If the post-tax contributions are in a “designated Roth account” under a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another “designated Roth account” under another such plan. They cannot be rolled over to a non-Roth post-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 401(k) plan.

“In-plan” Roth conversions

If permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a pre-tax account or a non-Roth post-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an “in-plan” direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth post-tax amount so converted.

A plan may allow an internal direct transfer from a pre-tax or non-Roth post-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

Income taxation of withdrawals

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan. The IRS has issued guidance on the allocation between pre-tax and post-tax amounts. See the discussion under “Eligible rollover distributions” below.

As discussed in this section in “Certain rules applicable to plan loans,” taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

Income taxation of annuity payments

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of post-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be included in gross income as ordinary income. The excludable portion is based on the ratio of the participant’s cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) dies prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant’s (or beneficiary’s) final tax return.

Income taxation of lump sum distributions

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

Eligible rollover distributions

Many types of distributions from qualified plans are “eligible rollover distributions” that can be rolled over to another “eligible retirement plan” which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements (“IRAs”), Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions may also be rolled over to another eligible retirement plan within 60 days of the receipt of the distribution, but the distribution will be subject to mandatory 20% federal income tax withholding if the distribution is not directly rolled over. If the eligible rollover distribution is directly rolled over, there is no mandatory 20% federal income tax withholding. Eligible rollover distributions to employees under age 59 1/2 may be subject to an additional 10% federal income tax penalty if the distribution is not rolled over. Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision. Eligible rollover distributions from qualified plans may also be rolled over to a SIMPLE IRA that the participant has participated in for at least two years. An employee’s surviving spouse beneficiary may also roll over an eligible rollover distribution to another eligible retirement plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs. Distributions from a qualified plan can also be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The IRS has issued ordering rules and related guidance on allocation between pre-tax and post-tax amounts on distributions from the plan before annuity payments start, including distributions to be made to multiple destinations, and the effect of direct rollovers. This guidance indicates that all disbursements from the plan that are “scheduled to be made at the same time” are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans.

The guidance generally requires that the pre-tax amount for the aggregated distribution is first assigned to the amount directly rolled over to one or more eligible retirement plans (so that the pre-tax amount would not be currently taxable). If the recipient wants to divide the direct rollover amount among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans.

If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.) The guidance further indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income. Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is a post-tax amount.

This guidance clarifies that a plan participant can use rollovers to separate the pre-tax and post-tax amounts of a distribution. For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth post-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth post-tax contributions could be rolled over to a Roth IRA.

To the extent a distribution is rolled over, it remains tax deferred. However, see “In-plan Roth conversions” earlier in this section.

Distributions not rolled over directly are subject to 20% mandatory withholding and the distribution may be subject to the premature penalty tax. See “Tax withholding and information reporting” in this section.

The taxable portion of most distributions will generally be an “eligible rollover distribution” unless the distribution falls within the following list of exceptions:

•	one of a series of substantially equal periodic payments made (not less frequently than annually):

(a)	for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

(b)	for a specified period of ten years or more.

•	a hardship withdrawal;

•	any distribution to the extent that it is a required distribution under Section 401(a)(9) of the Code (see “Distribution requirements and limits” below);

•	certain corrective distributions in plans subject to Sections 401(k), 401(m), or 402(g) of the Code;

•	loans that are treated as deemed distributions under Section 72(p) of the Code;

•	costs of life insurance protection for participants;

•	dividends paid on employer securities as described in Section 404(k) of the Code; and

•	in some instances, a distribution to a non-spousal beneficiary.

If a distribution is made to a participant’s surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

Amounts attributable to “designated Roth contributions” under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth post-tax contribution account under a 401(k) plan.

If there is a mandatory distribution provision in the employer’s plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.

Penalty tax on premature distributions

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan. The specified exceptions are for:

(a)	distributions made on account of the participant’s death or disability;

(b)	distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant’s life expectancy
(or the joint life expectancy of the participant and the beneficiary);

(c)	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code;

(d)	distributions due to separation from active service after age 55; and

(e)	distributions used to pay certain extraordinary medical expenses.

Please note that it is a participant’s responsibility to claim the penalty exception on his or her own income tax return and to document eligibility for the exception to the IRS.

Lifetime required minimum distributions

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 72 (or 70 1/2 if applicable) (or retires from service with the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 72 (or age 70 1/2 if applicable) even if they are still working. Distributions can generally be made:

(1)	in a lump sum payment,

(2)	over the life of the participant,

(3)	over the joint lives of the participant and his or her designated beneficiary subject to required minimum distribution rules,

(4)	over a period not extending beyond the life expectancy of the participant, or

(5)	over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary subject to required minimum distribution rules.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUMSM contracts because of the type of benefits provided under the contract.

Post-death required minimum distribution payments

Legislation enacted at the end of 2019 changes the distribution options pursuant to the death of a participant. These vary, depending on the status of the beneficiary (individual and entity) and when the participant dies. Particularly, such legislation significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary

Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan following the participant’s death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” is able to take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after the participant’s death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	the participant’s surviving spouse (see spousal beneficiary, below);

•	the participant’s minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than the participant.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary. When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision.

Spousal beneficiary.  If the participant’s beneficiary is his/her surviving spouse, the spouse has a number of choices. As noted above, post-death distributions may be made over the surviving spouse’s life or period of life expectancy. The spouse beneficiary may delay starting payments over his/her life or life expectancy period until the year in which the participant would have attained age 72. The spouse beneficiary may be able to roll over amounts from the participant’s plan into an IRA or other eligible retirement plan.

Non-individual beneficiary

Pre-January 1, 2020 rules continue to apply. If the participant dies before his/her Required Beginning Date for lifetime required minimum distributions, and the death beneficiary is a non-individual such as the participant’s estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the participant’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.

If the participant dies after his/her Required Beginning Date for lifetime required minimum distributions, and the death beneficiary is a non-individual such as the participant’s estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the participant’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.

Please note that under the legislation enacted in 2019, for participant deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation

The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the participant’s death on a term certain method. In certain cases a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the participant in this example died before December 31, 2019 the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

Spousal requirements

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity (“QJSA”). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant’s beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

Mandatory distribution

The Department of Labor has issued regulations providing for a “safe harbor” for the Code’s requirement of the automatic rollover of mandatory distributions, which may include prior rollover contributions from retirement plans. Please consult your tax adviser regarding these rules.

Certain rules applicable to plan loans

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

•	with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

•	in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence;

•	all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

•

the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant’s non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any)

of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance;

•

only 50% of the participant’s vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant’s vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

•	loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

•

each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

•	some plans provide that the participant’s spouse must consent in writing to the loan; and

•	plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See “Tax aspects of distributions from a plan” in this section.

The loan requirements and provisions of MOMENTUMSM shall apply regardless of the plan administrator’s guidelines.

Tax withholding and information reporting

Status for income tax purposes; FATCA

In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contract owners/participants. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding

Mandatory federal income tax withholding at a 20% rate will apply to all “eligible rollover distributions” unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or IRA (traditional or Roth). See the description in this section of “Eligible rollover distributions.” For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient’s correct Taxpayer Identification Number and a U.S. residence address.

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, a recipient may elect out of state income tax withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under “Eligible rollover distributions”). Contact your tax adviser to see how state withholding may apply to your payment.

Impact of taxes to the Company

Under existing federal income tax rules, the Company does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since the Company is the owner of the assets from which tax benefits may be derived.

Certain rules applicable to plans designed to comply with Section 404(c) of ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries may be relieved of liability for any investment loss that is the direct and necessary result of the plan participant’s or beneficiary’s exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make, and is responsible for the results of, his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUMSM program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor’s responsibility to see that the requirements of the DOL regulation are met. The Company and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

10. More information

About Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of the Company.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8)

to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUMSM contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any retirement account value, annuity benefit or other accrued rights or benefits.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies.

No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under the MOMENTUMSM contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m., Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.

Contributions and transfers

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

About your voting rights

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in the prospectus for each Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give participants or plan trustees, as applicable, the opportunity to instruct as how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, whichever applies, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote. One effect of proportional voting is that a small number of participants or plan trustees, as applicable, may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account A voting rights

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as it applies.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

IRS disqualification

If a retirement plan funded by the MOMENTUMSM contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUMSM program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient then under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transaction. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Financial statements

The financial statements of Separate Account No. A, as well as the consolidated financial statements of the Company are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 528-0204.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than the us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing

“differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. For more information, ask your financial professional.

Appendix I: Original certificates

Original certificates are MOMENTUMSM certificates under which the MOMENTUMSM employer has not elected to add any new variable investment options. Therefore, only Multimanager Aggressive Equity, EQ/Moderate Allocation, EQ/Common Stock Index and EQ/Money Market variable investment options are available.

Selecting your investment method.  Employers and plan trustees should note that for original certificates, only the guaranteed interest option, Multimanager Aggressive Equity, EQ/Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options are available.

Transferring the retirement account value.  The EQ/Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.

Default option for the forfeiture account.  We allocate amounts in the forfeiture account to the default option. For original certificates, the guaranteed interest option is the default option.

I-1

Appendix II: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of either 1.34% or 1.49%, depending upon investment option. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT Equity Income
Unit value	$110.04	$108.14	$125.60	$163.27	$175.05	$169.77	$189.24	$216.29	$188.43	$230.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT GAMCO Mergers & Acquisitions
Unit value	$125.49	$125.48	$130.29	$142.66	$143.06	$144.84	$153.90	$161.23	$151.25	$162.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT GAMCO Small Company Value
Unit value	$184.08	$175.27	$203.78	$279.70	$284.41	$264.61	$321.82	$368.64	$307.00	$373.62
Number of units outstanding (000’s)	3	2	1	1	1	1	1	1	1	1
1290 VT Socially Responsible
Unit value	$77.50	$76.67	$88.31	$117.03	$131.18	$130.04	$141.08	$167.59	$158.11	$203.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$157.53	$163.72	$170.12	$166.15	$167.83	$164.52	$167.08	$168.54	$165.43	$174.49
Number of units outstanding (000’s)	10	10	10	9	9	7	7	6	6	5
CharterSM Small Cap Growth
Unit value	$129.03	$107.34	$117.94	$171.95	$165.22	$153.16	$165.24	$202.75	$189.96	$249.35
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
CharterSM Small Cap Value
Unit value	$173.94	$156.14	$179.88	$253.28	$237.12	$203.22	$251.10	$275.73	$236.69	$291.07
Number of units outstanding (000’s)	7	5	3	3	2	2	2	2	2	1
EQ/AB Small Cap Growth
Unit value	$207.94	$204.35	$233.02	$317.66	$324.60	$310.94	$345.38	$418.01	$379.89	$479.01
Number of units outstanding (000’s)	17	13	11	10	9	8	7	7	6	4

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Aggressive Allocation
Unit value	$131.43	$119.94	$135.10	$168.52	$174.11	$168.76	$181.14	$212.85	$191.68	$235.42
Number of units outstanding (000’s)	9	9	8	4	4	3	3	2	2	1
EQ/BlackRock Basic Value Equity
Unit value	$215.34	$205.86	$230.79	$313.62	$339.44	$314.30	$365.81	$390.19	$354.08	$431.20
Number of units outstanding (000’s)	6	5	4	3	3	3	3	2	2	2
EQ/Capital Guardian Research
Unit value	$116.45	$119.49	$138.41	$179.93	$196.18	$197.26	$211.01	$261.15	$245.16	$321.42
Number of units outstanding (000’s)	12	10	9	8	8	5	5	5	5	4
EQ/ClearBridge Large Cap Growth
Unit value	$110.46	$102.58	$121.88	$167.23	$171.26	$171.11	$170.31	$211.04	$207.47	$270.20
Number of units outstanding (000’s)	2	3	3	3	2	2	2	2	1	1
EQ/Common Stock Index
Unit value	$311.66	$310.05	$354.66	$464.93	$515.55	$509.85	$563.49	$671.64	$626.04	$806.57
Number of units outstanding (000’s)	59	47	40	35	29	26	22	20	18	15
EQ/Conservative Allocation
Unit value	$119.11	$119.75	$123.55	$127.18	$128.76	$126.73	$128.69	$133.26	$129.41	$139.47
Number of units outstanding (000’s)	1	1	1	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$121.62	$119.14	$126.21	$137.27	$139.71	$136.94	$141.50	$151.92	$144.41	$161.69
Number of units outstanding (000’s)	—	1	1	1	1	1	1	—	—	1
EQ/Core Bond Index
Unit value	$112.15	$115.97	$118.03	$114.59	$115.78	$114.73	$114.76	$114.88	$113.61	$119.11
Number of units outstanding (000’s)	1	1	1	1	—	—	—	—	—	—
EQ/Equity 500 Index
Unit value	$281.41	$282.55	$321.22	$416.78	$464.56	$461.99	$507.04	$605.55	$567.91	$732.20
Number of units outstanding (000’s)	27	23	21	18	14	12	10	10	10	9
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$99.41	$88.68	$102.21	$137.84	$138.88	$128.07	$157.77	$173.93	$149.56	$185.17
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Global Bond PLUS
Unit value	$118.92	$122.49	$125.34	$120.55	$119.99	$113.88	$113.12	$116.80	$113.36	$118.78
Number of units outstanding (000’s)	1	1	1	1	1	1	—	1	1	1
EQ/Global Equity Managed Volatility
Unit value	$181.09	$156.66	$180.80	$214.70	$215.40	$208.84	$215.28	$267.80	$232.06	$286.81
Number of units outstanding (000’s)	12	11	9	8	6	5	5	5	4	3
EQ/Intermediate Government Bond
Unit Value	$173.15	$180.33	$179.64	$174.33	$174.62	$173.02	$171.48	$169.77	$168.87	$173.56
Number of units outstanding (000’s)	7	7	6	5	5	4	4	3	3	3
EQ/International Core Managed Volatility
Unit value	$120.02	$98.36	$112.87	$130.87	$121.06	$114.26	$112.97	$140.78	$118.21	$142.80
Number of units outstanding (000’s)	3	8	3	3	3	2	1	1	1	1
EQ/International Equity Index
Unit value	$126.00	$109.42	$125.52	$150.42	$138.16	$133.40	$134.50	$163.53	$136.85	$164.92
Number of units outstanding (000’s)	48	41	35	29	23	20	18	16	16	13
EQ/International Value Managed Volatility
Unit value	$127.65	$105.58	$122.36	$144.05	$131.92	$126.04	$125.28	$152.50	$125.63	$152.03
Number of units outstanding (000’s)	15	11	9	8	8	6	6	6	6	5
EQ/Invesco Comstock Portfolio
Unit value	$102.76	$99.37	$116.10	$154.68	$166.21	$153.83	$178.14	$207.37	$179.21	$220.98
Number of units outstanding (000’s)	—	—	—	1	1	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$169.33	$154.20	$165.45	$226.15	$221.53	$206.56	$194.97	$246.04	$238.38	$320.93
Number of units outstanding (000’s)	3	2	1	1	1	1	1	1	1	1
EQ/JPMorgan Value Opportunities Portfolio
Unit value	$134.73	$125.98	$144.24	$193.23	$218.05	$210.22	$252.06	$292.76	$244.33	$307.42
Number of units outstanding (000’s)	4	3	3	3	3	2	2	2	2	1
EQ/Large Cap Core Managed Volatility
Unit value	$91.78	$86.71	$98.37	$127.68	$140.60	$139.24	$150.88	$181.54	$167.59	$214.89
Number of units outstanding (000’s)	3	2	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Growth Index
Unit value	$75.04	$75.78	$85.77	$112.12	$124.15	$128.44	$134.77	$171.83	$165.68	$221.22
Number of units outstanding (000’s)	12	10	8	6	5	5	5	4	4	3
EQ/Large Cap Growth Managed Volatility
Unit value	$157.73	$149.93	$168.24	$224.72	$246.29	$252.79	$263.16	$335.50	$321.14	$423.66
Number of units outstanding (000’s)	13	12	9	7	6	5	5	5	3	3
EQ/Large Cap Value Index
Unit value	$59.10	$58.12	$66.86	$86.79	$96.44	$90.93	$104.50	$116.51	$104.72	$129.80
Number of units outstanding (000’s)	—	1	—	—	—	—	—	—	—	—
EQ/Large Cap Value Managed Volatility
Unit value	$100.08	$94.00	$107.44	$140.42	$155.49	$147.24	$167.53	$188.20	$167.24	$206.97
Number of units outstanding (000’s)	66	53	38	31	25	20	18	17	17	15
EQ/Loomis Sayles Growth
Unit value	$125.01	$126.89	$140.93	$176.97	$188.25	$207.13	$218.28	$289.86	$277.43	$359.48
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS International Growth
Unit value	$147.85	$130.24	$153.80	$172.45	$161.62	$159.77	$160.75	$209.45	$187.27	$235.10
Number of units outstanding (000’s)	2	1	1	1	1	—	—	—	—	—
EQ/Mid Cap Index
Unit value	$114.44	$110.20	$127.28	$166.49	$179.03	$171.58	$203.00	$231.30	$201.50	$249.25
Number of units outstanding (000’s)	7	6	6	4	4	4	3	3	3	3
EQ/Mid Cap Value Managed Volatility
Unit value	$164.68	$147.16	$172.23	$226.13	$247.35	$235.40	$273.30	$302.87	$259.06	$323.55
Number of units outstanding (000’s)	15	11	9	7	6	6	6	6	6	6
EQ/Moderate Allocation
Unit value	$63.45	$61.54	$66.55	$74.81	$76.59	$75.39	$78.92	$87.06	$82.34	$94.49
Number of units outstanding (000’s)	194	168	139	121	101	89	85	77	69	61
EQ/Moderate-Plus Allocation
Unit value	$132.32	$124.08	$136.52	$161.35	$165.19	$160.87	$170.26	$193.00	$177.39	$210.00
Number of units outstanding (000’s)	25	27	23	15	13	11	10	9	9	7

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Money Market
Unit value	$36.15	$35.56	$35.06	$34.57	$34.08	$33.61	$33.14	$32.82	$32.84	$32.99
Number of units outstanding (000’s)	147	82	70	72	74	69	47	45	38	34
EQ/PIMCO Ultra Short Bond
Unit value	$108.61	$106.95	$107.09	$105.75	$104.24	$102.56	$103.20	$103.74	$103.33	$104.54
Number of units outstanding (000’s)	1	1	—	—	—	—	—	—	—	—
EQ/Quality Bond PLUS
Unit value	$180.35	$180.55	$182.86	$176.30	$178.98	$176.98	$176.67	$176.73	$174.56	$181.92
Number of units outstanding (000’s)	13	11	8	7	6	5	4	4	4	4
EQ/Small Company Index
Unit value	$158.20	$149.85	$170.81	$231.64	$239.62	$225.61	$268.29	$301.79	$264.05	$326.19
Number of units outstanding (000’s)	2	2	2	1	1	1	1	1	1	1
EQ/T. Rowe Price Growth Stock
Unit value	$105.33	$101.90	$119.57	$162.71	$174.40	$189.65	$189.62	$249.52	$242.18	$313.24
Number of units outstanding (000’s)	3	3	1	1	1	1	1	1	1	1
EQ/UBS Growth and Income
Unit value	$113.88	$109.19	$121.59	$162.58	$183.58	$178.53	$194.02	$232.16	$198.31	$267.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$75.22	$69.95	$79.27	$107.95	$118.60	$122.37	$125.61	$162.48	$160.86	$212.82
Number of units outstanding (000’s)	131	96	78	67	55	49	43	37	31	28
Multimanager Core Bond
Unit value	$136.56	$142.56	$148.34	$142.91	$146.28	$144.50	$146.34	$148.71	$146.13	$154.81
Number of units outstanding (000’s)	3	3	1	1	2	1	—	—	—	—
Multimanager Mid Cap Growth
Unit value	$117.67	$106.94	$121.80	$168.45	$174.27	$169.32	$178.38	$222.92	$207.21	$271.82
Number of units outstanding (000’s)	3	1	1	1	1	1	1	1	1	1
Multimanager Mid Cap Value
Unit value	$152.52	$130.42	$147.73	$197.63	$205.39	$191.39	$224.86	$242.42	$208.67	$257.28
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Technology
Unit value	$117.21	$110.07	$123.17	$164.77	$184.59	$193.58	$208.08	$285.62	$288.23	$392.07
Number of units outstanding (000’s)	7	5	4	4	3	3	2	3	2	2
Target 2015 Allocation
Unit value	$101.92	$97.73	$106.89	$120.29	$122.19	$118.25	$123.24	$135.34	$127.77	$144.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	$99.61	$94.44	$105.15	$123.55	$126.81	$122.56	$129.89	$147.91	$136.95	$161.30
Number of units outstanding (000’s)	2	2	—	—	—	—	—	—	—	1
Target 2035 Allocation
Unit value	$98.29	$92.47	$104.11	$125.57	$129.45	$125.12	$133.35	$154.95	$141.90	$171.25
Number of units outstanding (000’s)	—	—	—	—	—	1	1	—	—	—
Target 2045 Allocation
Unit value	$96.22	$89.68	$102.13	$126.18	$130.43	$125.82	$134.93	$159.34	$144.64	$177.44
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.46	$98.81	$118.74	$106.85	$133.66
Number of units outstanding (000’s)	—	—	—	—	—	1	8	13	23	36

Statement of additional information

How to obtain a MOMENTUMSM Statement of Additional Information for Separate Account A

Call (800) 528-0204 or send this request form to:

Equitable-Retirement

P.O. Box 219489

Kansas City, MO

64121-9489

Please send me a MOMENTUMSM SAI dated May 1, 2020.

Name

Address
City	State	Zip

#842775

MomentumSM

A group variable and fixed deferred annuity contract

Statement of Additional Information

dated May 1, 2020

This Statement of Additional Information (‘‘SAI’’) is not a prospectus. It should be read in conjunction with the related MomentumSM prospectus dated May 1, 2020. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of the Company’s Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office at Equitable-Retirement, P.O. Box 219489, Kansas City, MO 64121-9489, by calling toll free, 1-800-528-0204, or by contacting your financial professional.

Table of Contents

The Company	2

Additional information about the MomentumSM program	2

How we deduct the MomentumSM quarterly administrative charge	3

Description of contribution sources for the MomentumSM program	3

Additional loan provisions	4

Calculation of annuity payments	4

Custodian	5

Independent Registered Public Accounting Firm	5

Distribution of the contracts	5

ERISA information statement	5

Calculating unit values	5

Financial statements	6

MomentumSM is a service mark of Equitable Financial Life Insurance Company

Distributed by its affiliate, Equitable Advisors, (Equitable Financial Advisors in MI and TN), 1290 Avenue of the Americas, New York, NY 10104

Copyright 2020 Equitable Financial Life Insurance Company — All rights reserved

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

MomentumSM
#842775

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Additional information about the MOMENTUMSM program

Plan eligibility requirements

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan. Effective for plan years beginning after December 31,

2020, employees that work 500 hours or more for three

consecutive years must be treated as eligible to participate in the plan if they are 21 years of age or older.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.

Vesting under the Plan

Vesting refers to the nonforfeitable portion of a participant’s retirement account value and loans attributable to employer and matching contributions under the Plan. The participant’s retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time forfeits any benefits that are not already vested under the plan’s vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

Years of Service	Schedule A Vested Percentage	Schedule B Vested Percentage	Schedule C Vested Percentage	Schedule D Vested Percentage
1	0%	0%	0%	100%
2	100%	20%	0%	100%
3	100%	40%	100%	100%
4	100%	60%	100%	100%
5	100%	80%	100%	100%
6	100%	100%	100%	100%

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not top ‘‘heavy’’ and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

Years of Service	Schedule E Vested Percentage	Schedule F Vested Percentage
Less than 2	0%	0%
2	20%	0%
3	40%	100%
4	60%	100%
5	80%	100%
6	100%	100%

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year ‘‘graded vesting’’ schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

Benefit distributions

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

Type of distribution	Form received at the processing office	When eligible to receive distribution
Single Sum Payments Annuities	N/A	The 1st business day that is 7 calendar days after we receive the form.
In-Service Withdrawals	N/A	The business day on which we receive the form.
Hardship Withdrawals

Withdrawals of Post-Tax Employee Contributions

2

Type of distribution	Form received at the processing office	When eligible to receive distribution
Installment Payments	1st through 25th business day of month inclusive. 26th through 31st business day of month inclusive.	The 1st business day of the following calendar month. The 1st business day of the second following calendar month.

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.

How we deduct the MOMENTUMSM quarterly administrative charge

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest option, EQ/Common Stock Index, EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Core Plus Bond, EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Large Cap Value Managed Volatility, EQ/Equity 500 Index, EQ/International Equity Index, EQ/AB Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest option. If there is no money in the guaranteed interest option, we will attempt to deduct the charge from the EQ/Common Stock Index option, then EQ/Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.

Description of contribution sources for the MOMENTUMSM program

These are the sources of contributions under qualified plans:

Employer contributions

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

Matching contributions

These are employer contributions that are allocated to a participant’s account under a plan by reason of the participant’s non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.

Post-tax contributions

These are non-Roth post-tax contributions made by a participant in accordance with the terms of a plan.

Roth contributions

These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.

Salary-deferral contributions

These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

Prior plan contributions

These are contributions transferred to a plan from another profit sharing plan of the same employer.

Prior pension contributions

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

Rollover contributions

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.

Roth rollover contributions

These are contributions transferred or rolled over from another qualified plan, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code which require separate accounting under Section 402A of the Code.

3

Qualified non-elective and qualified matching contributions

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.

Additional loan provisions

Under the MomentumSM contract, (1) the minimum amount of the loan is $1,000 and (2) the maximum amount of the loan is 50% of the participant’s vested retirement account value. A plan loan may never be greater than $50,000, less the highest outstanding loan balance in the preceding twelve calendar months. We will deduct the plan loan from the investment options you specify when you request the loan. The loan term must comply with applicable law. See ‘‘Tax information’’ in the Prospectus.

If there is a loan outstanding under an EQUI-VEST® corporate trusteed contract and you convert it to the MomentumSM contract, the retirement account value established for the participant under the MomentumSM contract will be equal to the account value under the EQUI-VESTSM contract, less the principal amount of the loan outstanding on the effective date of conversion. That means we will reduce the account value under the EQUI-VESTSM contract by the principal amount of the loan. You may withdraw or transfer amounts that were in the EQUI-VESTSM loan reserve account in excess of the principal balance of the loan, subject to any restrictions in the MomentumSM contract.

If you, as the employer, are transferring plan assets to the MomentumSM program, outstanding plan loans may also be transferred to the MomentumSM contract. We refer to these loans as ‘‘takeover loans.’’ We will not impose a withdrawal charge if a takeover loan defaults. Also, we will not deem defaulted takeover loans as withdrawals for purposes of calculating the minimum death benefits. We will allocate repayments of takeover loans to the guaranteed interest option. Loans converted from EQUI-VESTSM corporate trusteed to MomentumSM are not takeover loans.

Calculation of annuity payments

The calculation of monthly annuity payment under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

•	.00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as you specify. The first three monthly payments are the same. The initial payment will be calculated using the basis guarantee in the contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the payments under the annuity depend on the life of an annuitant, the age of the annuitant(s) will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. We will calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the retirement account value on a retirement date is enough to fund an annuity with a monthly payment of $100. Also assume that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

4

Custodian

The Company is the custodian for shares of the Trusts owned by Separate Account A.

Independent Registered Public Accounting Firm

The (i) financial statements of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors a fee of $0, $0, $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

ERISA information statement

Equitable Network, LLC (“Equitable Network”) is a licensed insurance agency and Equitable Advisors is a registered broker-dealer. Each is an affiliate of the Company. The Company has retained its affiliate Equitable Network as its general agent to distribute the Company policies and contracts through the Financial Professionals. Equitable Network is responsible for all administrative and operational functions in connection with the distribution of the Company products by the Financial Professionals, including training, wholesaling support and other marketing functions. The Company pays compensation to Equitable Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale.

Each licensed Financial Professional of Equitable Advisors, (‘‘Financial Professional’’) will receive compensation from the Company for the sale and servicing of a MomentumSM contract. (‘‘Servicing’’ does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this MomentumSM contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with Equitable Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of the Company.

Schedule of maximum commission and service fees:  Equitable Network pays premium-based compensation on MomentumSM contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 3.0%, 1.5% or 0.5% on all contributions and transfers to the contract for the Participant whose attained age (last birthday) at the beginning of the participation year during which payment is received is under age 55, age 55 through 59, or at least age 60, respectively. Compensation is not payable on transfers to the contract from another Company funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the MomentumSM contract.

Calculating Unit values

Unit values are determined at the end of each valuation period for each of the variable investment options. The unit values may vary.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such Trusts.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)

is the daily charges relating to the contracts for mortality risks, expenses, expense risks, death benefits and financial accounting, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. These charges are at an effective annual rate not to exceed a total of

5

1.49% for the EQ/Money Market and EQ/Common Stock Index options and 1.34% for all other variable investment options.

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(2)

1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)

1290 VT EQUITY INCOME(1)

1290 VT GAMCO MERGERS & ACQUISITIONS(1)

1290 VT GAMCO SMALL COMPANY VALUE(1)

1290 VT HIGH YIELD BOND(1)

1290 VT LOW VOLATILITY GLOBAL EQUITY(2)

1290 VT MICRO CAP(2)

1290 VT SMALL CAP VALUE(1)

1290 VT SMARTBETA EQUITY(1)

1290 VT SOCIALLY RESPONSIBLE(1)

ALL ASSET GROWTH-ALT 20(1)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)

CHARTERSM MODERATE(1)

CHARTERSM MULTI-SECTOR BOND(1)

CHARTERSM SMALL CAP GROWTH(1)

CHARTERSM SMALL CAP VALUE(1)

EQ/400 MANAGED VOLATILITY(1)

EQ/500 MANAGED VOLATILITY(1)

EQ/2000 MANAGED VOLATILITY(1)

EQ/AB DYNAMIC MODERATE GROWTH(1)

EQ/AB SMALL CAP GROWTH(1)

EQ/AGGRESSIVE ALLOCATION(1)

EQ/AMERICAN CENTURY MID CAP VALUE(2)

EQ/BALANCED STRATEGY(1)

EQ/BLACKROCK BASIC VALUE EQUITY(1)

EQ/CAPITAL GUARDIAN RESEARCH(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH(1)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)

EQ/COMMON STOCK INDEX(1)

EQ/CONSERVATIVE ALLOCATION(1)

EQ/CONSERVATIVE GROWTH STRATEGY(1)

EQ/CONSERVATIVE STRATEGY(1)

EQ/CONSERVATIVE-PLUS ALLOCATION(1)

EQ/CORE BOND INDEX(1)

EQ/EMERGING MARKETS EQUITY PLUS(1)

EQ/EQUITY 500 INDEX(1)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(2)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)

EQ/FRANKLIN RISING DIVIDENDS(2)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)

EQ/GLOBAL BOND PLUS(1)

EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/GOLDMAN SACHS MID CAP VALUE(2)

EQ/GROWTH STRATEGY(1)

EQ/INTERMEDIATE GOVERNMENT BOND(1)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)

EQ/INTERNATIONAL EQUITY INDEX(1)

EQ/INTERNATIONAL MANAGED VOLATILITY(1)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)

EQ/INVESCO COMSTOCK(1)

EQ/INVESCO GLOBAL REAL ESTATE(2)

EQ/INVESCO INTERNATIONAL GROWTH(2)

EQ/JANUS ENTERPRISE(1)

EQ/JPMORGAN VALUE OPPORTUNITIES(1)

EQ/LARGE CAP CORE MANAGED VOLATILITY(1)

EQ/LARGE CAP GROWTH INDEX(1)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)

EQ/LARGE CAP VALUE INDEX(1)

EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)

EQ/LAZARD EMERGING MARKETS EQUITY(2)

EQ/LOOMIS SAYLES GROWTH(1)

EQ/MFS INTERNATIONAL GROWTH(1)

EQ/MFS INTERNATIONAL VALUE(2)

EQ/MFS MID CAP FOCUSED GROWTH(2)

EQ/MFS TECHNOLOGY(2)

EQ/MFS UTILITIES SERIES(2)

EQ/MID CAP INDEX(1)

EQ/MID CAP VALUE MANAGED VOLATILITY(1)

EQ/MODERATE ALLOCATION(1)

EQ/MODERATE GROWTH STRATEGY(1)

EQ/MODERATE-PLUS ALLOCATION(1)

EQ/MONEY MARKET(1)

EQ/OPPENHEIMER GLOBAL(1)

EQ/PIMCO GLOBAL REAL RETURN(1)

EQ/PIMCO ULTRA SHORT BOND(1)

EQ/QUALITY BOND PLUS(1)

EQ/SMALL COMPANY INDEX(1)

EQ/T. ROWE PRICE GROWTH STOCK(1)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/UBS GROWTH & INCOME(1)

EQ/WELLINGTON ENERGY(2)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)

FIDELITY® VIP MID CAP PORTFOLIO(1)

INVESCO OPPENHEIMER V.I. MAIN STREET FUND(1)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)

INVESCO V.I. HIGH YIELD FUND(1)

INVESCO V.I. MID CAP CORE EQUITY FUND(1)

INVESCO V.I. SMALL CAP EQUITY FUND(1)

FSA-2

IVY VIP HIGH INCOME(1)

IVY VIP SMALL CAP GROWTH(1)

MFS® INVESTORS TRUST SERIES(1)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)

MULTIMANAGER AGGRESSIVE EQUITY(1)

MULTIMANAGER CORE BOND(1)

MULTIMANAGER MID CAP GROWTH(1)

MULTIMANAGER MID CAP VALUE(1)

MULTIMANAGER TECHNOLOGY(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)

TARGET 2015 ALLOCATION(1)

TARGET 2025 ALLOCATION(1)

TARGET 2035 ALLOCATION(1)

TARGET 2045 ALLOCATION(1)

TARGET 2055 ALLOCATION(1)

TEMPLETON GLOBAL BOND VIP FUND(1)

VANECK VIP GLOBAL HARD ASSETS FUND(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$222,264	$13,639,009	$13,479,793	$112,175,487	$15,865,770	$1,132,746,409
Receivable for shares of the Portfolios sold	—	—	—	97,588	—	—
Receivable for policy-related transactions	200	37,533	14,861	—	2,024	336,711

Total assets	222,464	13,676,542	13,494,654	112,273,075	15,867,794	1,133,083,120

Liabilities:
Payable for shares of the Portfolios purchased	192	37,533	14,784	—	2,023	336,711
Payable for policy-related transactions	—	—	—	97,588	—	—

Total liabilities	192	37,533	14,784	97,588	2,023	336,711

Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Net Assets:
Accumulation unit values	$222,272	$13,636,588	$13,479,870	$112,168,294	$15,853,829	$1,132,718,768
Retained by AXA Equitable in Separate Account A	—	2,421	—	7,193	11,942	27,641

Total Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Investments in shares of the Portfolios, at cost	$214,682	$13,169,606	$13,372,676	$128,980,626	$16,804,641	$1,078,054,401

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$21,365,452	$76,812	$356,150	$5,908,351	$5,482,286	$66,696,218
Receivable for shares of the Portfolios sold	—	3	12	—	—	—
Receivable for policy-related transactions	4,926	—	—	21,995	25,492	104,791

Total assets	21,370,378	76,815	356,162	5,930,346	5,507,778	66,801,009

Liabilities:
Payable for shares of the Portfolios purchased	4,926	—	—	21,995	25,475	104,789
Payable for policy-related transactions	—	1	—	—	—	—

Total liabilities	4,926	1	—	21,995	25,475	104,789

Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Net Assets:
Accumulation unit values	$21,365,185	$76,814	$356,162	$5,899,234	$5,482,303	$66,663,256
Retained by AXA Equitable in Separate Account A	267	—	—	9,117	—	32,964

Total Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Investments in shares of the Portfolios, at cost	$21,551,521	$76,171	$342,933	$5,898,084	$5,027,755	$56,720,374

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$88,902,283	$59,762,395	$484,528	$78,276,446	$55,037,801	$110,582,500
Receivable for shares of the Portfolios sold	252,458	—	—	—	—	19,067
Receivable for policy-related transactions	—	42,703	1,081	6,934	17,846	—

Total assets	89,154,741	59,805,098	485,609	78,283,380	55,055,647	110,601,567

Liabilities:
Payable for shares of the Portfolios purchased	—	42,640	1,066	6,934	17,846	—
Payable for policy-related transactions	252,459	—	—	—	—	19,063

Total liabilities	252,459	42,640	1,066	6,934	17,846	19,063

Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Net Assets:
Accumulation unit values	$88,902,100	$59,762,458	$484,543	$77,991,568	$54,750,924	$110,347,327
Contracts in payout (annuitization) period	—	—	—	226,999	—	—
Retained by AXA Equitable in Separate Account A	182	—	—	57,879	286,877	235,177

Total Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Investments in shares of the Portfolios, at cost	$83,911,606	$58,547,427	$473,484	$82,042,708	$51,654,630	$87,434,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983
Receivable for shares of the Portfolios sold	7,119	—	—	—	—
Receivable for policy-related transactions	—	26,537	8,839	5,695	104,725

Total assets	20,450,798	36,055,966	9,650,732	19,015,862	423,085,708

Liabilities:
Payable for shares of the Portfolios purchased	—	26,537	8,839	5,695	104,725
Payable for policy related transactions	7,119	—	—	—	—

Total liabilities	7,119	26,537	8,839	5,695	104,725

Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Net Assets:
Accumulation unit values	$20,441,737	$36,023,247	$9,641,200	$19,009,898	$420,542,743
Contracts in payout (annuitization) period	—	—	—	—	2,281,923
Retained by AXA Equitable in Separate Account A	1,942	6,182	693	269	156,317

Total Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Investments in shares of the Portfolios, at cost	$20,308,847	$30,528,452	$9,512,805	$17,645,364	$420,186,148

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$792,955,034	$120,131,746	$133,520,882	$831,523,809	$246,665,579	$162,231,315
Receivable for shares of the Portfolios sold	18,793	—	—	—	—	5,056
Receivable for policy-related transactions	—	106,372	13,887	83,216	14,443	—

Total assets	792,973,827	120,238,118	133,534,769	831,607,025	246,680,022	162,236,371

Liabilities:
Payable for shares of the Portfolios purchased	—	106,372	13,887	83,209	14,438	—
Payable for policy-related transactions	18,792	—	—	—	—	5,056

Total liabilities	18,792	106,372	13,887	83,209	14,438	5,056

Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Net Assets:
Accumulation unit values	$792,936,405	$120,131,734	$133,517,591	$831,501,347	$246,604,046	$162,168,783
Retained by AXA Equitable in Separate Account A	18,630	12	3,291	22,469	61,538	62,532

Total Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Investments in shares of the Portfolios, at cost	$774,148,190	$107,426,494	$119,508,734	$762,634,478	$195,216,625	$140,131,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$28,399,524	$2,476,776,262	$102,820,860	$35,471,180	$10,581,235	$221,123,391
Receivable for shares of the Portfolios sold	—	1,210,875	—	—	—	149,296
Receivable for policy-related transactions	7,729	—	6,727	3,143	2,592	—

Total assets	28,407,253	2,477,987,137	102,827,587	35,474,323	10,583,827	221,272,687

Liabilities:
Payable for shares of the Portfolios purchased	7,729	—	7,576	3,143	2,575	—
Payable for policy-related transactions	—	1,209,263	—	—	—	149,296

Total liabilities	7,729	1,209,263	7,576	3,143	2,575	149,296

Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Net Assets:
Accumulation unit values	$28,392,980	$2,464,838,750	$102,816,039	$35,470,215	$10,581,252	$221,097,445
Contracts in payout (annuitization) period	—	11,530,717	—	—	—	—
Retained by AXA Equitable in Separate Account A	6,544	408,407	3,972	965	—	25,946

Total Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Investments in shares of the Portfolios, at cost	$30,271,664	$1,563,087,058	$103,453,324	$33,287,511	$10,283,911	$223,066,375

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,329
Receivable for shares of the Portfolios sold	—	—	—	9,283	—	—
Receivable for policy-related transactions	3,631	9,327	1,086,018	—	10,678	1,713

Total assets	122,896,508	17,896,164	2,098,288,809	503,317,821	90,217,946	10,964,042

Liabilities:
Payable for shares of the Portfolios purchased	3,631	9,327	1,086,018	—	10,678	1,635
Payable for policy related transactions	—	—	—	9,283	—	—

Total liabilities	3,631	9,327	1,086,018	9,283	10,678	1,635

Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Net Assets:
Accumulation unit values	$122,882,227	$17,886,766	$2,093,064,090	$503,296,363	$90,193,799	$10,962,407
Contracts in payout (annunitization) period	—	—	4,007,981	—	—	—
Retained by AXA Equitable in Separate Account A	10,650	71	130,720	12,175	13,469	—

Total Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Investments in shares of the Portfolios, at cost	$121,546,811	$17,169,827	$1,514,155,558	$438,981,839	$85,590,473	$9,855,049

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,526
Receivable for shares of the Portfolios sold	—	—	—	76,097	3,642	44
Receivable for policy-related transactions	4,288	44,504	6,360	—	—	—

Total assets	20,383,106	75,384,120	48,570,275	387,085,120	64,510,864	1,418,570

Liabilities:
Payable for shares of the Portfolios purchased	4,288	44,504	6,360	—	—	—
Payable for policy-related transactions	—	—	—	76,097	3,642	10

Total liabilities	4,288	44,504	6,360	76,097	3,642	10

Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Net Assets:
Accumulation unit values	$20,378,760	$75,309,857	$48,551,527	$386,965,765	$64,506,493	$1,418,560
Retained by AXA Equitable in Separate Account A	58	29,759	12,388	43,258	729	—

Total Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Investments in shares of the Portfolios, at cost	$20,582,245	$80,359,739	$47,861,006	$318,717,118	$56,339,223	$975,443

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQINTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$49,878,738	$169,557,204	$378,992,605	$14,287,215	$176,878,495	$126,414,465
Receivable for shares of the Portfolios sold	28,885	28,287	37,448	—	8,088	45,130
Receivable for policy-related transactions	—	—	—	7,906	—	—

Total assets	49,907,623	169,585,491	379,030,053	14,295,121	176,886,583	126,459,595

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	7,907	—	—
Payable for policy-related transactions	28,855	28,287	37,448	—	8,088	45,130

Total liabilities	28,855	28,287	37,448	7,907	8,088	45,130

Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Net Assets:
Accumulation unit values	$49,586,739	$169,538,717	$377,614,353	$14,285,021	$176,861,891	$126,390,600
Contracts in payout (annuitization) period	181,509	—	1,222,831	—	—	—
Retained by AXA Equitable in Separate Account A	110,520	18,487	155,421	2,193	16,604	23,865

Total Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Investments in shares of the Portfolios, at cost	$49,138,428	$149,156,558	$358,035,389	$13,317,397	$157,258,029	$109,340,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$102,225,756	$96,710,565	$405,013,516	$202,872,913	$35,768,100	$381,210,376
Receivable for shares of the Portfolios sold	—	—	—	—	11,736	—
Receivable for policy-related transactions	16,484	21,275	93,676	171,837	—	152,082

Total assets	102,242,240	96,731,840	405,107,192	203,044,750	35,779,836	381,362,458

Liabilities:
Payable for shares of the Portfolios purchased	16,483	21,275	93,580	171,837	—	152,082
Payable for policy-related transactions	—	—	—	—	11,736	—

Total liabilities	16,483	21,275	93,580	171,837	11,736	152,082

Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Net Assets:
Accumulation unit values	$102,224,067	$96,708,537	$405,013,612	$202,819,220	$35,755,116	$381,171,087
Retained by AXA Equitable in Separate Account A	1,690	2,028	—	53,693	12,984	39,289

Total Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Investments in shares of the Portfolios, at cost	$95,148,896	$83,913,349	$343,075,661	$198,536,779	$30,919,687	$318,526,724

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$826,385,903	$114,170,855	$845,247,055	$256,993,827	$105,146,439	$203,170,459
Receivable for shares of the Portfolios sold	111,253	—	55,137	—	6,617	—
Receivable for policy-related transactions	—	37,289	—	87,633	—	73,951

Total assets	826,497,156	114,208,144	845,302,192	257,081,460	105,153,056	203,244,410

Liabilities:
Payable for shares of the Portfolios purchased	—	37,289	—	87,632	—	73,951
Payable for policy-related transactions	111,254	—	55,132	—	6,616	—

Total liabilities	111,254	37,289	55,132	87,632	6,616	73,951

Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Net Assets:
Accumulation unit values	$826,310,951	$114,168,367	$841,954,754	$256,973,679	$105,138,637	$203,156,583
Contracts in payout (annuitization) period	—	—	2,797,182	—	—	—
Retained by AXA Equitable in Separate Account A	74,951	2,488	495,124	20,149	7,803	13,876

Total Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Investments in shares of the Portfolios, at cost	$590,731,544	$108,548,745	$638,168,167	$230,738,608	$90,832,246	$184,122,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*

Assets:
Investments in shares of the Portfolios, at fair value	$609,028,254	$216,515,476	$223,102,474	$133,640,642	$762,502,051	$489,614,627
Receivable for shares of the Portfolios sold	—	100,378	—	—	—	19,536
Receivable for policy-related transactions	258,155	—	155,482	4,537	215,159	—

Total assets	609,286,409	216,615,854	223,257,956	133,645,179	762,717,210	489,634,163

Liabilities:
Payable for shares of the Portfolios purchased	258,155	—	155,482	4,538	215,159	—
Payable for policy-related transactions	—	100,378	—	—	—	19,533

Total liabilities	258,155	100,378	155,482	4,538	215,159	19,533

Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Net Assets:
Accumulation unit values	$609,023,791	$216,513,577	$223,096,170	$133,640,563	$762,495,104	$489,607,599
Retained by AXA Equitable in Separate Account A	4,463	1,899	6,304	78	6,947	7,031

Total Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Investments in shares of the Portfolios, at cost	$518,792,950	$179,269,737	$187,244,124	$116,928,414	$719,711,369	$411,314,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$1,646,755,824	$93,139,638	$1,255,966,251	$69,306,475	$235,056,775	$46,554,451
Receivable for shares of the Portfolios sold	—	—	226,896	—	—	—
Receivable for policy-related transactions	425,220	106,607	—	1,290,548	147,034	64,340

Total assets	1,647,181,044	93,246,245	1,256,193,147	70,597,023	235,203,809	46,618,791

Liabilities:
Payable for shares of the Portfolios purchased	349,246	106,607	—	1,290,494	147,034	63,912
Payable for policy-related transactions	—	—	226,897	—	—	—

Total liabilities	349,246	106,607	226,897	1,290,494	147,034	63,912

Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Net Assets:
Accumulation unit values	$1,641,746,048	$93,128,856	$1,255,927,500	$68,990,362	$235,054,569	$46,554,879
Contracts in payout (annuitization) period	4,869,926	—	—	215,359	—	—
Retained by AXA Equitable in Separate Account A	215,824	10,782	38,750	100,808	2,206	—

Total Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Investments in shares of the Portfolios, at cost	$1,668,967,264	$86,779,499	$1,251,821,554	$69,309,824	$188,036,943	$46,339,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Assets:
Investments in shares of the Portfolios, at fair value	$75,634,598	$73,446,943	$349,031,671	$875,453,558	$49,701,757	$43,723,280
Receivable for policy-related transactions	5,724	4,514	74,221	198,985	6,045	13,007

Total assets	75,640,322	73,451,457	349,105,892	875,652,543	49,707,802	43,736,287

Liabilities:
Payable for shares of the Portfolios purchased	5,724	4,513	74,221	198,985	6,045	13,007

Total liabilities	5,724	4,513	74,221	198,985	6,045	13,007

Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Net Assets:
Accumulation unit values	$75,621,566	$72,991,142	$348,865,593	$875,449,334	$49,684,098	$43,722,300
Contracts in payout (annuitization) period	—	336,064	—	—	—	—
Retained by AXA Equitable in Separate Account A	13,032	119,738	166,078	4,224	17,659	980

Total Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Investments in shares of the Portfolios, at cost	$76,092,587	$74,807,318	$355,854,770	$714,860,899	$49,606,289	$40,058,093

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,889	$50,138,707
Receivable for policy-related transactions	10,558	42,424	61,089	6,421	37,904	45,487

Total assets	41,518,159	17,500,469	69,360,095	9,442,292	64,925,793	50,184,194

Liabilities:
Payable for shares of the Portfolios purchased	10,558	42,424	61,089	6,421	37,901	45,487

Total liabilities	10,558	42,424	61,089	6,421	37,901	45,487

Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Net Assets:
Accumulation unit values	$41,502,295	$17,455,619	$69,298,414	$9,435,625	$64,882,563	$50,137,502
Retained by AXA Equitable in Separate Account A	5,306	2,426	592	246	5,329	1,205

Total Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Investments in shares of the Portfolios, at cost	$53,828,171	$15,954,577	$69,849,351	$9,332,311	$62,897,213	$50,227,060

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,965,725	$10,957,573	$273,892,694	$42,033,405	$23,196,248	$34,476,940
Receivable for policy-related transactions	12,156	3,161	129,299	32,385	34,635	42,092

Total assets	24,977,881	10,960,734	274,021,993	42,065,790	23,230,883	34,519,032

Liabilities:
Payable for shares of the Portfolios purchased	12,156	3,161	129,300	32,385	34,635	42,092

Total liabilities	12,156	3,161	129,300	32,385	34,635	42,092

Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Net Assets:
Accumulation unit values	$24,962,331	$10,954,487	$273,892,685	$42,024,314	$23,194,860	$34,475,403
Retained by AXA Equitable in Separate Account A	3,394	3,086	8	9,091	1,388	1,537

Total Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Investments in shares of the Portfolios, at cost	$26,185,439	$11,549,968	$276,156,321	$46,262,665	$20,262,199	$29,063,946

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$711,189,177	$112,076,910	$87,875,780	$50,712,670	$249,387,520	$9,015,525
Receivable for shares of the Portfolios sold	200,288	—	82,171	4,544	383,769	—
Receivable for policy-related transactions	—	21,343	—	—	—	7,394

Total assets	711,389,465	112,098,253	87,957,951	50,717,214	249,771,289	9,022,919

Liabilities:
Payable for shares of the Portfolios purchased	—	21,339	—	—	—	7,310
Payable for policy-related transactions	130,649	—	82,172	4,545	383,769	—

Total liabilities	130,649	21,339	82,172	4,545	383,769	7,310

Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Net Assets:
Accumulation unit values	$710,056,328	$112,044,973	$87,850,357	$50,680,470	$249,266,401	$9,011,506
Contracts in payout (annuitization) period	1,056,558	—	—	—	—	—
Retained by AXA Equitable in Separate Account A	145,930	31,941	25,422	32,199	121,119	4,103

Total Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Investments in shares of the Portfolios, at cost	$438,106,538	$110,977,521	$82,727,854	$44,972,055	$210,901,680	$9,722,094

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$18,947,114	$91,276,660	$113,879,188	$96,757,004	$26,753,645	$74,250,014	$20,621,690
Receivable for shares of the Portfolios sold	2,750	—	—	—	—	—	—
Receivable for policy-related transactions	—	71,369	69,001	67,476	42,171	37,432	6,554

Total assets	18,949,864	91,348,029	113,948,189	96,824,480	26,795,816	74,287,446	20,628,244

Liabilities:
Payable for shares of the Portfolios purchased	—	71,370	69,001	67,476	42,172	37,432	6,554
Payable for policy related transactions	2,750	—	—	—	—	—	—

Total liabilities	2,750	71,370	69,001	67,476	42,172	37,432	6,554

Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Net Assets:
Accumulation unit values	$18,931,508	$91,271,858	$113,858,663	$96,750,961	$26,753,557	$74,249,951	$20,621,408
Retained by AXA Equitable in Separate Account A	15,606	4,801	20,525	6,043	87	63	282

Total Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Investments in shares of the Portfolios, at cost	$19,358,054	$84,071,452	$100,219,790	$83,234,544	$23,885,143	$75,632,485	$22,983,158

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	18,819

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,148,112

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	1,330,670

1290 VT EQUITY INCOME	IB	25,018,887

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,316,076

1290 VT GAMCO SMALL COMPANY VALUE	IB	18,910,296

1290 VT HIGH YIELD BOND	IB	2,225,577

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	6,006

1290 VT MICRO CAP	IB	33,941

1290 VT SMALL CAP VALUE	IB	556,430

1290 VT SMARTBETA EQUITY	IB	380,231

1290 VT SOCIALLY RESPONSIBLE	IB	4,779,355

ALL ASSET GROWTH-ALT 20	IB	4,250,368

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	5,432,945

CHARTERSM MODERATE	B	44,866

CHARTERSM MULTI-SECTOR BOND	A	13,598,976
CHARTERSM MULTI-SECTOR BOND	B	6,598,797

CHARTERSM SMALL CAP GROWTH	B	3,890,146
CHARTERSM SMALL CAP VALUE	B	6,102,214

EQ/400 MANAGED VOLATILITY	IB	939,015

EQ/500 MANAGED VOLATILITY	IB	1,321,677

EQ/2000 MANAGED VOLATILITY	IB	467,314

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,420,642

EQ/AB SMALL CAP GROWTH	IA	17,593,481
EQ/AB SMALL CAP GROWTH	IB	6,161,209

EQ/AGGRESSIVE ALLOCATION	B	68,945,755

EQ/AMERICAN CENTURY MID CAP VALUE	IB	5,197,914

EQ/BALANCED STRATEGY	IA	4,903
EQ/BALANCED STRATEGY	IB	8,306,075

EQ/BLACKROCK BASIC VALUE EQUITY	IB	35,337,621

EQ/CAPITAL GUARDIAN RESEARCH	IB	9,408,762

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12,463,398

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	3,885,032

EQ/COMMON STOCK INDEX	IA	61,383,236
EQ/COMMON STOCK INDEX	IB	6,194,639

EQ/CONSERVATIVE ALLOCATION	B	10,923,100

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,391,642

EQ/CONSERVATIVE STRATEGY	IB	856,305

EQ/CONSERVATIVE-PLUS ALLOCATION	B	22,701,279

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/CORE BOND INDEX	IB	12,169,056

EQ/EMERGING MARKETS EQUITY PLUS	IB	1,784,779

EQ/EQUITY 500 INDEX	IA	25,964,995
EQ/EQUITY 500 INDEX	IB	15,215,725

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	12,625,143

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	8,034,130

EQ/FRANKLIN RISING DIVIDENDS	IB	342,685

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,306,511

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	8,282,008

EQ/GLOBAL BOND PLUS	IB	5,254,149

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	21,626,151

EQ/GOLDMAN SACHS MID CAP VALUE	IB	3,341,377

EQ/GROWTH STRATEGY	IA	73,449

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,690,577
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,118,765

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,191,737

EQ/INTERNATIONAL EQUITY INDEX	IA	34,076,674
EQ/INTERNATIONAL EQUITY INDEX	IB	4,415,787

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,044,719

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	13,165,518

EQ/INVESCO COMSTOCK	IB	7,062,951

EQ/INVESCO GLOBAL REAL ESTATE	IB	6,107,859

EQ/INVESCO INTERNATIONAL GROWTH	IB	2,393,740

EQ/JANUS ENTERPRISE	IB	19,197,971

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	10,832,104

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,175,679

EQ/LARGE CAP GROWTH INDEX	IB	23,644,641

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	23,646,625

EQ/LARGE CAP VALUE INDEX	IB	12,451,435

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	41,074,302
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,119,437

EQ/LAZARD EMERGING MARKETS EQUITY	IB	11,683,940

EQ/LOOMIS SAYLES GROWTH	IB	11,296,900

EQ/MFS INTERNATIONAL GROWTH	IB	24,648,292
EQ/MFS INTERNATIONAL VALUE	IB	19,857,839

EQ/MFS MID CAP FOCUSED GROWTH	IB	14,411,080

EQ/MFS TECHNOLOGY	IB	9,979,163

EQ/MFS UTILITIES SERIES	IB	3,845,940

EQ/MID CAP INDEX	IB	52,926,146

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30,036,401
EQ/MODERATE ALLOCATION	A	77,704,841

The accompanying notes are an integral part of these financial statements.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MODERATE ALLOCATION	B	39,737,104

EQ/MODERATE GROWTH STRATEGY	IB	5,244,076

EQ/MODERATE-PLUS ALLOCATION	B	113,245,976

EQ/MONEY MARKET	IA	38,486,943
EQ/MONEY MARKET	IB	30,799,327

EQ/OPPENHEIMER GLOBAL	IB	10,908,558

EQ/PIMCO GLOBAL REAL RETURN	IB	4,711,232

EQ/PIMCO ULTRA SHORT BOND	IA	10,966
EQ/PIMCO ULTRA SHORT BOND	IB	7,657,569

EQ/QUALITY BOND PLUS	IA	6,273,852
EQ/QUALITY BOND PLUS	IB	2,203,130

EQ/SMALL COMPANY INDEX	IB	31,786,583

EQ/T. ROWE PRICE GROWTH STOCK	IB	16,180,866

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	4,195,636

EQ/UBS GROWTH & INCOME	IB	4,278,012

EQ/WELLINGTON ENERGY	IB	10,761,545

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	755,760

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,182,646

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	324,815

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,400,588

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,354,236

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	2,101,492

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	660,095

IVY VIP HIGH INCOME	CLASS II	78,958,918

IVY VIP SMALL CAP GROWTH	CLASS II	4,790,132

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	707,850

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,548,134

MULTIMANAGER AGGRESSIVE EQUITY	IA	10,184,716
MULTIMANAGER AGGRESSIVE EQUITY	IB	486,741

MULTIMANAGER CORE BOND	IB	11,219,972

MULTIMANAGER MID CAP GROWTH	IB	9,029,370

MULTIMANAGER MID CAP VALUE	IB	3,393,756

MULTIMANAGER TECHNOLOGY	IB	8,417,669

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,389,141

TARGET 2015 ALLOCATION	B	2,179,160

TARGET 2025 ALLOCATION	B	7,898,427

TARGET 2035 ALLOCATION	B	9,092,343

TARGET 2045 ALLOCATION	B	7,607,437

TARGET 2055 ALLOCATION	B	2,118,071

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	4,649,343

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class **	Portfolio Shares Held
VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	1,129,337

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$115.76	—
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$115.69	2

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.50%	IB	$134.93	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.70%	IB	$133.13	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.80%	IB	$132.24	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.95%	IB	$130.92	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.00%	IB	$130.48	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$129.61	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.20%	IB	$128.74	59
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$128.31	10
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.34%	IB	$127.53	30
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.45%	IB	$126.59	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$112.11	8
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$111.07	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$110.55	4
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$110.04	6
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$109.53	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$109.01	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$108.50	89
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$108.25	12

1290 VT EQUITY INCOME	0.50%	IB	$262.74	28
1290 VT EQUITY INCOME	0.70%	IB	$254.80	3
1290 VT EQUITY INCOME	0.80%	IB	$367.51	1
1290 VT EQUITY INCOME	0.90%	IB	$247.11	20
1290 VT EQUITY INCOME	0.95%	IB	$245.22	11
1290 VT EQUITY INCOME	1.00%	IB	$243.35	—
1290 VT EQUITY INCOME	1.10%	IB	$239.63	6
1290 VT EQUITY INCOME	1.20%	IB	$235.96	118
1290 VT EQUITY INCOME	1.25%	IB	$168.54	23
1290 VT EQUITY INCOME	1.30%	IB	$189.59	3
1290 VT EQUITY INCOME	1.34%	IB	$230.93	270
1290 VT EQUITY INCOME	1.35%	IB	$230.57	—
1290 VT EQUITY INCOME	1.45%	IB	$227.03	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$183.63	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$178.29	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$173.10	6
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$171.82	6
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$168.05	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$165.56	5

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$132.12	11
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$143.61	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.09	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.16	66
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$161.92	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$159.53	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$145.12	8
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$211.58	10
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$425.09	20
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$412.25	14
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$479.41	11
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$399.80	148
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$396.74	27
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$393.72	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$387.70	38
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$381.76	1,221
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$242.33	216
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$285.99	7
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$373.62	1,346
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$373.04	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$367.32	1

1290 VT HIGH YIELD BOND	0.50%	IB	$128.20	3
1290 VT HIGH YIELD BOND	0.70%	IB	$126.49	1
1290 VT HIGH YIELD BOND	0.80%	IB	$125.65	1
1290 VT HIGH YIELD BOND	0.90%	IB	$124.81	4
1290 VT HIGH YIELD BOND	0.95%	IB	$124.39	3
1290 VT HIGH YIELD BOND	1.00%	IB	$123.98	—
1290 VT HIGH YIELD BOND	1.10%	IB	$123.15	3
1290 VT HIGH YIELD BOND	1.20%	IB	$122.32	98
1290 VT HIGH YIELD BOND	1.25%	IB	$121.91	22
1290 VT HIGH YIELD BOND	1.34%	IB	$121.17	41

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$114.17	1

1290 VT MICRO CAP	1.25%	IB	$112.13	3

1290 VT SMALL CAP VALUE	0.50%	IB	$134.23	9
1290 VT SMALL CAP VALUE	0.70%	IB	$132.98	—
1290 VT SMALL CAP VALUE	0.80%	IB	$132.36	—
1290 VT SMALL CAP VALUE	0.90%	IB	$131.75	2
1290 VT SMALL CAP VALUE	1.00%	IB	$131.13	—
1290 VT SMALL CAP VALUE	1.10%	IB	$130.52	—
1290 VT SMALL CAP VALUE	1.20%	IB	$129.91	30
1290 VT SMALL CAP VALUE	1.25%	IB	$129.60	3

1290 VT SMARTBETA EQUITY	0.50%	IB	$144.58	1
1290 VT SMARTBETA EQUITY	0.80%	IB	$142.57	1
1290 VT SMARTBETA EQUITY	0.90%	IB	$141.90	3
1290 VT SMARTBETA EQUITY	1.00%	IB	$141.24	—
1290 VT SMARTBETA EQUITY	1.10%	IB	$140.58	—
1290 VT SMARTBETA EQUITY	1.20%	IB	$139.92	30
1290 VT SMARTBETA EQUITY	1.25%	IB	$139.60	4

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$165.75	10
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$249.39	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$213.40	1
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$231.82	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$449.73	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	10
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$282.35	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$217.97	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$213.52	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$209.15	98
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$208.67	4
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$229.12	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$203.20	188
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$257.44	—

ALL ASSET GROWTH-ALT 20	0.50%	IB	$194.20	2
ALL ASSET GROWTH-ALT 20	0.70%	IB	$190.21	2
ALL ASSET GROWTH-ALT 20	0.80%	IB	$188.25	2
ALL ASSET GROWTH-ALT 20	0.90%	IB	$186.30	16
ALL ASSET GROWTH-ALT 20	0.95%	IB	$185.34	5
ALL ASSET GROWTH-ALT 20	1.00%	IB	$184.38	3
ALL ASSET GROWTH-ALT 20	1.10%	IB	$182.47	7
ALL ASSET GROWTH-ALT 20	1.20%	IB	$180.57	297
ALL ASSET GROWTH-ALT 20	1.25%	IB	$179.63	12
ALL ASSET GROWTH-ALT 20	1.34%	IB	$177.95	147
ALL ASSET GROWTH-ALT 20	1.45%	IB	$175.92	—

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.50%	CLASS 4	$113.24	18
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.70%	CLASS 4	$111.73	6
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.80%	CLASS 4	$110.99	4
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.90%	CLASS 4	$110.25	25
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.95%	CLASS 4	$109.88	28
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.00%	CLASS 4	$109.51	1
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.10%	CLASS 4	$108.78	16
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.20%	CLASS 4	$108.05	284
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.25%	CLASS 4	$107.69	62
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.34%	CLASS 4	$107.04	108
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.45%	CLASS 4	$106.24	—

CHARTERSM MODERATE	0.50%	B	$114.33	—
CHARTERSM MODERATE	0.80%	B	$113.41	—
CHARTERSM MODERATE	0.90%	B	$113.11	—
CHARTERSM MODERATE	1.10%	B	$112.50	—
CHARTERSM MODERATE	1.20%	B	$112.20	1
CHARTERSM MODERATE	1.25%	B	$112.05	3

CHARTERSM MULTI-SECTOR BOND	0.70%	A	$127.87	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$163.67	21
CHARTERSM MULTI-SECTOR BOND	1.20%	A	$133.48	3
CHARTERSM MULTI-SECTOR BOND	1.34%	A	$174.49	274
CHARTERSM MULTI-SECTOR BOND	1.35%	A	$185.82	3
CHARTERSM MULTI-SECTOR BOND	1.45%	A	$101.07	—
CHARTERSM MULTI-SECTOR BOND	0.50%	B	$145.36	5
CHARTERSM MULTI-SECTOR BOND	0.70%	B	$133.74	—

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CHARTERSM MULTI-SECTOR BOND	0.80%	B	$136.84	—
CHARTERSM MULTI-SECTOR BOND	0.90%	B	$110.68	3
CHARTERSM MULTI-SECTOR BOND	0.95%	B	$127.06	40
CHARTERSM MULTI-SECTOR BOND	1.00%	B	$147.90	—
CHARTERSM MULTI-SECTOR BOND	1.10%	B	$123.20	13
CHARTERSM MULTI-SECTOR BOND	1.20%	B	$103.32	147
CHARTERSM MULTI-SECTOR BOND	1.25%	B	$95.99	23
CHARTERSM MULTI-SECTOR BOND	1.30%	B	$99.76	3

CHARTERSM SMALL CAP GROWTH	0.50%	B	$283.70	1
CHARTERSM SMALL CAP GROWTH	0.70%	B	$275.13	—
CHARTERSM SMALL CAP GROWTH	0.80%	B	$413.43	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$266.82	5
CHARTERSM SMALL CAP GROWTH	0.95%	B	$264.78	7
CHARTERSM SMALL CAP GROWTH	1.00%	B	$262.76	—
CHARTERSM SMALL CAP GROWTH	1.10%	B	$258.75	2
CHARTERSM SMALL CAP GROWTH	1.20%	B	$254.78	13
CHARTERSM SMALL CAP GROWTH	1.25%	B	$172.22	14
CHARTERSM SMALL CAP GROWTH	1.30%	B	$196.65	—
CHARTERSM SMALL CAP GROWTH+	1.34%	B	$247.90	9
CHARTERSM SMALL CAP GROWTH	1.34%	B	$249.35	170
CHARTERSM SMALL CAP GROWTH	1.35%	B	$248.96	—
CHARTERSM SMALL CAP GROWTH	1.45%	B	$245.14	—

CHARTERSM SMALL CAP VALUE	0.50%	B	$325.41	1
CHARTERSM SMALL CAP VALUE	0.70%	B	$332.03	1
CHARTERSM SMALL CAP VALUE	0.80%	B	$365.27	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	9
CHARTERSM SMALL CAP VALUE	0.95%	B	$248.91	15
CHARTERSM SMALL CAP VALUE	1.00%	B	$312.21	—
CHARTERSM SMALL CAP VALUE	1.10%	B	$305.84	1
CHARTERSM SMALL CAP VALUE	1.20%	B	$299.59	21
CHARTERSM SMALL CAP VALUE	1.25%	B	$134.72	3
CHARTERSM SMALL CAP VALUE	1.30%	B	$146.69	—
CHARTERSM SMALL CAP VALUE+	1.34%	B	$288.80	12
CHARTERSM SMALL CAP VALUE	1.34%	B	$291.07	319
CHARTERSM SMALL CAP VALUE	1.35%	B	$290.46	—
CHARTERSM SMALL CAP VALUE	1.45%	B	$223.09	—

EQ/400 MANAGED VOLATILITY	0.40%	IB	$214.11	5
EQ/400 MANAGED VOLATILITY	0.50%	IB	$228.43	—
EQ/400 MANAGED VOLATILITY	0.70%	IB	$252.58	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$247.88	3
EQ/400 MANAGED VOLATILITY	0.95%	IB	$246.72	1
EQ/400 MANAGED VOLATILITY	1.00%	IB	$217.55	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$215.42	7
EQ/400 MANAGED VOLATILITY	1.20%	IB	$213.31	41
EQ/400 MANAGED VOLATILITY	1.20%	IB	$240.96	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$239.83	3
EQ/400 MANAGED VOLATILITY	1.34%	IB	$237.80	29
EQ/400 MANAGED VOLATILITY	1.45%	IB	$178.32	—

The accompanying notes are an integral part of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/500 MANAGED VOLATILITY	0.50%	IB	$265.02	2
EQ/500 MANAGED VOLATILITY	0.70%	IB	$259.89	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$290.24	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$284.84	4
EQ/500 MANAGED VOLATILITY	0.95%	IB	$283.50	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$252.39	—
EQ/500 MANAGED VOLATILITY	1.10%	IB	$249.93	9
EQ/500 MANAGED VOLATILITY	1.20%	IB	$247.48	62
EQ/500 MANAGED VOLATILITY	1.20%	IB	$276.89	3
EQ/500 MANAGED VOLATILITY	1.25%	IB	$275.59	10
EQ/500 MANAGED VOLATILITY	1.34%	IB	$273.26	43

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$212.31	2
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$208.20	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$245.37	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$240.80	2
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$239.67	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$202.19	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$200.22	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$198.26	23
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$234.08	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$232.99	2
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$231.01	14

EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$154.86	—
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$152.50	1
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$151.33	2
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$150.17	4
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$149.59	2
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$149.02	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$147.87	9
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$146.73	70
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$146.16	16
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$145.15	24

EQ/AB SMALL CAP GROWTH	0.70%	IA	$430.75	4
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	18
EQ/AB SMALL CAP GROWTH	1.20%	IA	$494.64	8
EQ/AB SMALL CAP GROWTH	1.34%	IA	$479.01	631
EQ/AB SMALL CAP GROWTH	1.35%	IA	$477.90	3
EQ/AB SMALL CAP GROWTH	1.45%	IA	$343.05	1
EQ/AB SMALL CAP GROWTH	0.50%	IB	$285.43	24
EQ/AB SMALL CAP GROWTH	0.70%	IB	$462.72	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$506.24	2
EQ/AB SMALL CAP GROWTH	0.90%	IB	$374.73	5
EQ/AB SMALL CAP GROWTH	0.95%	IB	$439.59	26
EQ/AB SMALL CAP GROWTH	1.00%	IB	$474.78	—
EQ/AB SMALL CAP GROWTH	1.10%	IB	$426.25	5
EQ/AB SMALL CAP GROWTH	1.20%	IB	$350.28	179

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.25%	IB	$221.60	69
EQ/AB SMALL CAP GROWTH	1.30%	IB	$265.33	3

EQ/AGGRESSIVE ALLOCATION	0.50%	B	$270.19	46
EQ/AGGRESSIVE ALLOCATION	0.70%	B	$261.49	10
EQ/AGGRESSIVE ALLOCATION	0.80%	B	$314.85	8
EQ/AGGRESSIVE ALLOCATION	0.90%	B	$253.07	327
EQ/AGGRESSIVE ALLOCATION	0.95%	B	$251.01	63
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$248.96	4
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$244.90	87
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$240.90	1,145
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$147.81	36
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$165.99	8
EQ/AGGRESSIVE ALLOCATION	1.34%	B	$235.42	1,579
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$235.03	1
EQ/AGGRESSIVE ALLOCATION	1.45%	B	$231.18	1

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$151.54	8
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$266.88	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$261.71	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	9
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$254.16	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$251.68	4
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$249.22	422
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$113.54	6

EQ/BALANCED STRATEGY	1.25%	IA	$161.30	—
EQ/BALANCED STRATEGY	0.50%	IB	$152.52	33
EQ/BALANCED STRATEGY	0.70%	IB	$150.19	1
EQ/BALANCED STRATEGY	0.80%	IB	$149.04	—
EQ/BALANCED STRATEGY	0.90%	IB	$147.89	8
EQ/BALANCED STRATEGY	0.95%	IB	$147.32	2
EQ/BALANCED STRATEGY	1.00%	IB	$146.76	1
EQ/BALANCED STRATEGY	1.10%	IB	$145.63	8
EQ/BALANCED STRATEGY	1.20%	IB	$144.50	106
EQ/BALANCED STRATEGY	1.25%	IB	$143.95	44
EQ/BALANCED STRATEGY	1.25%	IB	$172.76	82
EQ/BALANCED STRATEGY	1.30%	IB	$171.85	456
EQ/BALANCED STRATEGY	1.34%	IB	$142.95	79
EQ/BALANCED STRATEGY	1.45%	IB	$141.73	—

EQ/BLACKROCK BASIC VALUE EQUITY	0.50%	IB	$312.63	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.70%	IB	$382.57	10
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$355.68	6
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$357.95	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$366.38	83
EQ/BLACKROCK BASIC VALUE EQUITY	0.95%	IB	$302.80	42
EQ/BLACKROCK BASIC VALUE EQUITY	1.00%	IB	$358.54	2
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$350.83	23
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$340.67	772
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$343.27	75
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$165.45	205
EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IB	$186.99	5

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BLACKROCK BASIC VALUE EQUITY	1.34%	IB	$431.20	1,018
EQ/BLACKROCK BASIC VALUE EQUITY	1.35%	IB	$332.25	1
EQ/BLACKROCK BASIC VALUE EQUITY	1.45%	IB	$322.66	1

EQ/CAPITAL GUARDIAN RESEARCH	0.70%	IB	$366.64	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$351.90	12
EQ/CAPITAL GUARDIAN RESEARCH	0.95%	IB	$348.31	22
EQ/CAPITAL GUARDIAN RESEARCH	1.10%	IB	$337.73	2
EQ/CAPITAL GUARDIAN RESEARCH	1.20%	IB	$330.82	94
EQ/CAPITAL GUARDIAN RESEARCH	1.25%	IB	$231.19	184
EQ/CAPITAL GUARDIAN RESEARCH	1.30%	IB	$251.63	—
EQ/CAPITAL GUARDIAN RESEARCH	1.34%	IB	$321.42	496
EQ/CAPITAL GUARDIAN RESEARCH	1.35%	IB	$320.75	1
EQ/CAPITAL GUARDIAN RESEARCH	1.45%	IB	$314.19	1

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.70%	IB	$308.21	6
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.83	24
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.95%	IB	$292.80	21
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$283.91	12
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.20%	IB	$278.10	43
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$281.02	34
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$320.76	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.34%	IB	$270.20	450
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.35%	IB	$269.63	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.45%	IB	$264.12	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$207.85	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$202.35	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$352.28	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$196.99	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$195.67	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$194.37	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$191.77	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$189.20	19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$161.28	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$180.96	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$185.66	113
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$182.92	—

EQ/COMMON STOCK INDEX	0.70%	IA	$362.51	18
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,190.17	23
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,289.20	11
EQ/COMMON STOCK INDEX	0.90%	IA	$502.50	41
EQ/COMMON STOCK INDEX	1.20%	IA	$400.85	15
EQ/COMMON STOCK INDEX	1.35%	IA	$606.76	618
EQ/COMMON STOCK INDEX	1.35%	IA	$633.97	9
EQ/COMMON STOCK INDEX+	1.40%	IA	$806.57	2,208
EQ/COMMON STOCK INDEX	1.45%	IA	$241.62	9
EQ/COMMON STOCK INDEX	0.40%	IB	$242.81	10
EQ/COMMON STOCK INDEX	0.50%	IB	$235.39	4
EQ/COMMON STOCK INDEX	0.70%	IB	$238.90	—
EQ/COMMON STOCK INDEX	0.80%	IB	$462.12	1
EQ/COMMON STOCK INDEX	0.90%	IB	$240.16	10
EQ/COMMON STOCK INDEX	0.90%	IB	$268.76	37

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	0.95%	IB	$226.96	104
EQ/COMMON STOCK INDEX	1.00%	IB	$388.82	—
EQ/COMMON STOCK INDEX	1.10%	IB	$220.07	18
EQ/COMMON STOCK INDEX	1.20%	IB	$246.68	578
EQ/COMMON STOCK INDEX	1.25%	IB	$194.38	191
EQ/COMMON STOCK INDEX	1.30%	IB	$216.23	9

EQ/CONSERVATIVE ALLOCATION	0.50%	B	$160.07	10
EQ/CONSERVATIVE ALLOCATION	0.70%	B	$154.91	3
EQ/CONSERVATIVE ALLOCATION	0.80%	B	$149.55	—
EQ/CONSERVATIVE ALLOCATION	0.90%	B	$149.92	50
EQ/CONSERVATIVE ALLOCATION	0.95%	B	$148.70	36
EQ/CONSERVATIVE ALLOCATION	1.00%	B	$147.49	—
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$145.08	25
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$142.71	228
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$122.53	141
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$125.77	9
EQ/CONSERVATIVE ALLOCATION	1.34%	B	$139.47	239
EQ/CONSERVATIVE ALLOCATION	1.45%	B	$136.96	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$141.48	13
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$139.32	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$138.25	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$137.19	3
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$136.66	4
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$136.14	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$135.09	5
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$134.04	54
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$133.53	76
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$157.84	17
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$157.01	40
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$132.60	41

EQ/CONSERVATIVE STRATEGY	0.50%	IB	$121.13	13
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$119.27	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$118.36	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$117.45	2
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$117.00	2
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$115.65	3
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$114.76	21
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$114.32	9
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$129.28	6
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$128.60	19
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$113.53	15

EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	B	$185.57	27
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	B	$179.59	6
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	B	$186.29	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	B	$173.81	129
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	B	$172.39	25
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	B	$170.99	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	B	$168.20	39
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$165.45	526
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$130.94	130

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$137.64	11
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	B	$161.69	466
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$161.42	—
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	B	$158.78	—

EQ/CORE BOND INDEX	0.40%	IB	$108.99	9
EQ/CORE BOND INDEX	0.50%	IB	$138.84	7
EQ/CORE BOND INDEX	0.70%	IB	$133.87	6
EQ/CORE BOND INDEX	0.80%	IB	$122.80	2
EQ/CORE BOND INDEX	0.90%	IB	$129.09	49
EQ/CORE BOND INDEX	0.95%	IB	$127.92	61
EQ/CORE BOND INDEX	1.00%	IB	$126.76	—
EQ/CORE BOND INDEX	1.10%	IB	$124.46	17
EQ/CORE BOND INDEX	1.20%	IB	$122.20	310
EQ/CORE BOND INDEX	1.25%	IB	$104.21	44
EQ/CORE BOND INDEX	1.30%	IB	$104.02	3
EQ/CORE BOND INDEX	1.34%	IB	$119.11	510
EQ/CORE BOND INDEX	1.35%	IB	$118.89	—
EQ/CORE BOND INDEX	1.45%	IB	$116.73	—

EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$107.48	3
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$106.05	2
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$105.34	2
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$104.64	4
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$104.29	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$103.94	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$103.24	3
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$102.55	86
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$102.21	15
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$101.59	60
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$100.84	—

EQ/EQUITY 500 INDEX	0.70%	IA	$406.71	22
EQ/EQUITY 500 INDEX	0.90%	IA	$564.46	113
EQ/EQUITY 500 INDEX	1.20%	IA	$451.21	34
EQ/EQUITY 500 INDEX	1.34%	IA	$732.20	1,677
EQ/EQUITY 500 INDEX	1.35%	IA	$730.29	5
EQ/EQUITY 500 INDEX	1.45%	IA	$273.41	4
EQ/EQUITY 500 INDEX	0.40%	IB	$246.54	44
EQ/EQUITY 500 INDEX	0.50%	IB	$268.62	29
EQ/EQUITY 500 INDEX	0.70%	IB	$266.67	—
EQ/EQUITY 500 INDEX	0.80%	IB	$462.19	8
EQ/EQUITY 500 INDEX	0.90%	IB	$302.85	53
EQ/EQUITY 500 INDEX	0.95%	IB	$253.35	80
EQ/EQUITY 500 INDEX	1.00%	IB	$382.06	6
EQ/EQUITY 500 INDEX	1.10%	IB	$245.66	70
EQ/EQUITY 500 INDEX	1.20%	IB	$279.08	2,218
EQ/EQUITY 500 INDEX	1.25%	IB	$216.03	331
EQ/EQUITY 500 INDEX	1.30%	IB	$241.57	13
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$264.58	15
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$259.46	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$287.72	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	10

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	31
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$282.37	63
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$281.04	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$251.97	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$249.52	24
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$247.08	1,037
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$274.49	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$273.20	190
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$270.89	535
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$213.76	—

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.40%	IB	$158.79	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.50%	IB	$176.34	9
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.70%	IB	$171.67	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.80%	IB	$261.45	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.90%	IB	$167.13	17
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$166.01	20
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.00%	IB	$164.90	—
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.10%	IB	$162.70	14
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$160.51	115
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$146.80	50
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$156.16	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.34%	IB	$157.52	335
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.45%	IB	$155.19	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$118.64	14
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$118.57	79

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$207.30	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$201.81	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$412.46	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$196.47	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$195.16	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$193.86	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$191.26	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$188.70	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$156.92	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$177.90	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$185.17	73

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.50%	IB	$156.96	10
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.70%	IB	$153.02	1
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.80%	IB	$291.26	2
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.90%	IB	$149.17	14
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$148.23	16
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.00%	IB	$284.94	—
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.10%	IB	$163.49	14

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$143.57	131
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$141.40	27
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$142.14	9
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.34%	IB	$141.02	303

EQ/GLOBAL BOND PLUS	0.50%	IB	$134.02	3
EQ/GLOBAL BOND PLUS	0.70%	IB	$130.23	3
EQ/GLOBAL BOND PLUS	0.80%	IB	$120.01	—
EQ/GLOBAL BOND PLUS	0.90%	IB	$126.55	27
EQ/GLOBAL BOND PLUS	0.95%	IB	$125.64	23
EQ/GLOBAL BOND PLUS	1.00%	IB	$124.74	—
EQ/GLOBAL BOND PLUS	1.10%	IB	$122.96	19
EQ/GLOBAL BOND PLUS	1.20%	IB	$121.20	89
EQ/GLOBAL BOND PLUS	1.25%	IB	$121.05	33
EQ/GLOBAL BOND PLUS	1.30%	IB	$122.37	2
EQ/GLOBAL BOND PLUS	1.34%	IB	$118.78	205
EQ/GLOBAL BOND PLUS	1.35%	IB	$118.61	—
EQ/GLOBAL BOND PLUS	1.45%	IB	$116.90	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$412.32	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$304.10	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$497.01	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$305.24	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$475.96	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$564.54	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$415.16	25
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$465.78	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$455.76	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$421.12	132
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$445.94	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$126.85	32
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$173.17	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$286.81	933
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$463.88	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$431.63	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$398.85	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$227.33	5
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$192.34	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$222.93	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$189.02	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$188.20	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$216.50	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$214.39	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$184.13	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$212.29	118
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$183.33	47

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$181.89	130
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$180.14	—

EQ/GROWTH STRATEGY	1.10%	IA	$193.53	6
EQ/GROWTH STRATEGY	1.25%	IA	$190.52	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$169.61	3
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$98.73	7
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$178.45	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$158.41	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$173.56	205
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$167.05	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$138.49	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$105.00	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$152.78	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$108.07	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$150.75	3
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$146.41	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$117.78	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$141.97	9
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$141.37	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$107.72	28
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$107.83	1

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$113.43	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$150.34	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$162.90	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$220.26	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$156.35	55
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$190.12	27
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$153.18	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$150.05	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$146.98	317
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$96.06	17
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$111.01	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$142.80	732
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$173.50	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$168.03	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$176.46	79
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$150.51	11
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$164.92	1,920
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$164.51	8
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$127.27	2
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$154.24	10
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$142.75	8
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$233.09	1
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	22
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$136.95	63
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$207.40	1
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$132.79	19
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$129.77	156
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$80.51	57
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$97.02	6

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$139.63	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$146.37	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$143.65	7
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$142.97	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$132.97	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$131.68	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$130.39	59
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$139.64	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$138.98	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$137.80	35

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$145.32	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$145.35	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$173.42	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$215.60	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$166.45	46
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$164.75	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$163.07	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$159.74	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$156.47	98
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$89.64	16
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$103.24	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$152.03	913
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$151.71	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$162.71	—

EQ/INVESCO COMSTOCK	0.50%	IB	$250.25	4
EQ/INVESCO COMSTOCK	0.70%	IB	$242.96	1
EQ/INVESCO COMSTOCK	0.80%	IB	$404.73	1
EQ/INVESCO COMSTOCK	0.90%	IB	$235.89	28
EQ/INVESCO COMSTOCK	0.95%	IB	$234.15	16
EQ/INVESCO COMSTOCK	1.00%	IB	$232.43	—
EQ/INVESCO COMSTOCK	1.10%	IB	$229.00	14
EQ/INVESCO COMSTOCK	1.20%	IB	$225.62	145
EQ/INVESCO COMSTOCK	1.25%	IB	$176.25	22
EQ/INVESCO COMSTOCK	1.30%	IB	$192.05	1
EQ/INVESCO COMSTOCK	1.34%	IB	$220.98	336
EQ/INVESCO COMSTOCK	1.35%	IB	$220.65	—
EQ/INVESCO COMSTOCK	1.45%	IB	$217.39	—

EQ/INVESCO GLOBAL REAL ESTATE	0.50%	IB	$192.18	28
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$185.84	2
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$188.47	—
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	6
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$182.38	34
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7
EQ/INVESCO GLOBAL REAL ESTATE	0.95%	IB	$181.52	7
EQ/INVESCO GLOBAL REAL ESTATE	1.00%	IB	$183.03	1
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$181.24	9
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$177.29	7
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$179.47	244

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$176.46	29
EQ/INVESCO GLOBAL REAL ESTATE	1.34%	IB	$174.96	199
EQ/INVESCO GLOBAL REAL ESTATE	1.45%	IB	$151.15	—

EQ/INVESCO INTERNATIONAL GROWTH	0.50%	IB	$173.55	17
EQ/INVESCO INTERNATIONAL GROWTH	0.70%	IB	$146.17	5
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	7
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$143.65	23
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	8
EQ/INVESCO INTERNATIONAL GROWTH	0.95%	IB	$143.02	5
EQ/INVESCO INTERNATIONAL GROWTH	1.00%	IB	$165.28	1
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$163.67	5
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$139.93	4
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$162.06	344
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$139.32	18
EQ/INVESCO INTERNATIONAL GROWTH	1.34%	IB	$138.23	193
EQ/INVESCO INTERNATIONAL GROWTH	1.45%	IB	$136.90	—

EQ/JANUS ENTERPRISE	0.40%	IB	$213.26	6
EQ/JANUS ENTERPRISE	0.50%	IB	$363.43	4
EQ/JANUS ENTERPRISE	0.70%	IB	$352.85	6
EQ/JANUS ENTERPRISE	0.80%	IB	$438.12	2
EQ/JANUS ENTERPRISE	0.90%	IB	$342.58	77
EQ/JANUS ENTERPRISE	0.95%	IB	$340.05	12
EQ/JANUS ENTERPRISE	1.00%	IB	$337.55	2
EQ/JANUS ENTERPRISE	1.10%	IB	$332.58	17
EQ/JANUS ENTERPRISE	1.20%	IB	$327.67	465
EQ/JANUS ENTERPRISE	1.25%	IB	$212.92	163
EQ/JANUS ENTERPRISE	1.30%	IB	$251.45	3
EQ/JANUS ENTERPRISE	1.34%	IB	$320.93	543
EQ/JANUS ENTERPRISE	1.35%	IB	$320.45	1
EQ/JANUS ENTERPRISE	1.45%	IB	$315.72	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$238.22	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$287.28	23
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$279.93	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$421.89	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$265.14	6
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$268.08	35
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$246.49	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$262.34	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$256.70	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$248.52	225
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$251.17	41
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$178.64	76
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$200.52	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$307.42	310
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$243.11	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$235.37	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$240.35	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$245.12	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$413.89	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$235.27	6

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$232.87	7
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$225.79	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$221.17	32
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$197.15	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$214.93	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$214.89	111
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$210.05	—

EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$236.70	4
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$252.35	4
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$534.71	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$242.21	81
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$239.73	40
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$237.29	1
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$232.45	25
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$227.70	562
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$299.95	33
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$332.60	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$221.22	921
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$220.76	1
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$216.25	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$189.06	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$325.65	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$480.02	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$279.23	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$311.86	59
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$262.00	83
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$305.19	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$298.63	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$280.59	231
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$292.19	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$256.27	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$294.05	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$423.66	1,632
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$282.81	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$265.75	3

EQ/LARGE CAP VALUE INDEX	0.50%	IB	$146.46	3
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$142.31	2
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$397.07	1
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$138.29	67
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$137.30	21
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$136.32	1
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$134.37	14
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$132.44	331
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$110.85	46
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$121.30	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$129.80	385
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$129.61	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$127.75	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$236.09	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$226.60	47

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$213.02	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$206.97	3,519
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$206.54	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$216.42	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$212.30	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$261.67	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$367.96	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$223.66	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$234.79	100
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$222.00	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$214.65	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$217.47	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$210.27	254
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$213.02	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$136.80	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$150.36	6

EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$122.62	48
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$120.33	14
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.21	15
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$118.09	103
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$117.54	22
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$116.99	6
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$115.89	34
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$114.80	1,126
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$114.26	69
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$113.29	803
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$100.55	—

EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$272.53	4
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$409.00	6
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$396.65	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$464.30	1
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$384.67	17
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$381.73	7
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$378.82	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$373.03	5
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$367.31	21
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$289.16	67
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$317.97	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$359.48	171
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$358.92	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$353.42	—

EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$177.14	8
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$266.23	14
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$258.48	2
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$307.49	5
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$250.95	63
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$249.11	9
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$247.27	1
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$243.63	9
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$240.03	361

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$147.72	32
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$175.75	1
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.01	26
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.10	329
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$234.75	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$231.28	—

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$151.79	12
EQ/MFS INTERNATIONAL VALUE	0.50%	IB	$237.86	58
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$233.26	—
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$244.35	19
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	26
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	32
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$239.80	77
EQ/MFS INTERNATIONAL VALUE	0.95%	IB	$238.67	19
EQ/MFS INTERNATIONAL VALUE	1.00%	IB	$226.53	6
EQ/MFS INTERNATIONAL VALUE	1.10%	IB	$224.32	20
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$222.12	1,405
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$233.11	14
EQ/MFS INTERNATIONAL VALUE	1.25%	IB	$232.02	115
EQ/MFS INTERNATIONAL VALUE	1.34%	IB	$230.05	888
EQ/MFS INTERNATIONAL VALUE	1.45%	IB	$193.09	—

EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$238.19	6
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$234.08	10
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$232.05	7
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$230.04	40
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$229.04	6
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$228.05	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$226.06	9
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$224.09	426
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$223.12	67
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$221.37	396
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$219.24	—

EQ/MFS TECHNOLOGY	0.50%	IB	$449.41	11
EQ/MFS TECHNOLOGY	0.70%	IB	$441.04	4
EQ/MFS TECHNOLOGY	0.80%	IB	$436.92	5
EQ/MFS TECHNOLOGY	0.90%	IB	$432.84	16
EQ/MFS TECHNOLOGY	0.95%	IB	$430.81	4
EQ/MFS TECHNOLOGY	1.00%	IB	$428.79	1
EQ/MFS TECHNOLOGY	1.10%	IB	$424.76	9
EQ/MFS TECHNOLOGY	1.20%	IB	$420.76	247
EQ/MFS TECHNOLOGY	1.25%	IB	$418.79	32
EQ/MFS TECHNOLOGY	1.34%	IB	$415.24	202
EQ/MFS TECHNOLOGY	1.45%	IB	$320.68	—

EQ/MFS UTILITIES SERIES	0.40%	IB	$186.67	12
EQ/MFS UTILITIES SERIES	0.50%	IB	$236.10	3
EQ/MFS UTILITIES SERIES	0.70%	IB	$231.71	3
EQ/MFS UTILITIES SERIES	0.80%	IB	$229.54	5
EQ/MFS UTILITIES SERIES	0.90%	IB	$227.39	37
EQ/MFS UTILITIES SERIES	0.95%	IB	$226.33	5
EQ/MFS UTILITIES SERIES	1.00%	IB	$225.27	—

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	1.10%	IB	$223.15	9
EQ/MFS UTILITIES SERIES	1.20%	IB	$221.05	252
EQ/MFS UTILITIES SERIES	1.25%	IB	$220.01	67
EQ/MFS UTILITIES SERIES	1.34%	IB	$218.15	214
EQ/MFS UTILITIES SERIES	1.45%	IB	$176.25	—

EQ/MID CAP INDEX	0.40%	IB	$219.91	45
EQ/MID CAP INDEX	0.50%	IB	$300.57	10
EQ/MID CAP INDEX	0.70%	IB	$282.43	11
EQ/MID CAP INDEX	0.80%	IB	$456.57	3
EQ/MID CAP INDEX	0.90%	IB	$271.64	153
EQ/MID CAP INDEX	0.95%	IB	$269.01	41
EQ/MID CAP INDEX	1.00%	IB	$266.40	4
EQ/MID CAP INDEX	1.10%	IB	$261.24	28
EQ/MID CAP INDEX	1.20%	IB	$256.17	809
EQ/MID CAP INDEX	1.25%	IB	$175.03	244
EQ/MID CAP INDEX	1.30%	IB	$204.16	3
EQ/MID CAP INDEX	1.34%	IB	$249.25	1,738
EQ/MID CAP INDEX	1.35%	IB	$248.76	—
EQ/MID CAP INDEX	1.45%	IB	$243.93	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$377.50	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$294.63	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$424.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$282.15	24
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$349.17	10
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$352.82	43
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$276.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$270.18	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$263.54	153
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$264.36	25
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$168.21	22
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$192.23	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$323.55	1,261
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$255.87	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$249.60	1

EQ/MODERATE ALLOCATION	0.70%	A	$252.60	22
EQ/MODERATE ALLOCATION+	0.70%	A	$253.14	1
EQ/MODERATE ALLOCATION+	0.90%	A	$188.92	8
EQ/MODERATE ALLOCATION	0.90%	A	$295.93	264
EQ/MODERATE ALLOCATION+	0.90%	A	$300.18	18
EQ/MODERATE ALLOCATION	1.20%	A	$254.72	29
EQ/MODERATE ALLOCATION+	1.34%	A	$94.49	8,420
EQ/MODERATE ALLOCATION	1.35%	A	$295.23	648
EQ/MODERATE ALLOCATION	1.35%	A	$297.11	9
EQ/MODERATE ALLOCATION	1.45%	A	$187.72	3
EQ/MODERATE ALLOCATION	0.40%	B	$148.08	23
EQ/MODERATE ALLOCATION	0.50%	B	$184.05	92
EQ/MODERATE ALLOCATION	0.70%	B	$194.05	—
EQ/MODERATE ALLOCATION	0.80%	B	$205.22	11
EQ/MODERATE ALLOCATION	0.90%	B	$207.28	70
EQ/MODERATE ALLOCATION	0.95%	B	$184.36	97

The accompanying notes are an integral part of these financial statements.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.00%	B	$202.70	3
EQ/MODERATE ALLOCATION	1.10%	B	$178.76	181
EQ/MODERATE ALLOCATION	1.20%	B	$191.63	2,182
EQ/MODERATE ALLOCATION	1.25%	B	$131.08	297
EQ/MODERATE ALLOCATION	1.30%	B	$141.77	65

EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$164.47	53
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$161.96	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$160.72	—
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$159.49	21
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$158.87	5
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$158.26	1
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$157.04	18
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$155.83	312
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$155.23	59
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$154.15	125
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$152.84	—

EQ/MODERATE-PLUS ALLOCATION	0.50%	B	$241.02	32
EQ/MODERATE-PLUS ALLOCATION	0.70%	B	$233.25	24
EQ/MODERATE-PLUS ALLOCATION	0.80%	B	$254.98	11
EQ/MODERATE-PLUS ALLOCATION	0.90%	B	$225.74	427
EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$223.90	148
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$222.08	4
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$218.46	162
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$214.89	1,884
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$141.40	138
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$155.01	63
EQ/MODERATE-PLUS ALLOCATION	1.34%	B	$210.00	3,044
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$209.65	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	B	$206.22	1

EQ/MONEY MARKET++	0.00%	IA	$1.03	488
EQ/MONEY MARKET++	0.70%	IA	$1.03	3
EQ/MONEY MARKET	0.70%	IA	$130.65	3
EQ/MONEY MARKET+	0.74%	IA	$46.28	15
EQ/MONEY MARKET++	0.90%	IA	$1.03	387
EQ/MONEY MARKET	0.90%	IA	$134.06	27
EQ/MONEY MARKET++	1.20%	IA	$1.03	3
EQ/MONEY MARKET	1.20%	IA	$121.30	1
EQ/MONEY MARKET++	1.34%	IA	$1.03	51
EQ/MONEY MARKET	1.35%	IA	$129.80	63
EQ/MONEY MARKET	1.35%	IA	$130.42	11
EQ/MONEY MARKET+	1.40%	IA	$32.99	691
EQ/MONEY MARKET	1.45%	IA	$107.51	—
EQ/MONEY MARKET++	0.00%	IB	$1.03	746
EQ/MONEY MARKET++	0.40%	IB	$1.03	22
EQ/MONEY MARKET	0.40%	IB	$100.22	6
EQ/MONEY MARKET++	0.50%	IB	$1.03	32
EQ/MONEY MARKET	0.50%	IB	$115.90	3
EQ/MONEY MARKET++	0.70%	IB	$1.03	1
EQ/MONEY MARKET++	0.80%	IB	$1.03	64
EQ/MONEY MARKET	0.80%	IB	$94.67	—

The accompanying notes are an integral part of these financial statements.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET++	0.90%	IB	$1.03	143
EQ/MONEY MARKET	0.90%	IB	$106.47	—
EQ/MONEY MARKET	0.90%	IB	$117.69	2
EQ/MONEY MARKET	0.95%	IB	$111.77	62
EQ/MONEY MARKET++	1.00%	IB	$1.03	3
EQ/MONEY MARKET	1.00%	IB	$101.10	1
EQ/MONEY MARKET++	1.10%	IB	$1.03	132
EQ/MONEY MARKET	1.10%	IB	$108.38	24
EQ/MONEY MARKET++	1.20%	IB	$1.03	5,727
EQ/MONEY MARKET	1.20%	IB	$110.16	61
EQ/MONEY MARKET	1.25%	IB	$92.04	63
EQ/MONEY MARKET	1.30%	IB	$93.82	3

EQ/OPPENHEIMER GLOBAL	0.50%	IB	$234.11	18
EQ/OPPENHEIMER GLOBAL	0.70%	IB	$227.91	4
EQ/OPPENHEIMER GLOBAL	0.80%	IB	$381.28	4
EQ/OPPENHEIMER GLOBAL	0.90%	IB	$221.88	25
EQ/OPPENHEIMER GLOBAL	0.95%	IB	$220.39	9
EQ/OPPENHEIMER GLOBAL	1.00%	IB	$218.92	1
EQ/OPPENHEIMER GLOBAL	1.10%	IB	$215.99	16
EQ/OPPENHEIMER GLOBAL	1.20%	IB	$213.09	519
EQ/OPPENHEIMER GLOBAL	1.25%	IB	$174.46	72
EQ/OPPENHEIMER GLOBAL	1.30%	IB	$199.53	1
EQ/OPPENHEIMER GLOBAL	1.34%	IB	$209.11	447
EQ/OPPENHEIMER GLOBAL	1.45%	IB	$206.03	—

EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$112.93	26
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$111.43	14
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$110.68	8
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$109.94	25
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$109.58	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$109.21	1
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$108.48	11
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$107.75	182
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$107.39	53
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$106.74	100
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$105.95	—

EQ/PIMCO ULTRA SHORT BOND	1.10%	IA	$98.85	1
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$118.39	5
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$114.94	4
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$107.83	1
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$111.59	31
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$110.77	46
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$109.96	—
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$108.34	29
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$106.74	177
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$107.32	52
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$106.38	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$104.54	364
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$104.39	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$102.85	—

The accompanying notes are an integral part of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/QUALITY BOND PLUS	0.70%	IA	$176.00	1
EQ/QUALITY BOND PLUS	0.90%	IA	$191.11	9
EQ/QUALITY BOND PLUS	1.20%	IA	$165.72	1
EQ/QUALITY BOND PLUS	1.34%	IA	$181.92	285
EQ/QUALITY BOND PLUS	1.35%	IA	$191.52	1
EQ/QUALITY BOND PLUS	1.45%	IA	$141.57	—
EQ/QUALITY BOND PLUS	0.50%	IB	$157.31	3
EQ/QUALITY BOND PLUS	0.80%	IB	$118.68	—
EQ/QUALITY BOND PLUS	0.90%	IB	$154.19	2
EQ/QUALITY BOND PLUS	0.95%	IB	$151.03	30
EQ/QUALITY BOND PLUS	1.00%	IB	$121.58	—
EQ/QUALITY BOND PLUS	1.10%	IB	$146.44	8
EQ/QUALITY BOND PLUS	1.20%	IB	$144.73	72
EQ/QUALITY BOND PLUS	1.25%	IB	$106.52	18
EQ/QUALITY BOND PLUS	1.30%	IB	$106.34	1

EQ/SMALL COMPANY INDEX	0.40%	IB	$213.87	44
EQ/SMALL COMPANY INDEX	0.50%	IB	$380.22	2
EQ/SMALL COMPANY INDEX	0.70%	IB	$366.62	3
EQ/SMALL COMPANY INDEX	0.80%	IB	$435.61	1
EQ/SMALL COMPANY INDEX	0.90%	IB	$353.51	47
EQ/SMALL COMPANY INDEX	0.95%	IB	$350.30	13
EQ/SMALL COMPANY INDEX	1.00%	IB	$347.13	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$340.84	13
EQ/SMALL COMPANY INDEX	1.20%	IB	$334.65	262
EQ/SMALL COMPANY INDEX	1.25%	IB	$189.16	96
EQ/SMALL COMPANY INDEX	1.30%	IB	$207.73	2
EQ/SMALL COMPANY INDEX	1.34%	IB	$326.19	628
EQ/SMALL COMPANY INDEX	1.35%	IB	$325.59	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$319.67	—

EQ/T. ROWE PRICE GROWTH STOCK	0.40%	IB	$284.01	27
EQ/T. ROWE PRICE GROWTH STOCK	0.50%	IB	$356.40	14
EQ/T. ROWE PRICE GROWTH STOCK	0.70%	IB	$345.63	15
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$535.26	10
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$335.19	102
EQ/T. ROWE PRICE GROWTH STOCK	0.95%	IB	$332.63	23
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$330.09	6
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$325.05	31
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$320.07	1,200
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$270.55	263
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$291.98	2
EQ/T. ROWE PRICE GROWTH STOCK	1.34%	IB	$313.24	1,093
EQ/T. ROWE PRICE GROWTH STOCK	1.35%	IB	$312.76	1
EQ/T. ROWE PRICE GROWTH STOCK	1.45%	IB	$307.96	—

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$158.93	2
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$154.72	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$283.15	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$150.63	12
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$149.62	5
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$148.62	—
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$146.63	5

The accompanying notes are an integral part of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$144.66	128
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$123.99	11
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$138.47	7
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$141.96	175
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$139.87	—

EQ/UBS GROWTH & INCOME	0.50%	IB	$304.53	—
EQ/UBS GROWTH & INCOME	0.70%	IB	$295.33	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$286.41	10
EQ/UBS GROWTH & INCOME	0.95%	IB	$284.22	4
EQ/UBS GROWTH & INCOME	1.10%	IB	$277.74	2
EQ/UBS GROWTH & INCOME	1.20%	IB	$273.49	17
EQ/UBS GROWTH & INCOME	1.25%	IB	$189.83	63
EQ/UBS GROWTH & INCOME	1.30%	IB	$209.60	1
EQ/UBS GROWTH & INCOME	1.34%	IB	$267.65	83
EQ/UBS GROWTH & INCOME	1.35%	IB	$267.24	—
EQ/UBS GROWTH & INCOME	1.45%	IB	$263.14	—

EQ/WELLINGTON ENERGY	0.40%	IB	$67.81	9
EQ/WELLINGTON ENERGY	0.50%	IB	$69.87	9
EQ/WELLINGTON ENERGY	0.70%	IB	$68.52	—
EQ/WELLINGTON ENERGY	0.70%	IB	$77.47	2
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	2
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	6
EQ/WELLINGTON ENERGY	0.90%	IB	$76.03	18
EQ/WELLINGTON ENERGY	0.95%	IB	$75.67	6
EQ/WELLINGTON ENERGY	1.00%	IB	$66.54	1
EQ/WELLINGTON ENERGY	1.10%	IB	$65.89	15
EQ/WELLINGTON ENERGY	1.20%	IB	$65.24	272
EQ/WELLINGTON ENERGY	1.20%	IB	$73.91	13
EQ/WELLINGTON ENERGY	1.25%	IB	$73.56	29
EQ/WELLINGTON ENERGY	1.34%	IB	$72.94	217
EQ/WELLINGTON ENERGY	1.45%	IB	$54.45	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$237.87	6
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$231.00	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$228.75	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$226.53	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$224.32	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$222.13	70

FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$221.31	5
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$217.03	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	3
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$210.76	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$208.70	3
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$206.66	318

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.50%	SERIES II	$279.40	4
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.80%	SERIES II	$271.33	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.90%	SERIES II	$268.70	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.00%	SERIES II	$266.09	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.10%	SERIES II	$263.49	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.20%	SERIES II	$260.92	30

The accompanying notes are an integral part of these financial statements.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$141.34	17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$222.56	29
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$218.26	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$216.14	5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$214.04	9
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$211.96	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$209.89	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$207.84	252

INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$144.29	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$141.80	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$140.57	2
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$139.35	13
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$138.75	8
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$138.14	1
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$136.94	6
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$135.75	193
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$135.16	51
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$134.10	85
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$132.81	—

INVESCO V.I. MID CAP CORE EQUITY FUND	0.50%	SERIES II	$190.28	1
INVESCO V.I. MID CAP CORE EQUITY FUND	0.70%	SERIES II	$204.91	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	4
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	2
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$201.10	5
INVESCO V.I. MID CAP CORE EQUITY FUND	0.95%	SERIES II	$200.15	1
INVESCO V.I. MID CAP CORE EQUITY FUND	1.00%	SERIES II	$181.21	—
INVESCO V.I. MID CAP CORE EQUITY FUND	1.10%	SERIES II	$179.44	3
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$177.69	56
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$195.48	4
INVESCO V.I. MID CAP CORE EQUITY FUND	1.25%	SERIES II	$194.57	7
INVESCO V.I. MID CAP CORE EQUITY FUND	1.34%	SERIES II	$192.92	50
INVESCO V.I. MID CAP CORE EQUITY FUND	1.45%	SERIES II	$153.93	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$210.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$236.32	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$231.92	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$230.83	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$200.72	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$198.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$196.82	27
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$225.45	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$224.39	3
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$222.49	17

IVY VIP HIGH INCOME	0.50%	CLASS II	$180.59	30
IVY VIP HIGH INCOME	0.70%	CLASS II	$177.23	14
IVY VIP HIGH INCOME	0.80%	CLASS II	$175.57	18
IVY VIP HIGH INCOME	0.90%	CLASS II	$173.93	107
IVY VIP HIGH INCOME	0.95%	CLASS II	$173.11	24
IVY VIP HIGH INCOME	1.00%	CLASS II	$172.30	3

The accompanying notes are an integral part of these financial statements.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
IVY VIP HIGH INCOME	1.10%	CLASS II	$170.69	25
IVY VIP HIGH INCOME	1.20%	CLASS II	$169.08	768
IVY VIP HIGH INCOME	1.25%	CLASS II	$168.29	232
IVY VIP HIGH INCOME	1.34%	CLASS II	$166.86	399
IVY VIP HIGH INCOME	1.45%	CLASS II	$147.28	—

IVY VIP SMALL CAP GROWTH	0.50%	CLASS II	$226.13	5
IVY VIP SMALL CAP GROWTH	0.70%	CLASS II	$175.62	1
IVY VIP SMALL CAP GROWTH	0.80%	CLASS II	$219.60	2
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$172.59	3
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3
IVY VIP SMALL CAP GROWTH	0.95%	CLASS II	$171.84	2
IVY VIP SMALL CAP GROWTH	1.00%	CLASS II	$215.35	—
IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$213.25	3
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$168.13	2
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$211.16	102
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$167.40	15
IVY VIP SMALL CAP GROWTH	1.34%	CLASS II	$166.08	84

MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$272.81	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$301.26	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$262.36	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$295.65	4
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$294.27	1
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$259.81	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$257.28	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$254.76	38
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$287.41	1
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$286.06	10
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$283.63	28
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$229.51	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$365.68	3
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$358.88	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$355.52	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$352.20	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$350.55	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$348.90	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$345.63	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$342.37	44
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$340.77	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$337.88	38

The accompanying notes are an integral part of these financial statements.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$262.58	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$233.70	7
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$175.59	7
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.57	17
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.61	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$285.29	11
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$240.56	9
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$212.82	2,555
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$349.71	336
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$368.19	9
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$191.20	3
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$217.50	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$504.27	—
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$208.89	12
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$218.11	28
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$408.97	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$211.48	5
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$195.11	97
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$223.45	10
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$257.99	1

MULTIMANAGER CORE BOND	0.40%	IB	$113.30	4
MULTIMANAGER CORE BOND	0.50%	IB	$180.34	8
MULTIMANAGER CORE BOND	0.70%	IB	$173.92	2
MULTIMANAGER CORE BOND	0.80%	IB	$135.98	4
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	21
MULTIMANAGER CORE BOND	0.95%	IB	$166.21	50
MULTIMANAGER CORE BOND	1.00%	IB	$164.71	1
MULTIMANAGER CORE BOND	1.10%	IB	$161.74	25
MULTIMANAGER CORE BOND	1.20%	IB	$158.81	260
MULTIMANAGER CORE BOND	1.25%	IB	$137.92	53
MULTIMANAGER CORE BOND	1.30%	IB	$136.15	2
MULTIMANAGER CORE BOND	1.34%	IB	$154.81	286
MULTIMANAGER CORE BOND	1.35%	IB	$154.53	—
MULTIMANAGER CORE BOND	1.45%	IB	$151.73	—

MULTIMANAGER MID CAP GROWTH	0.50%	IB	$316.65	—
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$305.37	1
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$330.71	—
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$486.17	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	11
MULTIMANAGER MID CAP GROWTH	0.95%	IB	$291.83	14
MULTIMANAGER MID CAP GROWTH	1.00%	IB	$289.20	—
MULTIMANAGER MID CAP GROWTH	1.10%	IB	$283.98	3
MULTIMANAGER MID CAP GROWTH	1.20%	IB	$278.84	22
MULTIMANAGER MID CAP GROWTH	1.25%	IB	$223.41	13
MULTIMANAGER MID CAP GROWTH	1.30%	IB	$258.50	1
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$271.82	250
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$406.53	5
MULTIMANAGER MID CAP GROWTH	1.35%	IB	$271.32	—
MULTIMANAGER MID CAP GROWTH	1.45%	IB	$266.41	—

The accompanying notes are an integral part of these financial statements.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER MID CAP VALUE	0.40%	IB	$197.71	1
MULTIMANAGER MID CAP VALUE	0.50%	IB	$299.70	—
MULTIMANAGER MID CAP VALUE	0.70%	IB	$289.03	—
MULTIMANAGER MID CAP VALUE	0.80%	IB	$373.41	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	11
MULTIMANAGER MID CAP VALUE	0.95%	IB	$276.22	11
MULTIMANAGER MID CAP VALUE	1.00%	IB	$273.72	—
MULTIMANAGER MID CAP VALUE	1.10%	IB	$268.78	3
MULTIMANAGER MID CAP VALUE	1.20%	IB	$263.92	17
MULTIMANAGER MID CAP VALUE	1.25%	IB	$167.10	7
MULTIMANAGER MID CAP VALUE	1.30%	IB	$191.46	1
MULTIMANAGER MID CAP VALUE	1.34%	IB	$257.28	143
MULTIMANAGER MID CAP VALUE	1.34%	IB	$327.62	3
MULTIMANAGER MID CAP VALUE	1.45%	IB	$252.16	—

MULTIMANAGER TECHNOLOGY	0.50%	IB	$456.71	2
MULTIMANAGER TECHNOLOGY	0.70%	IB	$440.44	1
MULTIMANAGER TECHNOLOGY	0.70%	IB	$499.74	—
MULTIMANAGER TECHNOLOGY	0.80%	IB	$670.89	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	17
MULTIMANAGER TECHNOLOGY	0.95%	IB	$420.92	18
MULTIMANAGER TECHNOLOGY	1.00%	IB	$417.13	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$409.60	10
MULTIMANAGER TECHNOLOGY	1.20%	IB	$402.19	126
MULTIMANAGER TECHNOLOGY	1.25%	IB	$332.72	23
MULTIMANAGER TECHNOLOGY	1.30%	IB	$389.79	2
MULTIMANAGER TECHNOLOGY	1.34%	IB	$392.07	422
MULTIMANAGER TECHNOLOGY	1.34%	IB	$608.71	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$391.34	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$384.26	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$96.41	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$66.35	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$63.19	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$62.57	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$61.96	134

TARGET 2015 ALLOCATION	0.40%	B	$149.46	—
TARGET 2015 ALLOCATION	0.50%	B	$162.29	14
TARGET 2015 ALLOCATION	0.70%	B	$157.99	—
TARGET 2015 ALLOCATION	0.80%	B	$223.47	—
TARGET 2015 ALLOCATION	0.90%	B	$153.81	7
TARGET 2015 ALLOCATION	0.95%	B	$152.78	5
TARGET 2015 ALLOCATION	1.10%	B	$149.73	2
TARGET 2015 ALLOCATION	1.20%	B	$147.72	27
TARGET 2015 ALLOCATION	1.25%	B	$127.15	16
TARGET 2015 ALLOCATION	1.34%	B	$144.96	58
TARGET 2025 ALLOCATION	0.40%	B	$169.67	—
TARGET 2025 ALLOCATION	0.50%	B	$180.58	53
TARGET 2025 ALLOCATION	0.70%	B	$175.80	4
TARGET 2025 ALLOCATION	0.80%	B	$270.36	—

The accompanying notes are an integral part of these financial statements.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.90%	B	$171.15	35
TARGET 2025 ALLOCATION	0.95%	B	$170.00	8
TARGET 2025 ALLOCATION	1.00%	B	$168.87	—
TARGET 2025 ALLOCATION	1.10%	B	$166.61	16
TARGET 2025 ALLOCATION	1.20%	B	$164.37	155
TARGET 2025 ALLOCATION	1.25%	B	$139.17	29
TARGET 2025 ALLOCATION	1.34%	B	$161.30	256
TARGET 2025 ALLOCATION	1.35%	B	$161.08	—

TARGET 2035 ALLOCATION	0.40%	B	$182.42	2
TARGET 2035 ALLOCATION	0.50%	B	$191.72	45
TARGET 2035 ALLOCATION	0.70%	B	$186.64	2
TARGET 2035 ALLOCATION	0.80%	B	$304.29	2
TARGET 2035 ALLOCATION	0.90%	B	$181.70	36
TARGET 2035 ALLOCATION	0.95%	B	$180.49	5
TARGET 2035 ALLOCATION	1.00%	B	$179.28	—
TARGET 2035 ALLOCATION	1.10%	B	$176.88	14
TARGET 2035 ALLOCATION	1.20%	B	$174.51	232
TARGET 2035 ALLOCATION	1.25%	B	$145.45	14
TARGET 2035 ALLOCATION	1.34%	B	$171.25	301
TARGET 2035 ALLOCATION	1.35%	B	$171.02	—
TARGET 2035 ALLOCATION	1.45%	B	$168.72	—

TARGET 2045 ALLOCATION	0.40%	B	$193.30	1
TARGET 2045 ALLOCATION	0.50%	B	$198.65	39
TARGET 2045 ALLOCATION	0.70%	B	$193.39	1
TARGET 2045 ALLOCATION	0.80%	B	$335.78	2
TARGET 2045 ALLOCATION	0.90%	B	$188.27	31
TARGET 2045 ALLOCATION	0.95%	B	$187.01	5
TARGET 2045 ALLOCATION	1.00%	B	$185.76	—
TARGET 2045 ALLOCATION	1.10%	B	$183.28	15
TARGET 2045 ALLOCATION	1.20%	B	$180.82	225
TARGET 2045 ALLOCATION	1.25%	B	$148.29	6
TARGET 2045 ALLOCATION	1.34%	B	$177.44	208
TARGET 2045 ALLOCATION	1.35%	B	$177.20	—
TARGET 2045 ALLOCATION	1.45%	B	$174.82	—

TARGET 2055 ALLOCATION	0.50%	B	$139.02	29
TARGET 2055 ALLOCATION	0.70%	B	$137.73	—
TARGET 2055 ALLOCATION	0.80%	B	$137.09	2
TARGET 2055 ALLOCATION	0.90%	B	$136.45	12
TARGET 2055 ALLOCATION	0.95%	B	$136.13	—
TARGET 2055 ALLOCATION	1.00%	B	$135.81	—
TARGET 2055 ALLOCATION	1.10%	B	$135.18	4
TARGET 2055 ALLOCATION	1.20%	B	$134.54	113
TARGET 2055 ALLOCATION	1.25%	B	$134.23	1
TARGET 2055 ALLOCATION	1.34%	B	$133.66	36

TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$123.47	20
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$121.08	—
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	12
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	8
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$117.59	1

The accompanying notes are an integral part of these financial statements.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$116.44	3
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$115.30	597

VANECK VIP GLOBAL HARD ASSETS FUND	0.50%	CLASS S	$54.75	4
VANECK VIP GLOBAL HARD ASSETS FUND	0.70%	CLASS S	$53.80	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$53.33	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$52.87	28
VANECK VIP GLOBAL HARD ASSETS FUND	0.95%	CLASS S	$52.64	7
VANECK VIP GLOBAL HARD ASSETS FUND	1.00%	CLASS S	$52.41	—
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$51.96	8
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$51.50	134
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$51.28	23
VANECK VIP GLOBAL HARD ASSETS FUND	1.34%	CLASS S	$50.88	195
VANECK VIP GLOBAL HARD ASSETS FUND	1.45%	CLASS S	$50.39	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2019, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2019, the contract charges were 0.00%.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,107	$263,075	$377,977	$2,428,530	$658,179	$6,411,254
Expenses:
Asset-based charges	1,322	152,924	125,671	1,298,687	202,294	13,115,779

Net Investment Income (Loss)	6,785	110,151	252,306	1,129,843	455,885	(6,704,525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain distribution from the Portfolios	207	126,553	23,494	(10,061,458)	(201,275)	12,059,215
Net realized gain (loss)	3,191	425,075	—	1,416,212	254,343	28,365,807

	3,398	551,628	23,494	(8,645,246)	53,068	40,425,022

Net change in unrealized appreciation (depreciation) of investments	8,887	1,195,346	413,550	28,995,146	607,347	165,972,177

Net Realized and Unrealized Gain (Loss) on Investments .	12,285	1,746,974	437,044	20,349,900	660,415	206,397,199

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,070	$1,857,125	$689,350	$21,479,743	$1,116,300	$199,692,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,035,346	$1,498	$452	$50,895	$56,426	$562,292
Expenses:
Asset-based charges	222,527	467	3,606	46,926	44,466	741,114

Net Investment Income (Loss)	812,819	1,031	(3,154)	3,969	11,960	(178,822)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,911	2,294	(6,648)	(26,057)	56,824	1,734,084
Net realized gain distribution from the Portfolios	—	179	33,820	229,621	70,890	1,017,371

Net realized gain (loss)	32,911	2,473	27,172	203,564	127,714	2,751,455

Net change in unrealized appreciation (depreciation) of investments	1,008,918	1,566	28,067	644,902	663,696	12,191,139

Net Realized and Unrealized Gain (Loss) on Investments	1,041,829	4,039	55,239	848,466	791,410	14,942,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,854,648	$5,070	$52,085	$852,435	$803,370	$14,763,772

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,444,746	$1,377,547	$9,706	$1,617,128	$995,530	$493,128
Expenses:
Asset-based charges	1,032,056	622,724	4,667	982,566	682,908	1,403,652
Less: Reduction for expense limitation	—	—	—	—	(709)	(3,135)

Net Expenses	1,032,056	622,724	4,667	982,566	682,199	1,400,517

Net Investment Income (Loss)	412,690	754,823	5,039	634,562	313,331	(907,389)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	424,230	(35,460)	1,910	(787,555)	2,021,985	5,793,376
Net realized gain distribution from the Portfolios	3,259,798	—	7,535	—	5,315,292	3,752,587

Net realized gain (loss)	3,684,028	(35,460)	9,445	(787,555)	7,337,277	9,545,963

Net change in unrealized appreciation (depreciation) of investments	9,291,539	3,109,920	31,393	4,402,648	5,632,509	12,967,069

Net Realized and Unrealized Gain (Loss) on Investments	12,975,567	3,074,460	40,838	3,615,093	12,969,786	22,513,032

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,388,257	$3,829,283	$45,877	$4,249,655	$13,283,117	$21,605,643

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$185,878	$505,539	$82,827	$207,347	$637,834
Expenses:
Asset-based charges	220,555	383,733	104,427	220,024	5,143,878

Net Investment Income (Loss)	(34,677)	121,806	(21,600)	(12,677)	(4,506,044)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(40,674)	1,242,540	(58,831)	287,023	780,147
Net realized gain distribution from the Portfolios	507,838	610,068	375,922	506,540	37,502,419

Net realized gain (loss)	467,164	1,852,608	317,091	793,563	38,282,566

Net change in unrealized appreciation (depreciation) of investments	3,275,467	5,629,144	1,452,749	1,644,700	55,713,955

Net Realized and Unrealized Gain (Loss) on Investments	3,742,631	7,481,752	1,769,840	2,438,263	93,996,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,707,954	$7,603,558	$1,748,240	$2,425,586	$89,490,477

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,661,673	$2,017,000	$1,942,209	$15,045,836	$1,302,038	$41,672
Expenses:
Asset-based charges	8,956,331	1,170,858	1,627,558	9,792,844	2,998,236	1,998,015

Net Investment Income (Loss)	2,705,342	846,142	314,651	5,252,992	(1,696,198)	(1,956,343)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,159,201	465,988	2,860,757	29,095,227	15,357,608	1,472,091
Net realized gain distribution from the Portfolios	57,500,186	—	2,343,697	37,289,481	26,895,004	9,926,813

Net realized gain (loss)	60,659,387	465,988	5,204,454	66,384,708	42,252,612	11,398,904

Net change in unrealized appreciation (depreciation) of investments	84,882,878	22,429,314	11,451,213	79,536,403	20,326,864	30,964,310

Net Realized and Unrealized Gain (Loss) on Investments	145,542,265	22,895,302	16,655,667	145,921,111	62,579,476	42,363,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$148,247,607	$23,741,444	$16,970,318	$151,174,103	$60,883,278	$40,406,871

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$91,634	$33,133,278	$1,685,349	$512,046	$156,419	$3,433,484
Expenses:
Asset-based charges	339,572	31,678,387	1,223,616	407,520	110,255	2,580,895
Less: Reduction for expense limitation	—	(5,727,119)	—	—	—	—

Net Expenses	339,572	25,951,268	1,223,616	407,520	110,255	2,580,895

Net Investment Income (Loss)	(247,938)	7,182,010	461,733	104,526	46,164	852,589

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,906,258)	138,957,077	(628,543)	445,654	44,929	(1,401,254)
Net realized gain distribution from the Portfolios	393,935	105,809,386	2,107,742	463,945	57,458	7,906,825

Net realized gain (loss)	(1,512,323)	244,766,463	1,479,199	909,599	102,387	6,505,571

Net change in unrealized appreciation (depreciation) of investments	8,839,269	329,709,349	5,721,027	2,680,894	554,525	16,930,932

Net Realized and Unrealized Gain (Loss) on Investments	7,326,946	574,475,812	7,200,226	3,590,493	656,912	23,436,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,079,008	$581,657,822	$7,661,959	$3,695,019	$703,076	$24,289,092

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,312,394	$266,684	$30,376,450	$4,427,106	$2,294,519	$108,375
Expenses:
Asset-based charges	1,451,936	196,152	23,646,973	5,602,884	1,099,178	77,782

Net Investment Income (Loss)	860,458	70,532	6,729,477	(1,175,778)	1,195,341	30,593

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(197,193)	(232,274)	75,997,735	2,052,181	1,050,963	36,599
Net realized gain distribution from the Portfolios	—	—	38,180,259	—	1,710,976	31,480

Net realized gain (loss)	(197,193)	(232,274)	114,177,994	2,052,181	2,761,939	68,079

Net change in unrealized appreciation (depreciation) of investments	4,963,222	2,596,859	343,519,815	114,752,425	8,213,074	1,172,563

Net Realized and Unrealized Gain (Loss) on Investments	4,766,029	2,364,585	457,697,809	116,804,606	10,975,013	1,240,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,626,487	$2,435,117	$464,427,286	$115,628,828	$12,170,354	$1,271,235

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$173,471	$1,469,453	$395,125	$4,878,482	$514,175	$20,693
Expenses:
Asset-based charges	239,792	893,014	606,713	4,677,010	728,001	15,299

Net Investment Income (Loss)	(66,321)	576,439	(211,588)	201,472	(213,826)	5,394

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	297,087	(907,702)	(332,631)	15,145,856	604,319	43,600
Net realized gain distribution from the Portfolios	1,102,883	3,571,068	310,977	10,399,857	921,217	24,841

Net realized gain (loss)	1,399,970	2,663,366	(21,654)	25,545,713	1,525,536	68,441

Net change in unrealized appreciation (depreciation) of investments	2,720,553	10,031,376	2,590,860	50,897,621	13,384,598	157,700

Net Realized and Unrealized Gain (Loss) on Investments	4,120,523	12,694,742	2,569,206	76,443,334	14,910,134	226,141

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,054,202	$13,271,181	$2,357,618	$76,644,806	$14,696,308	$231,535

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$777,297	$3,176,181	$10,046,013	$317,231	$3,836,097	$2,463,714
Expenses:
Asset-based charges	632,257	2,020,187	4,572,726	159,622	2,116,433	1,497,319
Less: Reduction for expense limitation	(2,772)	—	—	—	—	—

Net Expenses	629,485	2,020,187	4,572,726	159,622	2,116,433	1,497,319

Net Investment Income (Loss)	147,812	1,155,994	5,473,287	157,609	1,719,664	966,395

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	141,360	1,864,748	497,134	104,898	3,601,833	4,933,854
Net realized gain distribution from the Portfolios	—	2,985,771	—	32,466	3,699,860	5,083,692

Net realized gain (loss)	141,360	4,850,519	497,134	137,364	7,301,693	10,017,546

Net change in unrealized appreciation (depreciation) of investments	1,129,981	23,885,874	59,345,106	2,023,373	22,592,724	13,675,847

Net Realized and Unrealized Gain (Loss) on Investments	1,271,341	28,736,393	59,842,240	2,160,737	29,894,417	23,693,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,419,153	$29,892,387	$65,315,527	$2,318,346	$31,614,081	$24,659,788

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,432,661	$1,506,104	$65,038	$2,261,043	$429,719	$2,197,117
Expenses:
Asset-based charges	1,154,389	1,056,085	4,549,347	2,175,971	427,248	4,257,938

Net Investment Income (Loss)	3,278,272	450,019	(4,484,309)	85,072	2,471	(2,060,821)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,768,903	1,251,771	1,055,685	1,743,736	2,404,318	8,882,712
Net realized gain distribution from the Portfolios	4,192,366	1,587,728	24,344,799	2,510,970	2,222,903	25,506,029

Net realized gain (loss)	5,961,269	2,839,499	25,400,484	4,254,706	4,627,221	34,388,741

Net change in unrealized appreciation (depreciation) of investments	8,665,551	16,848,357	82,840,856	35,343,320	3,600,438	63,006,937

Net Realized and Unrealized Gain (Loss) on Investments	14,626,820	19,687,856	108,241,340	39,598,026	8,227,659	97,395,678

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,905,092	$20,137,875	$103,757,031	$39,683,098	$8,230,130	$95,334,857

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,281,311	$2,376,300	$15,432,100	$6,360,190	$25,888	$2,345,506
Expenses:
Asset-based charges	10,048,479	1,250,780	10,442,521	2,806,787	1,230,646	2,175,216

Net Investment Income (Loss)	(6,767,168)	1,125,520	4,989,579	3,553,403	(1,204,758)	170,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	52,157,172	1,245,496	45,719,514	2,153,239	5,915,581	1,720,661
Net realized gain distribution from the Portfolios	62,967,141	5,848,795	48,506,929	2,438,016	5,562,728	5,627,485

Net realized gain (loss)	115,124,313	7,094,291	94,226,443	4,591,255	11,478,309	7,348,146

Net change in unrealized appreciation (depreciation) of investments	100,084,475	13,063,250	69,578,033	28,899,305	14,430,170	32,345,646

Net Realized and Unrealized Gain (Loss) on Investments	215,208,788	20,157,541	163,804,476	33,490,560	25,908,479	39,693,792

Net Increase (Decrease) in Net Assets Resulting from Operations	$208,441,620	$21,283,061	$168,794,055	$37,043,963	$24,703,721	$39,864,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,853,899	$31,037	$—	$3,585,024	$8,076,466	$6,414,207
Expenses:
Asset-based charges	6,582,267	2,389,213	2,421,670	1,521,054	8,797,843	6,096,403

Net Investment Income (Loss)	(2,728,368)	(2,358,176)	(2,421,670)	2,063,970	(721,377)	317,804

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,700,939	3,349,227	3,760,827	1,992,570	24,922,591	24,449,415
Net realized gain distribution from the Portfolios	1,380,090	786,394	—	176,698	29,350,496	26,466,660

Net realized gain (loss)	7,081,029	4,135,621	3,760,827	2,169,268	54,273,087	50,916,075

Net change in unrealized appreciation (depreciation) of investments	110,344,639	51,545,773	53,069,839	20,997,294	90,557,964	50,153,955

Net Realized and Unrealized Gain (Loss) on Investments	117,425,668	55,681,394	56,830,666	23,166,562	144,831,051	101,070,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,697,300	$53,323,218	$54,408,996	$25,230,532	$144,109,674	$101,387,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$25,712,543	$1,344,016	$18,865,423	$1,075,404	$749,442	$1,593,826
Expenses:
Asset-based charges	20,112,655	969,033	14,765,717	828,500	2,550,902	496,494
Less: Reduction for expense limitation	(5,265,333)	—	—	(82,539)	—	—

Net Expenses	14,847,322	969,033	14,765,717	745,961	2,550,902	496,494

Net Investment Income (Loss)	10,865,221	374,983	4,099,706	329,443	(1,801,460)	1,097,332

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,349,873)	1,293,208	5,178,105	(463)	7,513,292	77,326
Net realized gain distribution from the Portfolios	74,713,795	2,026,884	74,707,983	3,758	—	23,175

Net realized gain (loss)	68,363,922	3,320,092	79,886,088	3,295	7,513,292	100,501

Net change in unrealized appreciation (depreciation) of investments	134,701,412	8,793,005	114,780,996	(2,332)	45,566,835	1,483,616

Net Realized and Unrealized Gain (Loss) on Investments	203,065,334	12,113,097	194,667,084	963	53,080,127	1,584,117

Net Increase (Decrease) in Net Assets Resulting from Operations	$213,930,555	$12,488,080	$198,766,790	$330,406	$51,278,667	$2,681,449

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,702,371	$1,148,666	$3,614,357	$—	$865,464	$195,534
Expenses:
Asset-based charges	945,267	942,860	3,993,587	9,644,427	582,984	502,811

Net Investment Income (Loss)	757,104	205,806	(379,230)	(9,644,427)	282,480	(307,277)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,302)	(258,664)	(1,601,971)	35,014,372	883,731	330,887
Net realized gain distribution from the Portfolios	—	—	20,728,524	19,641,229	3,062,173	1,089,593

Net realized gain (loss)	(10,302)	(258,664)	19,126,553	54,655,601	3,945,904	1,420,480

Net change in unrealized appreciation (depreciation) of investments	237,781	3,177,336	46,959,693	148,161,108	3,968,009	10,468,487

Net Realized and Unrealized Gain (Loss) on Investments	227,479	2,918,672	66,086,246	202,816,709	7,913,913	11,888,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$984,583	$3,124,478	$65,707,016	$193,172,282	$8,196,393	$11,581,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$400,742	$286,739	$436,257	$64,722	$1,580,394	$2,682,148
Expenses:
Asset-based charges	514,922	169,058	739,274	88,026	615,729	553,889

Net Investment Income (Loss)	(114,180)	117,681	(303,017)	(23,304)	964,665	2,128,259

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,114,111)	(80,132)	(1,068,467)	(18,860)	353,386	(61,481)
Net realized gain distribution from the Portfolios	—	903,843	6,513,543	1,283,910	3,214,980	—

Net realized gain (loss)	(5,114,111)	823,711	5,445,076	1,265,050	3,568,366	(61,481)

Net change in unrealized appreciation (depreciation) of investments	5,007,076	2,378,192	6,493,386	774,618	7,176,257	2,840,970

Net Realized and Unrealized Gain (Loss) on Investments	(107,035)	3,201,903	11,938,462	2,039,668	10,744,623	2,779,489

Net Increase (Decrease) in Net Assets Resulting from Operations	$(221,215)	$3,319,584	$11,635,445	$2,016,364	$11,709,288	$4,907,748

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,303	$—	$16,780,812	$—	$100,645	$90,645
Expenses:
Asset-based charges	279,108	126,152	3,116,267	473,598	250,410	308,945

Net Investment Income (Loss)	(228,805)	(126,152)	13,664,545	(473,598)	(149,765)	(218,300)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(572,039)	(263,865)	(3,967,658)	(799,585)	453,205	686,045
Net realized gain distribution from the Portfolios	2,580,842	1,334,785	—	3,083,904	1,225,130	2,092,695

Net realized gain (loss)	2,008,803	1,070,920	(3,967,658)	2,284,319	1,678,335	2,778,740

Net change in unrealized appreciation (depreciation) of investments	2,923,571	1,247,804	13,969,383	5,176,333	3,547,329	5,237,815

Net Realized and Unrealized Gain (Loss) on Investments	4,932,374	2,318,724	10,001,725	7,460,652	5,225,664	8,016,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,703,569	$2,192,572	$23,666,270	$6,987,054	$5,075,899	$7,798,255

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,050,712	$2,272,479	$—	$675,346	$347,771	$366,605
Expenses:
Asset-based charges	8,945,962	1,296,480	1,093,507	623,657	2,945,837	98,427
Less: Reduction for expense limitation	(2,900,124)	—	—	—	—	—

Net Expenses	6,045,838	1,296,480	1,093,507	623,657	2,945,837	98,427

Net Investment Income (Loss)	(995,126)	975,999	(1,093,507)	51,689	(2,598,066)	268,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	42,186,969	(242,239)	483,708	2,742,351	13,856,016	(467,762)
Net realized gain distribution from the Portfolios	57,025,812	922,410	6,947,481	3,694,578	21,295,356	—

Net realized gain (loss)	99,212,781	680,171	7,431,189	6,436,929	35,151,372	(467,762)

Net change in unrealized appreciation (depreciation) of investments	84,824,839	4,514,160	15,691,004	3,615,586	35,290,452	985,217

Net Realized and Unrealized Gain (Loss) on Investments	184,037,620	5,194,331	23,122,193	10,052,515	70,441,824	517,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$183,042,494	$6,170,330	$22,028,686	$10,104,204	$67,843,758	$785,633

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$317,684	$1,443,034	$1,677,126	$1,376,846	$352,541	$5,014,434	$—
Expenses:
Asset-based charges	206,552	973,681	1,187,551	996,392	219,784	839,239	241,703

Net Investment Income (Loss)	111,132	469,353	489,575	380,454	132,757	4,175,195	(241,703)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(204,512)	895,409	1,371,913	1,243,758	332,005	(546,329)	(1,018,070)
Net realized gain distribution from the Portfolios	774,466	3,253,761	2,733,897	2,568,502	—	—	—

Net realized gain (loss)	569,954	4,149,170	4,105,810	3,812,260	332,005	(546,329)	(1,018,070)

Net change in unrealized appreciation (depreciation) of investments	1,564,926	8,875,702	13,684,173	12,647,803	3,784,172	(3,086,261)	3,143,451

Net Realized and Unrealized Gain (Loss) on Investments	2,134,880	13,024,872	17,789,983	16,460,063	4,116,177	(3,632,590)	2,125,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,246,012	$13,494,225	$18,279,558	$16,840,517	$4,248,934	$542,605	$1,883,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*(a)		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$6,785	$359	$110,151	$44,648	$252,306	$170,653
Net realized gain (loss)	3,398	298	551,628	374,883	23,494	(25,393)
Net change in unrealized appreciation (depreciation) of investments	8,887	(1,305)	1,195,346	(1,020,808)	413,550	(286,996)

Net increase (decrease) in net assets resulting from operations	19,070	(648)	1,857,125	(601,277)	689,350	(141,736)

From Contractowners Transactions:
Payments received from contractowners	78,374	—	1,614,061	1,827,194	3,399,456	2,825,241
Transfers between Variable Investment Options including guaranteed interest account, net	113,052	15,712	404,195	(1,394,588)	1,016,708	366,566
Redemptions for contract benefits and terminations	(3,287)	—	(951,432)	(521,527)	(586,132)	(495,722)
Contract maintenance charges	—	—	(17,051)	(17,642)	(11,468)	(7,289)

Net increase (decrease) in net assets resulting from contractowners transactions	188,139	15.712	1,049,773	(106,563)	3,818,564	2,688,796

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	8	(9)	—	—	173	69

Net Increase (Decrease) in Net Assets	207,217	15,055	2,906,898	(707,840)	4,508,087	2,547,129
Net Assets — Beginning of Year or Period	15,055	—	10,732,111	11,439,951	8,971,783	6,424,654

Net Assets — End of Year or Period	$222,272	$15,055	$13,639,009	$10,732,111	$13,479,870	$8,971,783

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,129,843	$833,150	$455,885	$31,117	$(6,704,525)	$(7,267,911)
Net realized gain (loss)	(8,645,246)	27,167,058	53,068	362,041	40,425,022	82,877,340
Net change in unrealized appreciation (depreciation) of investments	28,995,146	(42,246,578)	607,347	(1,430,500)	165,972,177	(254,592,184)

Net increase (decrease) in net assets resulting from operations	21,479,743	(14,246,370)	1,116,300	(1,037,342)	199,692,674	(178,982,755)

From Contractowners Transactions:
Payments received from contractowners	6,499,948	7,180,698	831,211	868,191	115,434,247	117,673,584
Transfers between Variable Investment Options including guaranteed interest account, net	(3,090,331)	(4,613,175)	(292,222)	453,952	(19,721,606)	(10,044,077)
Redemptions for contract benefits and terminations	(9,228,759)	(9,240,480)	(1,526,312)	(1,784,240)	(65,669,378)	(70,418,328)
Contract maintenance charges	(54,737)	(59,071)	(7,577)	(8,028)	(701,523)	(668,451)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,873,879)	(6,732,028)	(994,900)	(470,125)	29,341,740	36,542,728

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(6)	—	—	—	3,242	—

Net Increase (Decrease) in Net Assets	15,605,858	(20,978,398)	121,400	(1,507,467)	229,037,656	(142,440,027)
Net Assets — Beginning of Year or Period	96,569,629	117,548,027	15,744,371	17,251,838	903,708,753	1,046,148,780

Net Assets — End of Year or Period	$112,175,487	$96,569,629	$15,865,771	$15,744,371	$1,132,746,409	$903,708,753

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)		1290 VT MICRO CAP*(a)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$812,819	$634,183	$1,031	$361	$(3,154)	$(133)
Net realized gain (loss)	32,911	(68,814)	2,473	19	27,172	7,813
Net change in unrealized appreciation (depreciation) of investments	1,008,918	(1,069,763)	1,566	(925)	28,067	(14,850)

Net increase (decrease) in net assets resulting from operations	1,854,648	(504,394)	5,070	(545)	52,085	(7,170)

From Contractowners Transactions:
Payments received from contractowners	3,730,508	3,177,511	55,808	—	63,828	—
Transfers between Variable Investment Options including guaranteed interest account, net	2,621,289	103,287	970	15,713	113,049	143,924
Redemptions for contract benefits and terminations	(1,276,003)	(1,274,101)	(202)	—	(9,555)	—
Contract maintenance charges	(18,021)	(14,162)	—	—	(7)	—

Net increase (decrease) in net assets resulting from contractowners transactions	5,057,773	1,992,535	56,576	15,713	167,315	143,924

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	112	194	—	—	8	—

Net Increase (Decrease) in Net Assets	6,912,533	1,488,335	61,646	15,168	219,408	136,754
Net Assets — Beginning of Year or Period	14,452,919	12,964,584	15,168	—	136,754	—

Net Assets — End of Year or Period	$21,365,452	$14,452,919	$76,814	$15,168	$356,162	$136,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,969	$5,283	$11,960	$8,202	$(178,822)	$(167,692)
Net realized gain (loss)	203,564	183,092	127,714	122,157	2,751,455	3,810,491
Net change in unrealized appreciation (depreciation) of investments	644,902	(721,376)	663,696	(297,969)	12,191,139	(6,618,422)

Net increase (decrease) in net assets resulting from operations	852,435	(533,001)	803,370	(167,610)	14,763,772	(2,975,623)

From Contractowners Transactions:
Payments received from contractowners	1,890,601	961,124	1,512,983	998,255	5,358,387	4,593,592
Transfers between Variable Investment Options including guaranteed interest account, net	408,554	868,118	799,245	483,176	(528,937)	(1,190,221)
Redemptions for contract benefits and terminations	(136,361)	(114,105)	(133,592)	(64,976)	(4,013,047)	(3,717,763)
Contract maintenance charges	(4,876)	(1,794)	(4,415)	(2,773)	(42,925)	(36,714)

Net increase (decrease) in net assets resulting from contractowners transactions	2,157,918	1,713,343	2,174,221	1,413,682	773,478	(351,106)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	253	—	1,052	245	—	13

Net Increase (Decrease) in Net Assets	3,010,606	1,180,342	2,978,643	1,246,317	15,537,250	(3,326,716)
Net Assets — Beginning of Year or Period	2,897,745	1,717,403	2,503,660	1,257,343	51,158,970	54,485,686

Net Assets — End of Year or Period	$5,908,351	$2,897,745	$5,482,303	$2,503,660	$66,696,220	$51,158,970

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	ALL ASSET GROWTH-ALT 20*		AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		CHARTERSM MODERATE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$412,690	$457,762	$754,823	$511,619	$5,039	$1,189
Net realized gain (loss)	3,684,028	3,610,624	(35,460)	(303,569)	9,445	2,292
Net change in unrealized appreciation (depreciation) of investments	9,291,539	(11,303,094)	3,109,920	(1,122,030)	31,393	(27,271)

Net increase (decrease) in net assets resulting from operations	13,388,257	(7,234,708)	3,829,283	(913,980)	45,877	(23,790)

From Contractowners Transactions:
Payments received from contractowners	8,861,425	9,744,343	7,797,137	7,543,145	84,723	121,181
Transfers between Variable Investment Options including guaranteed interest account, net	(3,126,377)	(5,081,458)	5,217,252	(481,721)	54,407	(72,781)
Redemptions for contract benefits and terminations	(6,229,596)	(5,311,578)	(4,044,578)	(3,710,204)	(7,740)	(41,014)
Contract maintenance charges	(73,337)	(79,159)	(39,278)	(35,073)	(210)	(133)

Net increase (decrease) in net assets resulting from contractowners transactions	(567,885)	(727,852)	8,930,533	3,316,147	131,180	7,253

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	(12)	230	109	—	—

Net Increase (Decrease) in Net Assets	12,820,365	(7,962,572)	12,760,046	2,402,276	177,057	(16,537)
Net Assets — Beginning of Year or Period	76,081,917	84,044,489	47,002,412	44,600,136	307,486	324,023

Net Assets — End of Year or Period	$88,902,282	$76,081,917	$59,762,458	$47,002,412	$484,543	$307,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI- SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$634,562	$756,156	$313,331	$1,153,636	$(907,389)	$(190,256)
Net realized gain (loss)	(787,555)	(1,398,413)	7,337,277	6,677,280	9,545,963	8,407,670
Net change in unrealized appreciation (depreciation) of investments	4,402,648	(818,004)	5,632,509	(10,738,671)	12,967,069	(23,564,739)

Net increase (decrease) in net assets resulting from operations	4,249,655	(1,460,261)	13,283,117	(2,907,755)	21,605,643	(15,347,325)

From Contractowners Transactions:
Payments received from contractowners	4,547,787	4,977,469	2,366,202	2,423,750	4,234,791	4,508,888
Transfers between Variable Investment Options including guaranteed interest account, net	(1,162,717)	(1,549,187)	122,664	(61,026)	(2,720,851)	(3,264,487)
Redemptions for contract benefits and terminations	(6,980,001)	(7,665,850)	(3,424,070)	(3,753,173)	(7,815,831)	(9,165,219)
Contract maintenance charges	(56,467)	(59,190)	(21,737)	(22,437)	(50,552)	(58,483)
Adjustments to net assets allocated to contracts in payout period	11,778	21,602	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,639,620)	(4,275,156)	(956,941)	(1,412,886)	(6,352,443)	(7,979,301)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(11,778)	(92,603)	(707)	(1,029)	(3,131)	(3,759)

Net Increase (Decrease) in Net Assets	598,257	(5,828,020)	12,325,469	(4,321,670)	15,250,069	(23,330,385)
Net Assets — Beginning of Year or Period	77,678,189	83,506,209	42,712,332	47,034,002	95,332,435	118,662,820

Net Assets — End of Year or Period	$78,276,446	$77,678,189	$55,037,801	$42,712,332	$110,582,504	$95,332,435

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(34,677)	$(41,602)	$121,806	$(24,540)	$(21,600)	$(35,411)
Net realized gain (loss)	467,164	1,607,820	1,852,608	2,076,477	317,091	824,534
Net change in unrealized appreciation (depreciation) of investments	3,275,467	(3,897,684)	5,629,144	(4,040,654)	1,452,749	(1,917,408)

Net increase (decrease) in net assets resulting from operations	3,707,954	(2,331,466)	7,603,558	(1,988,717)	1,748,240	(1,128,285)

From Contractowners Transactions:
Payments received from contractowners	2,371,184	2,342,731	3,363,550	3,185,015	1,180,000	1,189,622
Transfers between Variable Investment Options including guaranteed interest account, net	158,932	181,970	1,162,116	122,400	(64,899)	302,255
Redemptions for contract benefits and terminations	(1,133,102)	(1,312,501)	(2,224,322)	(1,749,913)	(638,780)	(690,143)
Contract maintenance charges	(14,827)	(14,218)	(23,500)	(22,063)	(7,755)	(6,922)

Net increase (decrease) in net assets resulting from contractowners transactions	1,382,187	1,197,982	2,277,844	1,535,439	468,566	794,812

Net Increase (Decrease) in Net Assets	5,090,141	(1,133,484)	9,881,402	(453,278)	2,216,806	(333,473)
Net Assets — Beginning of Year or Period	15,353,538	16,487,022	26,148,027	26,601,305	7,425,087	7,758,560

Net Assets — End of Year or Period	$20,443,679	$15,353,538	$36,029,429	$26,148,027	$9,641,893	$7,425,087

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,677)	$(13,157)	$(4,506,044)	$(4,823,824)	$2,705,342	$2,447,018
Net realized gain (loss)	793,563	517,750	38,282,566	71,773,915	60,659,387	54,467,651
Net change in unrealized appreciation (depreciation) of investments	1,644,700	(1,790,411)	55,713,955	(99,934,897)	84,882,878	(127,309,715)

Net increase (decrease) in net assets resulting from operations	2,425,586	(1,285,818)	89,490,477	(32,984,806)	148,247,607	(70,395,046)

From Contractowners Transactions:
Payments received from contractowners	1,807,968	2,432,956	22,057,719	18,271,944	63,835,747	64,930,791
Transfers between Variable Investment Options including guaranteed interest account, net	(430,633)	(770,575)	(1,624,274)	(6,744,774)	(20,976,803)	(21,537,693)
Redemptions for contract benefits and terminations	(1,684,465)	(2,355,091)	(29,453,052)	(32,641,066)	(43,392,558)	(45,523,069)
Contract maintenance charges	(24,297)	(24,747)	(186,530)	(192,474)	(865,428)	(888,079)
Adjustments to net assets allocated to contracts in payout period	—	—	(269,913)	390,455	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(331,427)	(717,457)	(9,476,050)	(20,915,915)	(1,399,042)	(3,018,050)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(9)	269,913	(307,458)	(14)	140

Net Increase (Decrease) in Net Assets	2,094,159	(2,003,284)	80,284,340	(54,208,179)	146,848,551	(73,412,956)
Net Assets — Beginning of Year or Period	16,916,008	18,919,292	342,696,643	396,904,822	646,106,484	719,519,440

Net Assets — End of Year or Period	$19,010,167	$16,916,008	$422,980,983	$342,696,643	$792,955,035	$646,106,484

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(a)(b)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$846,142	$285,209	$314,651	$(110,434)	$5,252,992	$2,626,800
Net realized gain (loss)	465,988	(114,911)	5,204,454	5,698,245	66,384,708	114,266,943
Net change in unrealized appreciation (depreciation) of investments	22,429,314	(9,724,062)	11,451,213	(12,443,190)	79,536,403	(186,267,444)

Net increase (decrease) in net assets resulting from operations	23,741,444	(9,553,764)	16,970,318	(6,855,379)	151,174,103	(69,373,701)

From Contractowners Transactions:
Payments received from contractowners	22,773,687	5,089,424	6,928,990	5,676,529	59,064,945	59,914,505
Transfers between Variable Investment Options including guaranteed interest account, net	(2,334,020)	86,347,665	628,420	(303,746)	(18,166,775)	(27,532,883)
Redemptions for contract benefits and terminations	(4,753,613)	(1,034,364)	(9,766,819)	(9,970,672)	(55,042,915)	(59,207,258)
Contract maintenance charges	(122,993)	(25,049)	(1,249,733)	(1,279,528)	(422,680)	(444,505)

Net increase (decrease) in net assets resulting from contractowners transactions	15,563,061	90,377,676	(3,459,142)	(5,877,417)	(14,567,425)	(27,270,141)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,549	1,780	(8)	2,513	(9)	43,216

Net Increase (Decrease) in Net Assets	39,306,054	80,825,692	13,511,168	(12,730,283)	136,606,669	(96,600,626)
Net Assets — Beginning of Year or Period	80,825,692	—	120,009,714	132,739,997	694,917,147	791,517,773

Net Assets — End of Year or Period	$120,131,746	$80,825.692	$133,520,882	$120,009,714	$831,523,816	$694,917,147

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,696,198)	$(1,671,644)	$(1,956,343)	$(1,802,472)	$(247,938)	$598,477
Net realized gain (loss)	42,252,612	44,107,481	11,398,904	14,388,819	(1,512,323)	13,823,078
Net change in unrealized appreciation (depreciation) of investments	20,326,864	(54,661,609)	30,964,310	(13,579,950)	8,839,269	(17,278,033)

Net increase (decrease) in net assets resulting from operations	60,883,278	(12,225,772)	40,406,871	(993,603)	7,079,008	(2,856,478)

From Contractowners Transactions:
Payments received from contractowners	8,009,030	9,068,612	5,176,981	5,877,802	1,218,660	1,145,765
Transfers between Variable Investment Options including guaranteed interest account, net	(4,786,954)	(6,904,479)	(7,954,196)	(11,986,031)	(369,397)	(1,205,581)
Redemptions for contract benefits and terminations	(16,265,281)	(17,611,618)	(14,260,922)	(14,740,472)	(2,269,735)	(2,227,955)
Contract maintenance charges	(71,322)	(74,056)	(43,379)	(44,779)	(27,536)	(27,702)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,114,527)	(15,521,541)	(17,081,516)	(20,893,480)	(1,448,008)	(2,315,473)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	5	5	—	—

Net Increase (Decrease) in Net Assets	47,768,751	(27,747,313)	23,325,360	(21,887,078)	5,631,000	(5,171,951)
Net Assets — Beginning of Year or Period	198,896,833	226,644,146	138,905,955	160,793,033	22,768,524	27,940,475

Net Assets — End of Year or Period	$246,665,584	$198,896,833	$162,231,315	$138,905,955	$28,399,524	$22,768,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,182,010	$4,393,528	$461,733	$276,946	$104,526	$3,158
Net realized gain (loss)	244,766,463	263,974,666	1,479,199	1,556,488	909,599	1,090,053
Net change in unrealized appreciation (depreciation) of investments	329,709,349	(416,528,514)	5,721,027	(4,653,684)	2,680,894	(2,483,394)

Net increase (decrease) in net assets resulting from operations	581,657,822	(148,160,320)	7,661,959	(2,820,250)	3,695,019	(1,390,183)

From Contractowners Transactions:
Payments received from contractowners	61,929,128	56,435,102	8,952,259	7,504,901	4,298,413	3,686,033
Transfers between Variable Investment Options including guaranteed interest account, net	(48,143,910)	(47,110,915)	817,799	(2,269,399)	419,146	614,295
Redemptions for contract benefits and terminations	(208,305,940)	(211,845,122)	(11,580,923)	(11,572,474)	(2,891,798)	(2,353,452)
Contract maintenance charges	(981,355)	(1,016,467)	(168,823)	(180,213)	(134,775)	(136,900)
Adjustments to net assets allocated to contracts in payout period	(1,125,956)	2,454,830	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(196,628,033)	(201,082,572)	(1,979,688)	(6,517,185)	1,690,986	1,809,976

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,487,900	(2,382,112)	(850)	234	(5)	—

Net Increase (Decrease) in Net Assets	386,517,689	(351,625,004)	5,681,421	(9,337,201)	5,386,000	419,793
Net Assets — Beginning of Year or Period	2,090,260,185	2,441,885,189	97,138,590	106,475,791	30,085,180	29,665,387

Net Assets — End of Year or Period	$2,476,777,874	$2,090,260,185	$102,820,011	$97,138,590	$35,471,180	$30,085,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,164	$1,911	$852,589	$568,769	$860,458	$763,971
Net realized gain (loss)	102,387	274,982	6,505,571	8,760,387	(197,193)	(670,503)
Net change in unrealized appreciation (depreciation) of investments	554,525	(518,616)	16,930,932	(19,621,941)	4,963,222	(1,226,222)

Net increase (decrease) in net assets resulting from operations	703,076	(241,723)	24,289,092	(10,292,785)	5,626,487	(1,132,754)

From Contractowners Transactions:
Payments received from contractowners	1,016,940	787,459	19,942,779	22,882,666	10,533,183	11,226,801
Transfers between Variable Investment Options including guaranteed interest account, net	666,282	(93,549)	(5,559,877)	(7,949,747)	3,089,238	(800,175)
Redemptions for contract benefits and terminations	(629,950)	(1,309,654)	(19,811,520)	(22,214,334)	(9,466,891)	(10,155,055)
Contract maintenance charges	(58,122)	(61,097)	(350,640)	(375,162)	(83,432)	(83,649)

Net increase (decrease) in net assets resulting from contractowners transactions	995,150	(676,841)	(5,779,258)	(7,656,577)	4,072,098	187,922

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(27)	(25)	(8)	5	—	—

Net Increase (Decrease) in Net Assets	1,698,199	(918,589)	18,509,826	(17,949,357)	9,698,585	(944,832)
Net Assets — Beginning of Year or Period	8,883,053	9,801,642	202,613,565	220,562,922	113,194,292	114,139,124

Net Assets — End of Year or Period	$10,581,252	$8,883,053	$221,123,391	$202,613,565	$122,892,877	$113,194,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)(c)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,532	$21,465	$6,729,477	$3,243,990	$(1,175,778)	$(29,087)
Net realized gain (loss)	(232,274)	652,753	114,177,994	119,125,969	2,052,181	(722,527)
Net change in unrealized appreciation (depreciation) of investments	2,596,859	(3,338,002)	343,519,815	(226,237,774)	114,752,425	(50,425,726)

Net increase (decrease) in net assets resulting from operations	2,435,117	(2,663,784)	464,427,286	(103,867,815)	115,628,828	(51,177,340)

From Contractowners Transactions:
Payments received from contractowners	2,797,414	2,969,564	181,718,842	152,332,600	44,206,762	10,389,079
Transfers between Variable Investment Options including guaranteed interest account, net	(160,255)	1,330,892	(8,948,998)	8,593,767	(18,884,330)	440,614,693
Redemptions for contract benefits and terminations	(950,355)	(990,059)	(118,047,271)	(114,043,892)	(31,117,158)	(6,029,920)
Contract maintenance charges	(12,857)	(9,625)	(1,122,673)	(989,367)	(261,276)	(60,798)
Adjustments to net assets allocated to contracts in payout period	—	—	(585,413)	622,694	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,673,947	3,300,772	53,014,487	46,515,802	(6,056,002)	444,913,054

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(9)	904	603,014	(919,927)	(7)	5

Net Increase (Decrease) in Net Assets	4,109,055	637,892	518,044,787	(58,271,940)	109,572,819	393,735,719
Net Assets — Beginning of Year or Period	13,777,782	13,139,890	1,579,158,004	1,637,429,944	393,735,719	—

Net Assets — End of Year or Period	$17,886,837	$13,777,782	$2,097,202,791	$1,579,158,004	$503,308,538	$393,735,719

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(c)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*(a)		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,195,341	$1,428,362	$30,593	$1,123	$(66,321)	$(134,877)
Net realized gain (loss)	2,761,939	6,030,416	68,079	(181)	1,399,970	3,717,171
Net change in unrealized appreciation (depreciation) of investments	8,213,074	(12,301,281)	1,172,563	(65,283)	2,720,553	(6,359,128)

Net increase (decrease) in net assets resulting from operations	12,170,354	(4,842,503)	1,271,235	(64,341)	4,054,202	(2,776,834)

From Contractowners Transactions:
Payments received from contractowners	4,968,938	6,292,298	3,070,840	221,674	1,185,629	1,261,871
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,681)	(3,491,841)	5,437,874	1,184,759	(616,097)	(656,442)
Redemptions for contract benefits and terminations	(7,526,550)	(9,482,913)	(158,483)	(1,455)	(1,485,179)	(1,489,948)
Contract maintenance charges	(62,305)	(66,487)	(175)	—	(10,063)	(10,454)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,572,598)	(6,748,943)	8,350,056	1,404,978	(925,710)	(894,973)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	430	49	1,038	246

Net Increase (Decrease) in Net Assets	7,597,756	(11,591,446)	9,621,721	1,340,686	3,129,530	(3,671,561)
Net Assets — Beginning of Year or Period	82,609,512	94,200,958	1,340,686	—	17,249,288	20,920,849

Net Assets — End of Year or Period	$90,207,268	$82,609,512	$10,962,407	$1,340,686	$20,378,818	$17,249,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$576,439	$706,752	$(211,588)	$36,510	$201,472	$(1,006,250)
Net realized gain (loss)	2,663,366	18,447,420	(21,654)	(888,604)	25,545,713	45,457,453
Net change in unrealized appreciation (depreciation) of investments	10,031,376	(26,381,898)	2,590,860	(697,937)	50,897,621	(95,627,850)

Net increase (decrease) in net assets resulting from operations	13,271,181	(7,227,726)	2,357,618	(1,550,031)	76,644,806	(51,176,647)

From Contractowners Transactions:
Payments received from contractowners	5,062,923	5,763,747	3,386,120	4,201,689	18,444,651	20,032,246
Transfers between Variable Investment Options including guaranteed interest account, net	(2,570,624)	(3,054,268)	(1,752,296)	(727,723)	(12,563,733)	(12,767,709)
Redemptions for contract benefits and terminations	(6,526,798)	(5,648,447)	(5,045,801)	(6,146,189)	(27,827,871)	(29,654,825)
Contract maintenance charges	(60,201)	(65,560)	(29,007)	(30,474)	(179,899)	(197,004)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,094,700)	(3,004,528)	(3,440,984)	(2,702,697)	(22,126,852)	(22,587,292)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	9,453	—

Net Increase (Decrease) in Net Assets	9,176,481	(10,232,254)	(1,083,366)	(4,252,728)	54,527,407	(73,763,939)
Net Assets — Beginning of Year or Period	66,163,135	76,395,389	49,647,281	53,900,009	332,481,616	406,245,555

Net Assets — End of Year or Period	$75,339,616	$66,163,135	$48,563,915	$49,647,281	$387,009,023	$332,481,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(a)(d)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(213,826)	$(15,223)	$5,394	$(38)	$147,812	$(2,839)
Net realized gain (loss)	1,525,536	(56,646)	68,441	79,665	141,360	(115,307)
Net change in unrealized appreciation (depreciation) of investments	13,384,598	(5,216,599)	157,700	(176,494)	1,129,981	(147,332)

Net increase (decrease) in net assets resulting from operations	14,696,308	(5,288,468)	231,535	(96,867)	1,419,153	(265,478)

From Contractowners Transactions:
Payments received from contractowners	5,343,007	1,132,922	7,000	6,726	2,188,390	2,526,022
Transfers between Variable Investment Options including guaranteed interest account, net	(1,913,393)	55,201,043	—	—	609,307	(439,506)
Redemptions for contract benefits and terminations	(3,997,766)	(631,993)	(114,272)	(143,921)	(4,582,255)	(5,316,806)
Contract maintenance charges	(29,510)	(6,719)	—	(13)	(33,026)	(37,503)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	8,929	31,755

Net increase (decrease) in net assets resulting from contractowners transactions	(597,662)	55,695,253	(107,272)	(137,208)	(1,808,655)	(3,236,038)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	1,791	—	(8)	(11,396)	11,964

Net Increase (Decrease) in Net Assets	14,098,646	50,408,576	124,263	(234,083)	(400,898)	(3,489,552)
Net Assets — Beginning of Year or Period	50,408,576	—	1,294,297	1,528,380	50,279,666	53,769,218

Net Assets — End of Year or Period	$64,507,222	$50,408,576	$1,418,560	$1,294,297	$49,878,768	$50,279,666

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(d)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,155,994	$718,932	$5,473,287	$4,008,521	$157,609	$80,635
Net realized gain (loss)	4,850,519	3,938,397	497,134	3,027,510	137,364	100,301
Net change in unrealized appreciation (depreciation) of investments	23,885,874	(32,353,036)	59,345,106	(69,984,100)	2,023,373	(2,245,687)

Net increase (decrease) in net assets resulting from operations	29,892,387	(27,695,707)	65,315,527	(62,948,069)	2,318,346	(2,064,751)

From Contractowners Transactions:
Payments received from contractowners	10,425,136	10,940,217	22,671,626	18,531,809	1,796,859	1,743,123
Transfers between Variable Investment Options including guaranteed interest account, net	(3,957,323)	(3,673,355)	(1,168,198)	(5,518,424)	(128,053)	190,789
Redemptions for contract benefits and terminations	(12,013,995)	(13,137,648)	(27,811,377)	(31,561,686)	(985,855)	(826,577)
Contract maintenance charges	(78,915)	(87,652)	(171,035)	(187,030)	(9,373)	(8,510)
Adjustments to net assets allocated to contracts in payout period	—	—	(123,289)	348,127	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(5,625,097)	(5,958,438)	(6,602,273)	(18,387,204)	673,578	1,098,825

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	123,289	(216,493)	—	—

Net Increase (Decrease) in Net Assets	24,267,290	(33,654,145)	58,836,543	(81,551,766)	2,991,924	(965,926)
Net Assets — Beginning of Year or Period	145,289,914	178,944,059	320,156,062	401,707,828	11,295,290	12,261,216

Net Assets — End of Year or Period	$169,557,204	$145,289,914	$378,992,605	$320,156,062	$14,287,214	$11,295,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(a)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,719,664	$768,344	$966,395	$317,436	$3,278,272	$270,041
Net realized gain (loss)	7,301,693	3,214,629	10,017,546	10,734,352	5,961,269	37,100
Net change in unrealized appreciation (depreciation) of investments	22,592,724	(36,821,113)	13,675,847	(27,806,770)	8,665,551	(1,588,691)

Net increase (decrease) in net assets resulting from operations	31,614,081	(32,838,140)	24,659,788	(16,754,982)	17,905,092	(1,281,550)

From Contractowners Transactions:
Payments received from contractowners	9,169,550	10,061,785	7,761,424	8,162,693	10,160,563	2,185,863
Transfers between Variable Investment Options including guaranteed interest account, net	(4,703,443)	(5,249,871)	(3,372,829)	(1,459,585)	(4,454,158)	85,912,933
Redemptions for contract benefits and terminations	(11,846,697)	(13,911,637)	(9,947,064)	(10,902,078)	(6,773,644)	(1,367,880)
Contract maintenance charges	(80,046)	(91,852)	(50,835)	(53,737)	(52,356)	(11,965)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,460,636)	(9,191,575)	(5,609,304)	(4,252,707)	(1,119,595)	86,718,951

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	2,859

Net Increase (Decrease) in Net Assets	24,153,445	(42,029,715)	19,050,484	(21,007,689)	16,785,497	85,440,260
Net Assets — Beginning of Year or Period	152,725,050	194,754,765	107,363,981	128,371,670	85,440,260	—

Net Assets — End of Year or Period	$176,878,495	$152,725,050	$126,414,465	$107,363,981	$102,225,757	$85,440,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(e)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(a)(f)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$450,019	$(25,999)	$(4,484,309)	$(4,065,915)	$85,072	$(245,797)
Net realized gain (loss)	2,839,499	(52,073)	25,400,484	17,865,388	4,254,706	20,828,375
Net change in unrealized appreciation (depreciation) of investments	16,848,357	(4,051,141)	82,840,856	(22,973,750)	35,343,320	(48,790,083)

Net increase (decrease) in net assets resulting from operations	20,137,875	(4,129,213)	103,757,031	(9,174,277)	39,683,098	(28,207,505)

From Contractowners Transactions:
Payments received from contractowners	11,138,695	2,457,784	32,891,120	29,701,726	25,162,650	23,594,517
Transfers between Variable Investment Options including guaranteed interest account, net	(3,472,732)	77,200,914	(5,033,660)	(5,740,378)	3,540,683	19,777,540
Redemptions for contract benefits and terminations	(5,574,454)	(982,235)	(23,437,132)	(21,956,588)	(12,084,772)	(11,724,449)
Contract maintenance charges	(57,179)	(12,578)	(187,866)	(177,417)	(111,757)	(81,098)

Net increase (decrease) in net assets resulting from contractowners transactions	2,034,330	78,663,885	4,232,462	1,827,343	16,506,804	31,566,510

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	3,688	4,630	17,502	—	—

Net Increase (Decrease) in Net Assets	22,172,205	74,538,360	107,994,123	(7,329,432)	56,189,902	3,359,005
Net Assets — Beginning of Year or Period	74,538,360	—	297,019,489	304,348,921	146,683,011	143,324,006

Net Assets — End of Year or Period	$96,710,565	$74,538,360	$405,013,612	$297,019,489	$202,872,913	$146,683,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(f)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,471	$(84,153)	$(2,060,821)	$(1,897,769)	$(6,767,168)	$(6,336,120)
Net realized gain (loss)	4,627,221	5,045,042	34,388,741	32,307,674	115,124,313	117,814,118
Net change in unrealized appreciation (depreciation) of investments	3,600,438	(7,407,438)	63,006,937	(40,899,073)	100,084,475	(138,387,476)

Net increase (decrease) in net assets resulting from operations	8,230,130	(2,446,549)	95,334,857	(10,489,168)	208,441,620	(26,909,478)

From Contractowners Transactions:
Payments received from contractowners	1,424,764	1,482,087	30,859,137	28,084,656	24,509,137	26,075,022
Transfers between Variable Investment Options including guaranteed interest account, net	(840,132)	61,233	(3,285,560)	(1,331,945)	(24,422,568)	(26,559,122)
Redemptions for contract benefits and terminations	(2,951,931)	(2,887,363)	(22,779,998)	(22,160,025)	(52,731,813)	(53,207,041)
Contract maintenance charges	(16,826)	(16,668)	(260,793)	(223,107)	(351,608)	(367,590)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,384,125)	(1,360,711)	4,532,786	4,369,579	(52,996,852)	(54,058,731)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	23,593	25,509	13

Net Increase (Decrease) in Net Assets	5,846,005	(3,807,260)	99,867,643	(6,095,996)	155,470,277	(80,968,196)
Net Assets — Beginning of Year or Period	29,922,095	33,729,355	281,342,733	287,438,729	670,915,625	751,883,821

Net Assets — End of Year or Period	$35,768,100	$29,922,095	$381,210,376	$281,342,733	$826,385,902	$670,915,625

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(a)(g)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,125,520	$790,181	$4,989,579	$9,604,119	$3,553,403	$(159,546)
Net realized gain (loss)	7,094,291	6,306,909	94,226,443	99,652,554	4,591,255	32,865
Net change in unrealized appreciation (depreciation) of investments	13,063,250	(16,515,277)	69,578,033	(200,567,880)	28,899,305	(2,644,086)

Net increase (decrease) in net assets resulting from operations	21,283,061	(9,418,187)	168,794,055	(91,311,207)	37,043,963	(2,770,767)

From Contractowners Transactions:
Payments received from contractowners	12,342,008	11,810,093	25,716,925	27,313,942	30,132,472	6,577,607
Transfers between Variable Investment Options including guaranteed interest account, net .	2,585,552	(899,661)	(19,559,743)	(23,740,687)	(2,749,256)	206,609,472
Redemptions for contract benefits and terminations	(7,543,108)	(6,196,636)	(58,294,521)	(69,251,905)	(15,048,137)	(2,638,966)
Contract maintenance charges	(80,803)	(73,249)	(367,134)	(401,191)	(131,871)	(30,696)
Adjustments to net assets allocated to contracts in payout period	—	—	(262,115)	737,230	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	7,303,649	4,640,547	(52,766,588)	(65,342,611)	12,203,208	210,517,417

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	262,115	(891,995)	—	7

Net Increase (Decrease) in Net Assets	28,586,710	(4,777,640)	116,289,582	(157,545,813)	49,247,171	207,746,657
Net Assets — Beginning of Year or Period	85,584,145	90,361,785	728,957,478	886,503,291	207,746,657	—

Net Assets — End of Year or Period	$114,170,855	$85,584,145	$845,247,060	$728,957,478	$256,993,828	$207,746,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(g)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(a)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,204,758)	$(1,126,880)	$170,290	$(492,662)	$(2,728,368)	$(1,159,296)
Net realized gain (loss)	11,478,309	17,111,611	7,348,146	18,490,545	7,081,029	(223,258)
Net change in unrealized appreciation (depreciation) of investments	14,430,170	(19,594,762)	32,345,646	(35,257,217)	110,344,639	(20,109,335)

Net increase (decrease) in net assets resulting from operations	24,703,721	(3,610,031)	39,864,082	(17,259,334)	114,697,300	(21,491,889)

From Contractowners Transactions:
Payments received from contractowners	6,219,734	6,159,122	24,491,292	21,924,509	77,448,832	17,105,603
Transfers between Variable Investment Options including guaranteed interest account, net	(1,796,609)	(1,706,440)	1,232,908	3,867,808	(7,377,775)	464,491,046
Redemptions for contract benefits and terminations	(8,151,190)	(7,929,094)	(11,660,211)	(11,215,178)	(29,681,763)	(5,719,416)
Contract maintenance charges	(30,200)	(28,758)	(147,313)	(124,049)	(375,596)	(77,490)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,758,265)	(3,505,170)	13,916,676	14,453,090	40,013,698	475,799,743

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	1,648	7.754

Net Increase (Decrease) in Net Assets	20,945,456	(7,115,201)	53,780,758	(2,806,244)	154,712,646	454,315.608
Net Assets — Beginning of Year or Period	84,200,984	91,316,185	149,389,701	152,195,945	454,315,608	—

Net Assets — End of Year or Period	$105,146,440	$84,200,984	$203,170,459	$149,389,701	$609,028,254	$454,315,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(h)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(a)(i)		EQ/MFS TECHNOLOGY*(a)(j)		EQ/MFS UTILITIES SERIES*(a)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,358,176)	$(388,617)	$(2,421,670)	$(410,657)	$2,063,970	$277,064
Net realized gain (loss)	4,135,621	(199,228)	3,760,827	(608,223)	2,169,268	(66,087)
Net change in unrealized appreciation (depreciation) of investments	51,545,773	(14,300,034)	53,069,839	(17,211,489)	20,997,294	(4,285,066)

Net increase (decrease) in net assets resulting from operations	53,323,218	(14,887,879)	54,408,996	(18,230,369)	25,230,532	(4,074,089)

From Contractowners Transactions:
Payments received from contractowners	23,624,080	4,863,523	28,504,562	5,913,581	12,253,973	2,548,330
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,028	161,857,703	(3,186,341)	169,301,791	(3,802,372)	113,099,756
Redemptions for contract benefits and terminations	(11,909,928)	(2,323,939)	(11,598,084)	(1,862,825)	(9,777,258)	(1,754,911)
Contract maintenance charges	(106,666)	(20,800)	(125,822)	(23,021)	(69,787)	(15,257)

Net increase (decrease) in net assets resulting from contractowners transactions	13,702,514	164,376,487	13,594,315	173,329,526	(1,395,444)	113,877,918

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	1,143	—	6	341	1,383

Net Increase (Decrease) in Net Assets	67,025,725	149,489,751	68,003,311	155,099,163	23,835,429	109,805,212
Net Assets — Beginning of Year or Period	149,489,751	—	155,099,163	—	109,805,212	—

Net Assets — End of Year or Period	$216,515,476	$149,489,751	$223,102,474	$155,099,163	$133,640,641	$109,805,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(i)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(j)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(k)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(721,377)	$(1,186,416)	$317,804	$(554,857)	$10,865,221	$10,041,841
Net realized gain (loss)	54,273,087	89,024,847	50,916,075	74,725,123	68,363,922	64,867,353
Net change in unrealized appreciation (depreciation) of investments	90,557,964	(175,210,975)	50,153,955	(144,651,271)	134,701,412	(165,312,266)

Net increase (decrease) in net assets resulting from operations	144,109,674	(87,372,544)	101,387,834	(70,481,005)	213,930,555	(90,403,072)

From Contractowners Transactions:
Payments received from contractowners	69,119,509	64,026,707	17,733,029	19,011,601	102,685,950	110,148,996
Transfers between Variable Investment Options including guaranteed interest account, net	(4,427,146)	(5,157,708)	(13,046,428)	(16,838,888)	(43,552,097)	(48,379,435)
Redemptions for contract benefits and terminations	(43,073,348)	(45,350,056)	(31,751,283)	(39,384,341)	(133,886,747)	(145,462,412)
Contract maintenance charges	(406,987)	(376,101)	(215,958)	(236,788)	(1,797,562)	(1,912,457)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(126,997)	897,108

Net increase (decrease) in net assets resulting from contractowners transactions	21,212,028	13,142,842	(27,280,640)	(37,448,416)	(76,677,453)	(84,708,200)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	529	5,736	—	5	(223,857)	(573,249)

Net Increase (Decrease) in Net Assets	165,322,231	(74,223,966)	74,107,194	(107,929,416)	137,029,245	(175,684,521)
Net Assets — Beginning of Year or Period	597,179,820	671,403,786	415,507,436	523,436,852	1,509,802,553	1,685,487,074

Net Assets — End of Year or Period	$762,502,051	$597,179,820	$489,614,630	$415,507,436	$1,646,831,798	$1,509,802,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$374,983	$76,350	$4,099,706	$4,038,198	$329,443	$128,764
Net realized gain (loss)	3,320,092	2,857,160	79,886,088	73,696,052	3,295	1,170
Net change in unrealized appreciation (depreciation) of investments	8,793,005	(7,768,255)	114,780,996	(171,524,919)	(2,332)	2,056

Net increase (decrease) in net assets resulting from operations	12,488,080	(4,834,745)	198,766,790	(93,790,669)	330,406	131,990

From Contractowners Transactions:
Payments received from contractowners	15,225,016	16,249,680	90,473,043	96,998,296	90,825,975	64,029,379
Transfers between Variable Investment Options including guaranteed interest account, net	(1,357,846)	(915,173)	(35,956,257)	(39,708,452)	(79,873,850)	(46,034,985)
Redemptions for contract benefits and terminations	(5,498,740)	(4,067,251)	(80,529,254)	(88,442,368)	(15,922,325)	(13,583,035)
Contract maintenance charges	(160,842)	(155,509)	(1,422,939)	(1,507,600)	(82,801)	(87,663)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	15,499	19,295

Net increase (decrease) in net assets resulting from contractowners transactions	8,207,588	11,111,747	(27,435,407)	(32,660,124)	(5,037,502)	4,342,991

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	(32)	19	53,834	(246,353)

Net Increase (Decrease) in Net Assets	20,695,668	6,277,002	171,331,351	(126,450,774)	(4,653,262)	4,228,628
Net Assets — Beginning of Year or Period	72,443,970	66,166,968	1,084,634,899	1,211,085,673	73,959,791	69,731,163

Net Assets — End of Year or Period	$93,139,638	$72,443,970	$1,255,966,250	$1,084,634,899	$69,306,529	$73,959,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/OPPENHEIMER GLOBAL*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,801,460)	$(1,638,486)	$1,097,332	$516,193	$757,104	$551,291
Net realized gain (loss)	7,513,292	13,815,511	100,501	91,701	(10,302)	46,442
Net change in unrealized appreciation (depreciation) of investments	45,566,835	(40,603,490)	1,483,616	(1,536,910)	237,781	(817,647)

Net increase (decrease) in net assets resulting from operations	51,278,667	(28,426,465)	2,681,449	(929,016)	984,583	(219,914)

From Contractowners Transactions:
Payments received from contractowners	28,062,692	25,459,235	7,367,131	6,704,911	5,777,174	6,145,379
Transfers between Variable Investment Options including guaranteed interest account, net .	1,620,663	5,952,625	875,754	642,022	(1,190,844)	486,601
Redemptions for contract benefits and terminations	(13,595,481)	(12,883,440)	(2,916,410)	(3,051,505)	(8,000,942)	(9,144,338)
Contract maintenance charges	(152,901)	(128,093)	(28,681)	(25,218)	(46,184)	(50,104)

Net increase (decrease) in net assets resulting from contractowners transactions	15,934,973	18,400,327	5,297,794	4,270,210	(3,460,796)	(2,562,462)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,778	1,138	723	43	—	5

Net Increase (Decrease) in Net Assets	67,215,418	(10,025,000)	7,979,966	3,341,237	(2,476,213)	(2,782,371)
Net Assets — Beginning of Year or Period	167,841,357	177,866,357	38,574,913	35,233,676	78,110,811	80,893,182

Net Assets — End of Year or Period	$235,056,775	$167,841,357	$46,554,879	$38,574,913	$75,634,598	$78,110,811

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,806	$303,636	$(379,230)	$(983,139)	$(9,644,427)	$(8,498,394)
Net realized gain (loss)	(258,664)	(849,865)	19,126,553	34,004,815	54,655,601	98,494,576
Net change in unrealized appreciation (depreciation) of investments	3,177,336	(422,620)	46,959,693	(71,723,231)	148,161,108	(112,379,659)

Net increase (decrease) in net assets resulting from operations	3,124,478	(968,849)	65,707,016	(38,701,555)	193,172,282	(22,383,477)

From Contractowners Transactions:
Payments received from contractowners	3,978,082	4,382,021	30,419,921	25,354,001	89,636,841	81,068,774
Transfers between Variable Investment Options including guaranteed interest account, net	(1,238,512)	(1,929,904)	(546,874)	(3,239,886)	866,439	16,538,234
Redemptions for contract benefits and terminations	(6,703,224)	(6,979,178)	(20,406,603)	(22,001,351)	(46,458,311)	(42,838,275)
Contract maintenance charges	(46,460)	(49,517)	(163,716)	(157,868)	(454,476)	(387,652)
Adjustments to net assets allocated to contracts in payout period	15,859	40,370	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,994,255)	(4,536,208)	9,302,728	(45,104)	43,590,493	54,381,081

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(15,859)	(110,370)	—	—	4,937	1,519

Net Increase (Decrease) in Net Assets	(885,636)	(5,615,427)	75,009,744	(38,746,659)	236,767,712	31,999,123
Net Assets — Beginning of Year or Period	74,332,580	79,948,007	274,021,927	312,768,586	638,685,846	606,686,723

Net Assets — End of Year or Period	$73,446,944	$74,332,580	$349,031,671	$274,021,927	$875,453,558	$638,685,846

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(a)(l)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$282,480	$757,429	$(307,277)	$(390,296)	$(114,180)	$(66,788)
Net realized gain (loss)	3,945,904	7,146,337	1,420,480	4,827,892	(5,114,111)	(575,760)
Net change in unrealized appreciation (depreciation) of investments	3,968,009	(14,446,897)	10,468,487	(10,136,559)	5,007,076	(17,327,646)

Net increase (decrease) in net assets resulting from operations	8,196,393	(6,543,131)	11,581,690	(5,698,963)	(221,215)	(17,970,194)

From Contractowners Transactions:
Payments received from contractowners	3,591,919	3,824,320	1,933,815	2,620,554	6,411,595	1,475,978
Transfers between Variable Investment Options including guaranteed interest account, net	(921,304)	(1,913,282)	(428,840)	(2,626,528)	1,451,019	54,799,740
Redemptions for contract benefits and terminations	(3,705,685)	(3,940,188)	(3,072,010)	(2,891,951)	(3,769,275)	(643,261)
Contract maintenance charges	(42,015)	(44,789)	(16,539)	(16,207)	(23,977)	(6,298)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,077,085)	(2,073,939)	(1,583,574)	(2,914,132)	4,069,362	55,626,159

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	3,489

Net Increase (Decrease) in Net Assets	7,119,308	(8,617,070)	9,998,116	(8,613,095)	3,848,147	37,659,454
Net Assets — Beginning of Year or Period	42,582,449	51,199,519	33,725,164	42,338,259	37,659,454	—

Net Assets — End of Year or Period	$49,701,757	$42,582,449	$43,723,280	$33,725,164	$41,507,601	$37,659,454

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(l)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		INVESCO OPPENHEIMER V.I. MAIN STREET FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,681	$129,840	$(303,017)	$(454,798)	$(23,304)	$(13,352)
Net realized gain (loss)	823,711	450,631	5,445,076	4,696,747	1,265,050	529,895
Net change in unrealized appreciation (depreciation) of investments	2,378,192	(1,857,002)	6,493,386	(13,889,386)	774,618	(1,140,842)

Net increase (decrease) in net assets resulting from operations	3,319,584	(1,276,531)	11,635,445	(9,647,437)	2,016,364	(624,299)

From Contractowners Transactions:
Payments received from contractowners	2,736,715	1,959,717	11,274,790	11,212,641	1,476,278	1,367,054
Transfers between Variable Investment Options including guaranteed interest account, net	45,845	(287,581)	(1,912,160)	(1,101,976)	40,228	(206,049)
Redemptions for contract benefits and terminations	(938,912)	(716,603)	(3,353,047)	(2,726,788)	(410,177)	(427,443)
Contract maintenance charges	(13,689)	(13,645)	(68,247)	(63,055)	(8,081)	(7,414)

Net increase (decrease) in net assets resulting from contractowners transactions	1,829,959	941,888	5,941,336	7,320,822	1,098,248	726,148

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	271	636	—	—

Net Increase (Decrease) in Net Assets	5,149,543	(334,643)	17,577,052	(2,325,979)	3,114,612	101,849
Net Assets — Beginning of Year or Period	12,308,502	12,643,145	51,721,954	54,047,933	6,321,259	6,219,410

Net Assets — End of Year or Period	$17,458,045	$12,308,502	$69,299,006	$51,721,954	$9,435,871	$6,321,259

The accompanying notes are an integral part of these financial statements.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$964,665	$562,296	$2,128,259	$1,558,471	$(228,805)	$(249,312)
Net realized gain (loss)	3,568,366	2,644,165	(61,481)	(460,676)	2,008,803	2,853,781
Net change in unrealized appreciation (depreciation) of investments	7,176,257	(7,702,035)	2,840,970	(3,103,631)	2,923,571	(5,481,418)

Net increase (decrease) in net assets resulting from operations	11,709,288	(4,495,574)	4,907,748	(2,005,836)	4,703,569	(2,876,949)

From Contractowners Transactions:
Payments received from contractowners	11,142,950	12,691,789	7,128,029	6,711,916	2,411,087	2,731,729
Transfers between Variable Investment Options including guaranteed interest account, net	(3,407,932)	(3,270,119)	1,491,953	(2,140,484)	(445,812)	(214,846)
Redemptions for contract benefits and terminations	(2,668,953)	(2,452,982)	(3,683,192)	(3,408,973)	(1,503,715)	(1,998,438)
Contract maintenance charges	(68,159)	(58,509)	(32,553)	(29,445)	(12,651)	(12,541)

Net increase (decrease) in net assets resulting from contractowners transactions	4,997,906	6,910,179	4,904,237	1,133,014	448,909	505,904

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(252)	5,920	—	—	—	—

Net Increase (Decrease) in Net Assets	16,706,942	2,420,525	9,811,985	(872,822)	5,152,478	(2,371,045)
Net Assets — Beginning of Year or Period	48,180,950	45,760,425	40,326,722	41,199,544	19,813,247	22,184,292

Net Assets — End of Year or Period	$64,887,892	$48,180,950	$50,138,707	$40,326,722	$24,965,725	$19,813,247

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(126,152)	$(133,285)	$13,664,545	$12,181,964	$(473,598)	$(273,357)
Net realized gain (loss)	1,070,920	484,191	(3,967,658)	(4,716,660)	2,284,319	10,694,137
Net change in unrealized appreciation (depreciation) of investments	1,247,804	(2,044,733)	13,969,383	(15,678,262)	5,176,333	(12,791,904)

Net increase (decrease) in net assets resulting from operations	2,192,572	(1,693,827)	23,666,270	(8,212,958)	6,987,054	(2,371,124)

From Contractowners Transactions:
Payments received from contractowners	1,125,859	1,100,704	36,258,518	37,318,234	6,115,019	4,918,104
Transfers between Variable Investment Options including guaranteed interest account, net	(415,075)	(244,127)	(1,228,595)	(2,291,911)	341,719	4,244,810
Redemptions for contract benefits and terminations	(775,313)	(965,443)	(21,808,331)	(20,590,798)	(2,150,856)	(1,851,002)
Contract maintenance charges	(5,683)	(5,656)	(174,109)	(156,991)	(25,378)	(20,645)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,212)	(114,522)	13,047,483	14,278,534	4,280,504	7,291,267

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	306	717	—	—

Net Increase (Decrease) in Net Assets	2,122,360	(1,808,349)	36,714,059	6,066,293	11,267,558	4,920,143
Net Assets — Beginning of Year or Period	8,835,213	10,643,562	237,178,634	231,112,341	30,765,847	25,845,704

Net Assets — End of Year or Period	$10,957,573	$8,835,213	$273,892,693	$237,178,634	$42,033,405	$30,765,847

The accompanying notes are an integral part of these financial statements.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(149,765)	$(147,090)	$(218,300)	$(167,314)	$(995,126)	$(5,242,105)
Net realized gain (loss)	1,678,335	1,045,467	2,778,740	1,400,185	99,212,781	120,272,450
Net change in unrealized appreciation (depreciation) of investments	3,547,329	(2,141,705)	5,237,815	(1,370,533)	84,824,839	(116,807,236)

Net increase (decrease) in net assets resulting from operations	5,075,899	(1,243,328)	7,798,255	(137,662)	183,042,494	(1,776,891)

From Contractowners Transactions:
Payments received from contractowners	2,424,868	2,405,101	3,490,858	2,459,589	11,676,406	11,168,515
Transfers between Variable Investment Options including guaranteed interest account, net	687,015	(392,364)	6,216,007	(77,563)	(16,521,628)	(11,156,559)
Redemptions for contract benefits and terminations	(1,759,819)	(1,686,148)	(1,302,711)	(1,327,765)	(56,470,981)	(63,181,462)
Contract maintenance charges	(10,097)	(8,890)	(15,239)	(12,183)	(342,842)	(363,839)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(153,856)	121,693

Net increase (decrease) in net assets resulting from contractowners transactions	1,341,967	317,699	8,388,915	1,042,078	(61,812,901)	(63,411,652)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	1,780	—	(89,084)	309,088

Net Increase (Decrease) in Net Assets	6,417,866	(925,629)	16,188,950	904,416	121,140,509	(64,879,455)
Net Assets — Beginning of Year or Period	16,778,382	17,704,011	18,287,990	17,383,574	590,118,307	654,997,762

Net Assets — End of Year or Period	$23,196,248	$16,778,382	$34,476,940	$18,287,990	$711,258,816	$590,118,307

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER CORE BOND*		MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$975,999	$1,575,509	$(1,093,507)	$(1,109,982)	$51,689	$(288,817)
Net realized gain (loss)	680,171	(1,316,775)	7,431,189	11,743,746	6,436,929	7,981,393
Net change in unrealized appreciation (depreciation) of investments	4,514,160	(2,143,913)	15,691,004	(15,777,013)	3,615,586	(14,864,089)

Net increase (decrease) in net assets resulting from operations	6,170,330	(1,885,179)	22,028,686	(5,143,249)	10,104,204	(7,171,513)

From Contractowners Transactions:
Payments received from contractowners	11,192,204	8,214,181	2,839,041	3,086,063	1,697,441	1,882,294
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,053	(3,026,783)	(2,077,656)	(1,181,466)	(1,278,888)	(1,249,369)
Redemptions for contract benefits and terminations	(10,782,018)	(12,893,655)	(6,757,420)	(6,857,472)	(4,295,249)	(5,279,005)
Contract maintenance charges	(64,859)	(67,744)	(34,023)	(36,524)	(23,276)	(25,302)

Net increase (decrease) in net assets resulting from contractowners transactions	2,440,380	(7,774,001)	(6,030,058)	(4,989,399)	(3,899,972)	(4,671,382)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	151	—	(5)	—	—	(5)

Net Increase (Decrease) in Net Assets	8,610,861	(9,659,180)	15,998,623	(10,132,648)	6,204,232	(11,842,900)
Net Assets — Beginning of Year or Period	103,466,053	113,125,233	71,877,156	82,009,804	44,508,437	56,351,337

Net Assets — End of Year or Period	$112,076,914	$103,466,053	$87,875,779	$71,877,156	$50,712,669	$44,508,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		TARGET 2015 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,598,066)	$(2,438,553)	$268,178	$65,470	$111,132	$66,717
Net realized gain (loss)	35,151,372	37,144,198	(467,762)	(828,778)	569,954	1,159,553
Net change in unrealized appreciation (depreciation) of investments	35,290,452	(32,677,736)	985,217	(574,450)	1,564,926	(2,208,330)

Net increase (decrease) in net assets resulting from operations	67,843,758	2,027,909	785,633	(1,337,758)	2,246,012	(982,060)

From Contractowners Transactions:
Payments received from contractowners	11,871,009	9,541,814	1,305,319	1,478,562	2,001,086	2,346,437
Transfers between Variable Investment Options including guaranteed interest account, net	(4,086,017)	2,720,108	(22,824)	(153,023)	1,033,489	(2,035,082)
Redemptions for contract benefits and terminations	(17,316,580)	(15,088,740)	(631,692)	(620,212)	(2,576,050)	(4,295,718)
Contract maintenance charges	(104,926)	(97,216)	(6,447)	(6,721)	(10,022)	(11,102)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,636,514)	(2,924,034)	644,356	698,606	448,503	(3,995,465)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	88	(6)	—	—	(930)	15,733

Net Increase (Decrease) in Net Assets	58,207,332	(896,131)	1,429,989	(639,152)	2,693,585	(4,961,792)
Net Assets — Beginning of Year or Period	191,180,188	192,076,319	7,585,620	8,224,772	16,253,529	21,215,321

Net Assets — End of Year or Period	$249,387,520	$191,180,188	$9,015,609	$7,585,620	$18,947,114	$16,253,529

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$469,353	$342,120	$489,575	$313,762	$380,454	$234,617
Net realized gain (loss)	4,149,170	3,477,179	4,105,810	3,064,681	3,812,260	2,286,472
Net change in unrealized appreciation (depreciation) of investments	8,875,702	(9,540,120)	13,684,173	(10,812,385)	12,647,803	(9,522,936)

Net increase (decrease) in net assets resulting from operations	13,494,225	(5,720,821)	18,279,558	(7,433,942)	16,840,517	(7,001,847)

From Contractowners Transactions:
Payments received from contractowners	10,356,199	10,183,684	14,384,885	13,385,574	14,188,950	11,533,967
Transfers between Variable Investment Options including guaranteed interest account, net	1,236,268	(1,940,975)	2,466,967	118,427	(397,892)	(816,190)
Redemptions for contract benefits and terminations	(7,039,491)	(7,092,092)	(4,310,180)	(3,857,130)	(3,831,801)	(3,053,954)
Contract maintenance charges	(47,222)	(47,455)	(82,830)	(80,018)	(112,422)	(105,728)

Net increase (decrease) in net assets resulting from contractowners transactions	4,505,754	1,103,162	12,458,842	9,566,853	9,846,835	7,558,095

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(6,639)	—	5	—	—

Net Increase (Decrease) in Net Assets	17,999,979	(4,624,298)	30,738,400	2,132,916	26,687,352	556,248
Net Assets — Beginning of Year or Period	73,276,680	77,900,978	83,140,788	81,007,872	70,069,652	69,513,404

Net Assets — End of Year or Period	$91,276,659	$73,276,680	$113,879,188	$83,140,788	$96,757,004	$70,069,652

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$132,757	$84,944	$4,175,195	$(796,140)	$(241,703)	$(287,738)
Net realized gain (loss)	332,005	261,076	(546,329)	(1,205,061)	(1,018,070)	(3,572)
Net change in unrealized appreciation (depreciation) of investments	3,784,172	(1,805,624)	(3,086,261)	2,506,650	3,143,451	(6,941,302)

Net increase (decrease) in net assets resulting from operations	4,248,934	(1,459,604)	542,605	505,449	1,883,678	(7,232,612)

From Contractowners Transactions:
Payments received from contractowners	8,061,916	5,474,701	11,990,453	12,712,639	2,292,674	2,593,432
Transfers between Variable Investment Options including guaranteed interest account, net	1,872,845	1,875,822	(2,243,862)	(3,307,022)	686,748	(315,186)
Redemptions for contract benefits and terminations	(745,406)	(581,561)	(4,625,794)	(5,359,280)	(1,752,121)	(1,854,969)
Contract maintenance charges	(54,258)	(33,716)	(65,352)	(65,032)	(9,224)	(10,203)

Net increase (decrease) in net assets resulting from contractowners transactions	9,135,097	6,735,246	5,055,445	3,981,305	1,218,077	413,074

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	161	334	120	—	—	1,180

Net Increase (Decrease) in Net Assets	13,384,192	5,275,976	5,598,170	4,486,754	3,101,755	(6,818,358)
Net Assets — Beginning of Year or Period	13,369,452	8,093,476	68,651,844	64,165,090	17,519,935	24,338,293

Net Assets — End of Year or Period	$26,753,644	$13,369,452	$74,250,014	$68,651,844	$20,621,690	$17,519,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	2	—	2	—	—	—

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	23	(13)	10	22	(23)	(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	48	(14)	34	43	(16)	27

1290 VT EQUITY INCOME	IB	46	(73)	(27)	48	(82)	(34)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	11	(18)	(7)	16	(19)	(3)

1290 VT GAMCO SMALL COMPANY VALUE	IB	424	(347)	77	439	(334)	105

1290 VT HIGH YIELD BOND	IB	72	(29)	43	52	(32)	20

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	1	—	1	—	—	—

1290 VT MICRO CAP	IB	1	—	1	2	—	2

1290 VT SMALL CAP VALUE	IB	23	(7)	16	18	(4)	14

1290 VT SMARTBETA EQUITY	IB	19	(3)	16	14	(1)	13

1290 VT SOCIALLY RESPONSIBLE	IB	39	(36)	3	37	(39)	(2)

ALL ASSET GROWTH-ALT 20	IB	61	(64)	(3)	67	(71)	(4)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	170	(86)	84	127	(92)	35

CHARTERSM MODERATE	B	2	—	2	1	(2)	(1)

CHARTERSM MULTI-SECTOR BOND	A	26	(43)	(17)	27	(51)	(24)

CHARTERSM MULTI-SECTOR BOND	B	28	(34)	(6)	31	(34)	(3)

CHARTERSM SMALL CAP GROWTH	B	37	(42)	(5)	36	(41)	(5)

CHARTERSM SMALL CAP VALUE	B	25	(46)	(21)	22	(53)	(31)

EQ/400 MANAGED VOLATILITY	IB	18	(11)	7	21	(16)	5

EQ/500 MANAGED VOLATILITY	IB	34	(25)	9	35	(26)	9

EQ/2000 MANAGED VOLATILITY	IB	11	(10)	1	17	(11)	6

EQ/AB DYNAMIC MODERATE GROWTH	IB	19	(19)	—	22	(30)	(8)

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB SMALL CAP GROWTH	IA	64	(105)	(41)	56	(111)	(55)

EQ/AB SMALL CAP GROWTH	IB	81	(35)	46	57	(46)	11

EQ/AGGRESSIVE ALLOCATION	B	337	(349)	(12)	368	(384)	(16)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	122	(49)	73	424	(11)	413

EQ/BALANCED STRATEGY	IA	—	(1)	(1)	1	(1)	—

EQ/BALANCED STRATEGY	IB	81	(96)	(15)	65	(99)	(34)

EQ/BLACKROCK BASIC VALUE EQUITY	IB	237	(272)	(35)	246	(314)	(68)

EQ/CAPITAL GUARDIAN RESEARCH	IB	47	(88)	(41)	53	(105)	(52)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	37	(108)	(71)	45	(136)	(91)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	14	(22)	(8)	9	(24)	(15)

EQ/COMMON STOCK INDEX	IA	121	(412)	(291)	141	(454)	(313)

EQ/COMMON STOCK INDEX	IB	131	(102)	29	123	(107)	16

EQ/CONSERVATIVE ALLOCATION	B	101	(117)	(16)	98	(147)	(49)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	54	(40)	14	53	(36)	17

EQ/CONSERVATIVE STRATEGY	IB	21	(11)	10	14	(20)	(6)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	148	(187)	(39)	169	(222)	(53)

EQ/CORE BOND INDEX	IB	181	(147)	34	156	(155)	1

EQ/EMERGING MARKETS EQUITY PLUS	IB	67	(47)	20	85	(54)	31

EQ/EQUITY 500 INDEX	IA	185	(256)	(71)	221	(269)	(48)

EQ/EQUITY 500 INDEX	IB	659	(260)	399	574	(241)	333

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	235	(255)	(20)	2,028	(58)	1,970

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	52	(82)	(30)	61	(110)	(49)

EQ/FRANKLIN RISING DIVIDENDS	IB	80	(2)	78	15	—	15

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	12	(18)	(6)	16	(21)	(5)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	50	(78)	(28)	53	(78)	(25)

EQ/GLOBAL BOND PLUS	IB	47	(73)	(26)	66	(89)	(23)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	75	(157)	(82)	84	(169)	(85)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	45	(49)	(4)	343	(9)	334

EQ/GROWTH STRATEGY	IA	1	(1)	—	—	(1)	(1)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	23	(31)	(8)	27	(38)	(11)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	11	(15)	(4)	11	(22)	(11)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	99	(141)	(42)	110	(155)	(45)

EQ/INTERNATIONAL EQUITY INDEX	IA	158	(240)	(82)	161	(271)	(110)

EQ/INTERNATIONAL EQUITY INDEX	IB	104	(52)	52	37	(51)	(14)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	23	(19)	4	24	(14)	10

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	83	(137)	(54)	88	(148)	(60)

EQ/INVESCO COMSTOCK	IB	55	(82)	(27)	69	(91)	(22)

EQ/INVESCO GLOBAL REAL ESTATE	IB	83	(88)	(5)	598	(20)	578

EQ/INVESCO INTERNATIONAL GROWTH	IB	105	(92)	13	635	(18)	617

EQ/JANUS ENTERPRISE	IB	184	(163)	21	185	(169)	16

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	177	(109)	68	235	(104)	131

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	14	(28)	(14)	19	(25)	(6)

EQ/LARGE CAP GROWTH INDEX	IB	243	(221)	22	282	(262)	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	103	(256)	(153)	114	(275)	(161)

EQ/LARGE CAP VALUE INDEX	IB	172	(112)	60	153	(112)	41

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	151	(391)	(240)	172	(484)	(312)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	19	(52)	(33)	20	(54)	(34)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	420	(307)	113	2,182	(55)	2,127

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/LOOMIS SAYLES GROWTH	IB	51	(62)	(11)	63	(75)	(12)

EQ/MFS INTERNATIONAL GROWTH	IB	166	(104)	62	175	(109)	66

EQ/MFS INTERNATIONAL VALUE	IB	485	(287)	198	2,554	(61)	2,493

EQ/MFS MID CAP FOCUSED GROWTH	IB	198	(130)	68	929	(28)	901

EQ/MFS TECHNOLOGY	IB	138	(104)	34	520	(23)	497

EQ/MFS UTILITIES SERIES	IB	93	(101)	(8)	635	(20)	615

EQ/MID CAP INDEX	IB	405	(316)	89	382	(326)	56

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	83	(173)	(90)	89	(217)	(128)

EQ/MODERATE ALLOCATION	A	442	(1,176)	(734)	501	(1,329)	(828)

EQ/MODERATE ALLOCATION	B	352	(364)	(12)	374	(396)	(22)

EQ/MODERATE GROWTH STRATEGY	IB	130	(74)	56	143	(68)	75

EQ/MODERATE-PLUS ALLOCATION	B	508	(649)	(141)	552	(724)	(172)

EQ/MONEY MARKET	IA	33,998	(33,710)	288	25,996	(25,995)	1

EQ/MONEY MARKET	IB	296,334	(298,513)	(2,179)	227,353	(227,066)	287

EQ/OPPENHEIMER GLOBAL	IB	219	(139)	80	230	(135)	95

EQ/PIMCO GLOBAL REAL RETURN	IB	127	(78)	49	120	(78)	42

EQ/PIMCO ULTRA SHORT BOND	IA	—	—	—	—	—	—

EQ/PIMCO ULTRA SHORT BOND	IB	97	(130)	(33)	115	(139)	(24)

EQ/QUALITY BOND PLUS	IA	26	(45)	(19)	30	(49)	(19)

EQ/QUALITY BOND PLUS	IB	32	(36)	(4)	31	(39)	(8)

EQ/SMALL COMPANY INDEX	IB	157	(125)	32	127	(127)	—

EQ/T. ROWE PRICE GROWTH STOCK	IB	457	(306)	151	516	(317)	199

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	36	(43)	(7)	34	(50)	(16)

EQ/UBS GROWTH & INCOME	IB	30	(36)	(6)	37	(47)	(10)

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/WELLINGTON ENERGY	IB	217	(158)	59	566	(26)	540

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	18	(9)	9	13	(8)	5

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	65	(35)	30	65	(30)	35

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	7	(2)	5	7	(4)	3

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	65	(38)	27	82	(42)	40

INVESCO V.I. HIGH YIELD FUND	SERIES II	88	(53)	35	76	(66)	10

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	20	(18)	2	24	(21)	3

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	10	(10)	—	9	(10)	(1)

IVY VIP HIGH INCOME	CLASS II	305	(226)	79	338	(249)	89

IVY VIP SMALL CAP GROWTH	CLASS II	62	(40)	22	78	(38)	40

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	19	(13)	6	18	(16)	2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	40	(13)	27	16	(12)	4

MULTIMANAGER AGGRESSIVE EQUITY	IA	115	(405)	(290)	182	(516)	(334)

MULTIMANAGER AGGRESSIVE EQUITY	IB	21	(32)	(11)	23	(23)	—

MULTIMANAGER CORE BOND	IB	135	(120)	15	95	(149)	(54)

MULTIMANAGER MID CAP GROWTH	IB	25	(48)	(23)	32	(51)	(19)

MULTIMANAGER MID CAP VALUE	IB	12	(28)	(16)	14	(32)	(18)

MULTIMANAGER TECHNOLOGY	IB	95	(123)	(28)	116	(127)	(11)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	32	(21)	11	30	(20)	10

TARGET 2015 ALLOCATION	B	27	(23)	4	24	(56)	(32)

TARGET 2025 ALLOCATION	B	99	(70)	29	96	(90)	6

TARGET 2035 ALLOCATION	B	121	(45)	76	113	(52)	61

TARGET 2045 ALLOCATION	B	97	(42)	55	84	(37)	47

TARGET 2055 ALLOCATION	B	89	(16)	73	67	(11)	56

The accompanying notes are an integral part of these financial statements.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	126	(83)	43	137	(103)	34

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	116	(90)	26	105	(100)	5

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account A (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco Oppenheimer V.I. Main Street Fund(1)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Bond FundSM

AXA Premier VIP Trust*

•	CharterSM Moderate
•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(2)
•	EQ/Conservative Allocation(3)
•	EQ/Conservative-Plus Allocation(4)
•	EQ/Moderate Allocation(5)
•	EQ/Moderate-Plus Allocation(6)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(7)
•	EQ/500 Managed Volatility(8)
•	EQ/2000 Managed Volatility(9)
•	EQ/AB Dynamic Moderate Growth(10)
•	EQ/AB Short Duration Government Bond(11)(36)
•	EQ/AB Small Cap Growth(12)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(13)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(14)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(15)
•	EQ/Conservative Strategy(16)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(17)
•	EQ/Franklin Balanced Managed Volatility(18)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility(19)
•	EQ/Franklin Templeton Allocation Managed Volatility(20)
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility(21)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(22)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(23)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(24)
•	EQ/International Value Managed Volatility(25)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(26)

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(27)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(28)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(29)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth(30)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(31)
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(32)
•	EQ/Moderate Growth Strategy(33)
•	EQ/Money Market
•	EQ/Oppenheimer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Templeton Global Equity Managed Volatility(34)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(35)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1)	Formerly known as Oppenheimer Main Street Fund®/VA.
(2)	Formerly known as AXA Aggressive Allocation.
(3)	Formerly known as AXA Conservative Allocation.
(4)	Formerly known as AXA Conservative-Plus Allocation.
(5)	Formerly known as AXA Moderate Allocation.
(6)	Formerly known as AXA Moderate-Plus Allocation.
(7)	Formerly known as AXA 400 Managed Volatility.
(8)	Formerly known as AXA 500 Managed Volatility.
(9)	Formerly known as AXA 2000 Managed Volatility.
(10)	Formerly known as AXA/AB Dynamic Moderate Growth.
(11)	Formerly known as AXA/AB Short Duration Government Bond.
(12)	Formerly known as AXA/AB Small Cap Growth.
(13)	Formerly known as AXA Balanced Strategy.
(14)	Formerly known as AXA/ClearBridge Large Cap Growth.
(15)	Formerly known as AXA Conservative Growth Strategy.
(16)	Formerly known as AXA Conservative Strategy.
(17)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(18)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(19)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(20)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(21)	Formerly known as AXA Global Equity Managed Volatility.
(22)	Formerly known as AXA Growth Strategy.
(23)	Formerly known as AXA International Core Managed Volatility.
(24)	Formerly known as AXA International Managed Volatility.
(25)	Formerly known as AXA International Value Managed Volatility.
(26)	Formerly known as AXA/Janus Enterprise.
(27)	Formerly known as AXA Large Cap Core Managed Volatility.
(28)	Formerly known as AXA Large Cap Growth Managed Volatility.
(29)	Formerly known as AXA Large Cap Value Managed Volatility.
(30)	Formerly known as AXA/Loomis Sayles Growth.
(31)	Formerly known as EQ/Ivy Mid Cap Growth.
(32)	Formerly known as AXA Mid Cap Value Managed Volatility.
(33)	Formerly known as AXA Moderate Growth Strategy.
(34)	Formerly known as AXA/Templeton Global Equity Managed Volatility.
(35)	Formerly known as EQ/Ivy Energy.
(36)	The Variable Investment Option had no units at December 31, 2019 and 2018, thus the Variable Investment Option is excluded from all other sections of the financial statements.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Vantage Series 900

•	EQUI-VEST® Strategies Series 900 and 901

•	Momentum

•	Momentum Plus

•	Variable Immediate Annuity

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Strategies Series 900 and 901

•	EQUIPLAN

•	Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$202,724	$4,609
1290 VT DoubleLine Dynamic Allocation	3,360,286	1,775,287
1290 VT DoubleLine Opportunistic Bond	5,707,380	1,636,251
1290 VT Equity Income	13,971,017	17,298,847
1290 VT GAMCO Mergers & Acquisitions	2,724,904	3,009,577
1290 VT GAMCO Small Company Value	183,335,575	132,329,311
1290 VT High Yield Bond	9,510,736	3,640,032
1290 VT Low Volatility Global Equity	103,302	45,518
1290 VT Micro Cap	250,084	52,104
1290 VT Small Cap Value	3,214,617	822,856
1290 VT SmartBeta Equity	2,728,210	470,006
1290 VT Socially Responsible	9,008,029	7,396,026
All Asset Growth-Alt 20	15,185,852	12,081,255
American Funds Insurance Series® Bond FundSM	19,431,721	9,746,169
CharterSM Moderate	210,424	66,674
CharterSM Multi-Sector Bond	8,940,862	11,957,893
CharterSM Small Cap Growth	14,943,067	10,272,092
CharterSM Small Cap Value	10,902,651	14,413,027
EQ/400 Managed Volatility	4,463,835	2,608,487
EQ/500 Managed Volatility	9,468,021	6,458,303
EQ/2000 Managed Volatility	2,873,833	2,050,945
EQ/AB Dynamic Moderate Growth	3,273,608	3,111,172
EQ/AB Small Cap Growth	88,549,349	64,759,111
EQ/Aggressive Allocation	144,612,945	85,806,474
EQ/American Century Mid Cap Value	28,818,306	12,407,453
EQ/Balanced Strategy	16,006,364	16,807,166
EQ/BlackRock Basic Value Equity	129,237,843	101,257,453

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Capital Guardian Research	$40,133,227	$28,048,949
EQ/ClearBridge Large Cap Growth	19,578,098	28,689,139
EQ/ClearBridge Select Equity Managed Volatility	2,822,831	4,124,842
EQ/Common Stock Index	268,066,619	350,190,455
EQ/Conservative Allocation	17,700,383	17,110,597
EQ/Conservative Growth Strategy	8,008,184	5,748,732
EQ/Conservative Strategy	2,563,772	1,465,001
EQ/Conservative-Plus Allocation	34,818,897	31,838,749
EQ/Core Bond Index	23,866,194	18,933,638
EQ/Emerging Markets Equity PLUS	6,511,471	4,766,367
EQ/Equity 500 Index	348,735,832	250,208,909
EQ/Fidelity Institutional AM® Large Cap	58,288,492	65,520,461
EQ/Franklin Balanced Managed Volatility	12,077,244	13,743,525
EQ/Franklin Rising Dividends	8,770,578	358,048
EQ/Franklin Small Cap Value Managed Volatility	3,471,047	3,359,157
EQ/Franklin Templeton Allocation Managed Volatility	12,138,255	12,085,448
EQ/Global Bond PLUS	6,226,732	9,568,327
EQ/Global Equity Managed Volatility	37,913,342	49,429,412
EQ/Goldman Sachs Mid Cap Value	9,541,164	9,431,441
EQ/Growth Strategy	52,534	129,572
EQ/Intermediate Government Bond	6,411,131	8,084,677
EQ/International Core Managed Volatility	19,515,680	20,999,012
EQ/International Equity Index	46,260,896	47,266,593
EQ/International Managed Volatility	3,238,948	2,375,294
EQ/International Value Managed Volatility	19,240,674	21,281,786
EQ/Invesco Comstock	18,693,484	18,252,701
EQ/Invesco Global Real Estate	22,573,474	16,223,231
EQ/Invesco International Growth	17,874,581	13,802,804
EQ/Janus Enterprise	75,323,587	51,211,301
EQ/JPMorgan Value Opportunities	47,988,428	28,885,582
EQ/Large Cap Core Managed Volatility	5,656,636	5,815,387
EQ/Large Cap Growth Index	77,493,859	49,515,865
EQ/Large Cap Growth Managed Volatility	101,787,322	98,558,691
EQ/Large Cap Value Index	28,981,100	14,703,136
EQ/Large Cap Value Managed Volatility	96,357,279	95,365,245
EQ/Lazard Emerging Markets Equity	53,234,992	35,043,716
EQ/Loomis Sayles Growth	22,380,811	21,781,107
EQ/MFS International Growth	43,978,104	24,263,653
EQ/MFS International Value	105,265,355	66,598,287
EQ/MFS Mid Cap Focused Growth	41,335,973	29,205,222
EQ/MFS Technology	52,895,167	41,723,419
EQ/MFS Utilities Series	22,859,780	22,014,184
EQ/Mid Cap Index	131,490,752	81,649,076
EQ/Mid Cap Value Managed Volatility	56,047,266	56,543,441
EQ/Moderate Allocation	223,199,274	214,521,110
EQ/Moderate Growth Strategy	22,754,318	12,144,863
EQ/Moderate-Plus Allocation	195,367,199	143,994,948
EQ/Money Market	379,827,035	384,476,034
EQ/Oppenheimer Global	43,119,433	28,984,142
EQ/PIMCO Global Real Return	15,460,323	9,041,683
EQ/PIMCO Ultra Short Bond	12,109,930	14,813,622
EQ/Quality Bond PLUS	9,761,075	13,565,384
EQ/Small Company Index	70,408,958	40,756,936

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/T. Rowe Price Growth Stock	$151,456,852	$97,864,620
EQ/Templeton Global Equity Managed Volatility	8,728,852	6,461,284
EQ/UBS Growth & Income	7,771,185	8,572,443
EQ/Wellington Energy	16,237,031	12,282,162
Fidelity® VIP Equity-Income Portfolio	4,808,798	1,957,315
Fidelity® VIP Mid Cap Portfolio	19,660,233	7,508,100
Invesco Oppenheimer V.I. Main Street Fund	3,113,008	754,154
Invesco V.I. Diversified Dividend Fund	17,094,333	7,921,641
Invesco V.I. High Yield Fund	14,485,703	7,453,207
Invesco V.I. Mid Cap Core Equity Fund	6,162,202	3,361,256
Invesco V.I. Small Cap Equity Fund	3,263,659	2,125,238
Ivy VIP High Income	67,253,065	40,540,708
Ivy VIP Small Cap Growth	14,430,013	7,539,203
MFS® Investors Trust Series	6,165,985	3,748,653
MFS® Massachusetts Investors Growth Stock Portfolio	14,412,169	4,147,079
Multimanager Aggressive Equity	92,148,891	98,026,191
Multimanager Core Bond	24,146,611	19,807,671
Multimanager Mid Cap Growth	13,149,019	13,325,107
Multimanager Mid Cap Value	7,320,081	7,473,785
Multimanager Technology	55,958,317	46,897,453
PIMCO CommodityRealReturn® Strategy Portfolio	2,281,653	1,369,119
Target 2015 Allocation	4,968,378	3,649,081
Target 2025 Allocation	20,753,471	12,516,352
Target 2035 Allocation	24,247,182	8,564,868
Target 2045 Allocation	20,748,964	7,953,173
Target 2055 Allocation	11,420,061	2,151,968
Templeton Global Bond VIP Fund	19,745,833	10,515,073
VanEck VIP Global Hard Assets Fund	5,734,906	4,758,532

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacement Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value
Share Class	Class II	Class IB
Shares	4,231,054	4,231,054
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$86,821,219	$—
Net Assets After Substitution	$—	$86,821,219
Realized Loss	$(786,460)

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)
Share Class	Service Class 2	Class IB
Shares	12,834,420	12,834,420
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$445,226,036	$—
Net Assets After Substitution	$—	$445,226,036
Realized Gain	$15,503,527

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value
Share Class	Service Shares	Class IB
Shares	3,325,736	3,325,736
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$55,506,528	$—
Net Assets After Substitution	$—	$55,506,528
Realized Gain	$769,536

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate
Share Class	Series II	Class IB
Shares	5,717,680	5,717,680
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$87,080,260	$—
Net Assets After Substitution	$—	$87,080,260
Realized Loss	$(7,135,653)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth
Share Class	Series II	Class IB
Shares	2,259,342	2,259,342
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$77,676,166	$—
Net Assets After Substitution	$—	$77,676,166
Realized Loss	$(2,036,889)

October 22, 2018	Lazard Retirement Emerging Markets Equity Portfolio	EQ/Lazard Emerging Markets Equity
Share Class	Service Shares	Class IB
Shares	10,646,459	10,646,459
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$206,967,165	$—
Net Assets After Substitution	$—	$206,967,165
Realized Loss	$(6,167,064)

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value
Share Class	Service Class	Class IB
Shares	18,095,012	18,095,012
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$464,860,861	$—
Net Assets After Substitution	$—	$464,860,861
Realized Gain	$26,354,729

October 22, 2018	IVY VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)
Share Class	Class II	Class IB
Shares	13,309,356	13,309,356
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$161,602,201	$—
Net Assets After Substitution	$—	$161,602,201
Realized Gain	$21,433,806

October 22, 2018	MFS® Technology Portfolio	EQ/MFS Technology
Share Class	Service Class	Class IB
Shares	9,271,120	9,271,120
Net Asset Value	$18.36	$18.36
Net Assets Before Substitution	$170,217,759	$—
Net Assets After Substitution	$—	$170,217,759
Realized Gain	$22,084,808

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series
Share Class	Service Class	Class IB
Shares	3,797,383	3,797,383
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$113,313,897	$—
Net Assets After Substitution	$—	$113,313,897
Realized Gain	$4,934,174

October 22, 2018	IVY VIP Energy	EQ/Wellington Energy(3)
Share Class	Class II	Class IB
Shares	9,523,336	9,523,336
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$54,466,814	$—
Net Assets After Substitution	$—	$54,466,814
Realized Loss	$(1,396,919)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Energy.

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100

EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts

EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200

EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts

EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Alloocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST®Series 500 Contracts	1.20%	0.25%	—	1.45%
EQUI-VEST® at Retirement

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%
EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%
EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%
EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST® Series 100/200 and EQUI-VEST® Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST® Vantage and EQUI-VEST® Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST® series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable’s general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust’s annual expenses for 2019 would have been 2.50% for the AXA Moderate Allocation option; 2.39% for the Multimanager Aggressive Equity option; 2.09% for the EQ/Common Stock Index option; and 2.11% for the EQ/Money Market option.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).	Unit liquidation from account value

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option High – 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) - 0.00%	Unit liquidation from

GWBL Standard death benefit - 0.00%

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Annual Rachet to age 85 — 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 — 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit — 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non- Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 1.20% Class IB(e)	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—
2018	Lowest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	Highest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	All contract charges	—	—	$15	8.47%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—
2018	Lowest contract charge 0.50% Class IB	$114.83	—	—	—	(4.59)%
	Highest contract charge 1.34% Class IB	$109.46	—	—	—	(5.41)%
	All contract charges	—	97	$10,730	1.64%	—

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT DoubleLine Dynamic Allocation (Continued)
2017	Lowest contract charge 0.50% Class IB	$120.36	—	—	—	9.07%
	Highest contract charge 1.34% Class IB	$115.72	—	—	—	8.15%
	All contract charges	—	98	$11,438	0.62%	—
2016	Lowest contract charge 0.50% Class IB	$110.35	—	—	—	8.06%
	Highest contract charge 1.34% Class IB	$107.00	—	—	—	7.16%
	All contract charges	—	75	$7,993	1.70%	—
2015	Lowest contract charge 0.50% Class IB	$102.12	—	—	—	(4.20)%
	Highest contract charge 1.34% Class IB	$99.85	—	—	—	(5.01)%
	All contract charges	—	54	$5,512	0.98%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—
2018	Lowest contract charge 0.50% Class IB	$104.22	—	—	—	(1.43)%
	Highest contract charge 1.25% Class IB	$101.39	—	—	—	(2.18)%
	All contract charges	—	88	$8,972	3.28%	—
2017	Lowest contract charge 0.50% Class IB	$105.73	—	—	—	3.41%
	Highest contract charge 1.25% Class IB	$103.65	—	—	—	2.64%
	All contract charges	—	61	$6,425	2.18%	—
2016	Lowest contract charge 0.50% Class IB	$102.24	—	—	—	4.35%
	Highest contract charge 1.25% Class IB	$100.98	—	—	—	3.56%
	All contract charges	—	26	$2,603	4.08%	—
2015	Lowest contract charge 0.50% Class IB(b)	$97.98	—	—	—	(2.28)%
	Highest contract charge 1.25% Class IB(b)	$97.51	—	—	—	(2.72)%
	All contract charges	—	7	$678	3.46%	—

1290 VT Equity Income
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—		23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—
2018	Lowest contract charge 0.50% Class IB	$212.58	—	—	—	(12.14)%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	(12.98)%
	All contract charges	—	510	$96,565	1.98%	—
2017	Lowest contract charge 0.50% Class IB	$241.94	—	—	—	15.26%
	Highest contract charge 1.45% Class IB	$213.12	—	—	—	14.16%
	All contract charges	—	544	$117,542	1.67%	—
2016	Lowest contract charge 0.50% Class IB	$209.90	—	—	—	12.42%
	Highest contract charge 1.45% Class IB	$186.68	—	—	—	11.35%
	All contract charges	—	569	$107,751	2.00%	—
2015	Lowest contract charge 0.50% Class IB	$186.71	—	—	—	(2.19)%
	Highest contract charge 1.45% Class IB	$167.65	—	—	—	(3.13)%
	All contract charges	—	604	$102,239	1.58%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—
2018	Lowest contract charge 0.50% Class IB	$169.90	—	—	—	(5.39)%
	Highest contract charge 1.35% Class IB	$151.10	—	—	—	(6.20)%
	All contract charges	—	104	$15,733	1.46%	—
2017	Lowest contract charge 0.50% Class IB	$179.58	—	—	—	5.65%
	Highest contract charge 1.45% Class IB	$159.04	—	—	—	4.65%
	All contract charges	—	107	$17,240	0.16%	—
2016	Lowest contract charge 0.50% Class IB	$169.97	—	—	—	7.16%
	Highest contract charge 1.45% Class IB	$151.98	—	—	—	6.14%
	All contract charges	—	116	$17,653	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$158.62	—	—	—	2.10%
	Highest contract charge 1.34% Class IB	$144.91	—	—	—	1.24%
	All contract charges	—	127	$18,277	0.00%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—
2018	Lowest contract charge 0.00% Class IB	$117.65	—	—	—	(15.58)%
	Highest contract charge 1.45% Class IB	$302.16	—	—	—	(16.82)%
	All contract charges	—	2,996	$903,686	0.57%	—
2017	Lowest contract charge 0.00% Class IB	$139.36	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$363.24	—	—	—	14.42%
	All contract charges	—	2,891	$1,046,106	0.63%	—
2016	Lowest contract charge 0.00% Class IB(d)	$120.04	—	—	—	36.95%
	Highest contract charge 1.45% Class IB	$317.46	—	—	—	21.49%
	All contract charges	—	2,786	$878,428	0.52%	—
2015	Lowest contract charge 0.40% Class IB	$144.27	—	—	—	(6.08)%
	Highest contract charge 1.45% Class IB	$261.31	—	—	—	(7.07)%
	All contract charges	—	2,669	$692,281	0.54%	—

1290 VT High Yield Bond
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—
2018	Lowest contract charge 0.50% Class IB	$114.11	—	—	—	(2.70)%
	Highest contract charge 1.34% Class IB	$108.77	—	—	—	(3.54)%
	All contract charges	—	133	$14,453	5.67%	—
2017	Lowest contract charge 0.50% Class IB	$117.28	—	—	—	5.94%
	Highest contract charge 1.45% Class IB	$112.18	—	—	—	4.94%
	All contract charges	—	113	$12,965	5.57%	—
2016	Lowest contract charge 0.50% Class IB	$110.70	—	—	—	11.17%
	Highest contract charge 1.34% Class IB	$107.33	—	—	—	10.23%
	All contract charges	—	78	$8,523	6.19%	—
2015	Lowest contract charge 0.50% Class IB	$99.58	—	—	—	(3.57)%
	Highest contract charge 1.34% Class IB	$97.37	—	—	—	(4.39)%
	All contract charges	—	55	$5,403	7.01%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	Highest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	All contract charges	—	1	$77	4.04%	—
2018	Lowest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	Highest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	All contract charges	—	—	$15	8.67%	—

1290 VT Micro Cap
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—
2018	Lowest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	Highest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	All contract charges	—	2	$137	0.05%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—
2018	Lowest contract charge 0.50% Class IB	$107.20	—	—	—	(11.91)%
	Highest contract charge 1.25% Class IB	$104.29	—	—	—	(12.58)%
	All contract charges	—	28	$2,890	1.13%	—
2017	Lowest contract charge 0.50% Class IB	$121.70	—	—	—	12.22%
	Highest contract charge 1.25% Class IB	$119.30	—	—	—	11.37%
	All contract charges	—	14	$1,709	0.81%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Small Cap Value (Continued)
2016	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	23.63%
	Highest contract charge 1.25% Class IB(b)	$107.12	—	—	—	22.70%
	All contract charges	—	3	$307	3.23%	—
2015	Lowest contract charge 0.50% Class IB(b)	$87.72	—	—	—	(11.70)%
	Highest contract charge 1.20% Class IB(b)	$87.33	—	—	—	(12.07)%
	All contract charges	—	1	$76	0.81%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—
2018	Lowest contract charge 0.50% Class IB	$114.48	—	—	—	(6.56)%
	Highest contract charge 1.25% Class IB	$111.37	—	—	—	(7.27)%
	All contract charges	—	23	$2,504	1.59%	—
2017	Lowest contract charge 0.50% Class IB	$122.52	—	—	—	21.12%
	Highest contract charge 1.25% Class IB	$120.10	—	—	—	20.20%
	All contract charges	—	10	$1,257	1.90%	—
2016	Lowest contract charge 0.50% Class IB(b)	$101.16	—	—	—	5.38%
	Highest contract charge 1.25% Class IB	$99.92	—	—	—	4.58%
	All contract charges	—	3	$392	2.12%	—
2015	Lowest contract charge 0.90% Class IB(b)	$95.76	—	—	—	(2.94)%
	Highest contract charge 1.25% Class IB(b)	$95.54	—	—	—	(3.15)%
	All contract charges	—	—	$74	3.31%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—
2018	Lowest contract charge 0.00% Class IB	$127.24	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB	$200.53	—	—	—	(5.77)%
	All contract charges	—	318	$51,134	0.96%	—
2017	Lowest contract charge 0.00% Class IB(d)	$133.05	—	—	—	20.40%
	Highest contract charge 1.45% Class IB	$212.80	—	—	—	18.66%
	All contract charges	—	320	$54,460	1.05%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 1.45% Class IB	$179.33	—	—	—	8.36%
	All contract charges	—	319	$45,604	1.20%	—
2015	Lowest contract charge 0.00% Class IB(c)	$162.21	—	—	—	(4.35)%
	Highest contract charge 1.45% Class IB	$165.49	—	—	—	(0.98)%
	All contract charges	—	329	$43,199	1.02%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—
2018	Lowest contract charge 0.50% Class IB	$163.89	—	—	—	(8.02)%
	Highest contract charge 1.45% Class IB	$149.89	—	—	—	(8.90)%
	All contract charges	—	496	$76,081	1.79%	—
2017	Lowest contract charge 0.50% Class IB	$178.18	—	—	—	15.32%
	Highest contract charge 1.45% Class IB	$164.54	—	—	—	14.22%
	All contract charges	—	500	$84,044	1.62%	—
2016	Lowest contract charge 0.50% Class IB	$154.51	—	—	—	9.02%
	Highest contract charge 1.45% Class IB	$144.06	—	—	—	7.98%
	All contract charges	—	404	$59,126	1.36%	—
2015	Lowest contract charge 0.50% Class IB	$141.73	—	—	—	(4.44)%
	Highest contract charge 1.45% Class IB	$133.41	—	—	—	(5.36)%
	All contract charges	—	391	$52,828	0.83%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
American Funds Insurance Series® Bond FundSM
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—
2018	Lowest contract charge 0.50% Class 4	$104.33	—	—	—	(1.39)%
	Highest contract charge 1.45% Class 4	$98.83	—	—	—	(2.33)%
	All contract charges	—	468	$47,002	2.31%	—
2017	Lowest contract charge 0.50% Class 4	$105.80	—	—	—	2.78%
	Highest contract charge 1.45% Class 4	$101.19	—	—	—	1.80%
	All contract charges	—	433	$44,600	2.08%	—
2016	Lowest contract charge 0.50% Class 4	$102.94	—	—	—	2.29%
	Highest contract charge 1.45% Class 4	$99.40	—	—	—	1.31%
	All contract charges	—	362	$36,249	1.73%	—
2015	Lowest contract charge 0.50% Class 4	$100.64	—	—	—	(0.57)%
	Highest contract charge 1.45% Class 4	$98.11	—	—	—	(1.53)%
	All contract charges	—	247	$24,490	1.87%	—

CharterSM Moderate
2019	Lowest contract charge 0.50% Class B	$114.33	—	—	—	14.25%
	Highest contract charge 1.25% Class B	$112.05	—	—	—	13.39%
	All contract charges	—	4	$485	2.57%	—
2018	Lowest contract charge 0.50% Class B	$100.07	—	—	—	(5.31)%
	Highest contract charge 1.25% Class B	$98.82	—	—	—	(6.03)%
	All contract charges	—	2	$307	1.45%	—
2017	Lowest contract charge 0.50% Class B	$105.68	—	—	—	5.44%
	Highest contract charge 1.25% Class B	$105.16	—	—	—	4.95%
	All contract charges	—	3	$324	1.87%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.70% Class A	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class A	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—
2018	Lowest contract charge 0.70% Class A	$120.45	—	—	—	(1.20)%
	Highest contract charge 1.45% Class A	$95.93	—	—	—	(1.95)%
	All contract charges	—	320	$52,653	2.21%	—
2017	Lowest contract charge 0.70% Class A	$121.91	—	—	—	1.52%
	Highest contract charge 1.45% Class A	$97.84	—	—	—	0.75%
	All contract charges	—	344	$57,497	1.56%	—
2016	Lowest contract charge 0.70% Class A	$120.09	—	—	—	2.21%
	Highest contract charge 1.45% Class A	$97.11	—	—	—	1.44%
	All contract charges	—	370	$61,071	1.95%	—
2015	Lowest contract charge 0.70% Class A	$117.49	—	—	—	(1.34)%
	Highest contract charge 1.45% Class A	$95.73	—	—	—	(2.08)%
	All contract charges	—	401	$65,307	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.50% Class B	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class B	$99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—
2018	Lowest contract charge 0.50% Class B	$136.65	—	—	—	(1.00)%
	Highest contract charge 1.30% Class B	$94.53	—	—	—	(1.79)%
	All contract charges	—	240	$24,731	2.21%	—
2017	Lowest contract charge 0.50% Class B	$138.03	—	—	—	1.72%
	Highest contract charge 1.30% Class B	$96.25	—	—	—	0.92%
	All contract charges	—	243	$25,610	1.56%	—
2016	Lowest contract charge 0.50% Class B	$135.69	—	—	—	2.42%
	Highest contract charge 1.30% Class B	$95.37	—	—	—	1.61%
	All contract charges	—	249	$25,975	1.95%	—
2015	Lowest contract charge 0.50% Class B	$132.49	—	—	—	(1.13)%

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
CharterSM Multi-Sector Bond (Continued)
	Highest contract charge 1.30% Class B	$93.86	—	—	—	(1.92)%
	All contract charges	—	256	$26,346	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.50% Class B	$283.70	—	—	—	32.38%
	Highest contract charge 1.45% Class B	$245.14	—	—	—	31.12%
	All contract charges	—	221	$54,751	1.90%	—
2018	Lowest contract charge 0.50% Class B	$214.31	—	—	—	(5.51)%
	Highest contract charge 1.45% Class B	$186.96	—	—	—	(6.42)%
	All contract charges	—	226	$42,495	3.63%	—
2017	Lowest contract charge 0.50% Class B	$226.80	—	—	—	23.74%
	Highest contract charge 1.45% Class B	$199.78	—	—	—	22.56%
	All contract charges	—	231	$46,802	2.62%	—
2016	Lowest contract charge 0.50% Class B	$183.29	—	—	—	8.81%
	Highest contract charge 1.45% Class B	$163.00	—	—	—	7.77%
	All contract charges	—	244	$40,272	0.00%	—
2015	Lowest contract charge 0.50% Class B	$168.45	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$151.25	—	—	—	(7.41)%
	All contract charges	—	265	$40,398	0.26%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.50% Class B	$325.41	—	—	—	24.02%
	Highest contract charge 1.45% Class B	$223.09	—	—	—	22.84%
	All contract charges	—	382	$110,347	0.46%	—
2018	Lowest contract charge 0.50% Class B	$262.38	—	—	—	(13.42)%
	Highest contract charge 1.45% Class B	$181.61	—	—	—	(14.25)%
	All contract charges	—	403	$95,139	1.16%	—
2017	Lowest contract charge 0.50% Class B	$303.06	—	—	—	10.74%
	Highest contract charge 1.45% Class B	$211.80	—	—	—	9.68%
	All contract charges	—	434	$118,439	1.45%	—
2016	Lowest contract charge 0.50% Class B	$273.66	—	—	—	24.61%
	Highest contract charge 1.45% Class B	$193.10	—	—	—	23.43%
	All contract charges	—	469	$117,210	1.36%	—
2015	Lowest contract charge 0.50% Class B	$219.62	—	—	—	(13.57)%
	Highest contract charge 1.45% Class B	$156.45	—	—	—	(14.40)%
	All contract charges	—	504	$101,765	0.51%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—
2018	Lowest contract charge 0.40% Class IB	$172.07	—	—	—	(12.62)%
	Highest contract charge 1.45% Class IB	$144.84	—	—	—	(13.55)%
	All contract charges	—	84	$15,353	0.98%	—
2017	Lowest contract charge 0.40% Class IB	$196.93	—	—	—	14.77%
	Highest contract charge 1.45% Class IB	$167.54	—	—	—	13.56%
	All contract charges	—	79	$16,486	0.79%	—
2016	Lowest contract charge 0.40% Class IB	$171.59	—	—	—	19.20%
	Highest contract charge 1.45% Class IB	$147.53	—	—	—	17.95%
	All contract charges	—	66	$12,251	0.92%	—
2015	Lowest contract charge 0.40% Class IB	$143.95	—	—	—	(3.50)%
	Highest contract charge 1.34% Class IB	$166.05	—	—	—	(4.41)%
	All contract charges	—	45	$7,382	0.56%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$205.04	—	—	—	(6.53)%

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/500 Managed Volatility (Continued)
	Highest contract charge 1.34% Class IB	$213.21	—	—	—	(7.33)%
	All contract charges	—	129	$26,144	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$219.37	—	—	—	20.16%
	Highest contract charge 1.34% Class IB	$230.07	—	—	—	19.15%
	All contract charges	—	120	$26,598	1.21%	—
2016	Lowest contract charge 0.50% Class IB	$182.57	—	—	—	10.47%
	Highest contract charge 1.34% Class IB	$193.10	—	—	—	9.54%
	All contract charges	—	104	$19,418	1.31%	—
2015	Lowest contract charge 0.50% Class IB	$165.27	—	—	—	(0.14)%
	Highest contract charge 1.34% Class IB	$176.28	—	—	—	(0.98)%
	All contract charges	—	87	$14,632	0.97%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—
2018	Lowest contract charge 0.50% Class IB	$171.46	—	—	—	(12.36)%
	Highest contract charge 1.34% Class IB	$188.15	—	—	—	(13.11)%
	All contract charges	—	45	$7,424	0.79%	—
2017	Lowest contract charge 0.50% Class IB	$195.64	—	—	—	13.29%
	Highest contract charge 1.34% Class IB	$216.53	—	—	—	12.34%
	All contract charges	—	39	$7,758	0.75%	—
2016	Lowest contract charge 0.50% Class IB	$172.69	—	—	—	19.92%
	Highest contract charge 1.34% Class IB	$192.75	—	—	—	18.92%
	All contract charges	—	33	$5,859	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$144.00	—	—	—	(5.57)%
	Highest contract charge 1.34% Class IB	$162.09	—	—	—	(6.37)%
	All contract charges	—	26	$4,016	0.40%	—

EQ/AB Dynamic Moderate Growth
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—
2018	Lowest contract charge 0.50% Class IB	$134.41	—	—	—	(6.29)%
	Highest contract charge 1.34% Class IB	$127.05	—	—	—	(7.08)%
	All contract charges	—	130	$16,916	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$143.43	—	—	—	12.34%
	Highest contract charge 1.34% Class IB	$136.73	—	—	—	11.39%
	All contract charges	—	138	$18,919	1.22%	—
2016	Lowest contract charge 0.50% Class IB	$127.68	—	—	—	3.26%
	Highest contract charge 1.34% Class IB	$122.75	—	—	—	2.39%
	All contract charges	—	134	$16,587	0.41%	—
2015	Lowest contract charge 0.50% Class IB	$123.65	—	—	—	(1.11)%
	Highest contract charge 1.34% Class IB	$119.89	—	—	—	(1.95)%
	All contract charges	—	120	$14,425	0.80%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—
2018	Lowest contract charge 0.70% Class IA	$339.42	—	—	—	(8.53)%
	Highest contract charge 1.45% Class IA	$272.38	—	—	—	(9.22)%
	All contract charges	—	706	$269,121	0.12%	—
2017	Lowest contract charge 0.70% Class IA	$371.06	—	—	—	21.81%
	Highest contract charge 1.45% Class IA	$300.04	—	—	—	20.90%
	All contract charges	—	761	$318,454	0.27%	—
2016	Lowest contract charge 0.70% Class IA	$304.61	—	—	—	11.79%
	Highest contract charge 1.45% Class IA	$248.18	—	—	—	10.95%

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/AB Small Cap Growth (Continued)
	All contract charges	—	819	$283,441	0.36%	—
2015	Lowest contract charge 0.70% Class IA	$272.48	—	—	—	(3.59)%
	Highest contract charge 1.45% Class IA	$223.69	—	—	—	(4.32)%
	All contract charges	—	887	$276,150	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—
2018	Lowest contract charge 0.50% Class IB	$224.46	—	—	—	(8.34)%
	Highest contract charge 1.30% Class IB	$210.32	—	—	—	(9.07)%
	All contract charges	—	267	$71,468	0.12%	—
2017	Lowest contract charge 0.50% Class IB	$244.89	—	—	—	22.06%
	Highest contract charge 1.30% Class IB	$231.30	—	—	—	21.10%
	All contract charges	—	256	$76,002	0.27%	—
2016	Lowest contract charge 0.50% Class IB	$200.63	—	—	—	12.01%
	Highest contract charge 1.30% Class IB	$191.00	—	—	—	11.13%
	All contract charges	—	252	$61,734	0.36%	—
2015	Lowest contract charge 0.50% Class IB	$179.11	—	—	—	(3.39)%
	Highest contract charge 1.30% Class IB	$171.87	—	—	—	(4.16)%
	All contract charges	—	250	$55,409	0.05%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.50% Class B	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class B	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—
2018	Lowest contract charge 0.50% Class B	$218.14	—	—	—	(9.17)%
	Highest contract charge 1.45% Class B	$188.44	—	—	—	(10.05)%
	All contract charges	—	3,327	$646,094	1.58%	—
2017	Lowest contract charge 0.50% Class B	$240.17	—	—	—	18.50%
	Highest contract charge 1.45% Class B	$209.49	—	—	—	17.37%
	All contract charges	—	3,343	$719,502	1.53%	—
2016	Lowest contract charge 0.50% Class B	$202.67	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$178.48	—	—	—	7.21%
	All contract charges	—	3,348	$610,865	0.97%	—
2015	Lowest contract charge 0.50% Class B	$187.23	—	—	—	(2.25)%
	Highest contract charge 1.45% Class B	$166.47	—	—	—	(3.18)%
	All contract charges	—	3,347	$567,396	0.97%	—

EQ/American Century Mid Cap Value(f)
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—
2018	Lowest contract charge 0.00% Class IB(e)	$117.64	—	—	—	(9.39)%
	Highest contract charge 1.25% Class IB(e)	$89.26	—	—	—	(9.60)%
	All contract charges	—	413	$80,826	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	Highest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	All contract charges	—	—	$79	1.50%	—
2018	Lowest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	Highest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	All contract charges	—	1	$72	1.19%	—
2017	Lowest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	Highest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	All contract charges	—	1	$193	1.27%	—
2016	Lowest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%
	Highest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Balanced Strategy (Continued)
	All contract charges	—	1	$188	0.90%	—
2015	Lowest contract charge 1.10% Class IA	$132.70	—	—	—	(1.73)%
	Highest contract charge 1.25% Class IA	$131.44	—	—	—	(1.88)%
	All contract charges	—	1	$189	1.03%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—
2018	Lowest contract charge 0.50% Class IB	$132.50	—	—	—	(4.66)%
	Highest contract charge 1.45% Class IB	$124.32	—	—	—	(5.57)%
	All contract charges	—	835	$119,937	1.19%	—
2017	Lowest contract charge 0.50% Class IB	$138.98	—	—	—	9.30%
	Highest contract charge 1.45% Class IB	$131.66	—	—	—	8.26%
	All contract charges	—	869	$132,545	1.27%	—
2016	Lowest contract charge 0.50% Class IB	$127.15	—	—	—	5.45%
	Highest contract charge 1.45% Class IB	$121.61	—	—	—	4.45%
	All contract charges	—	880	$124,745	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$120.58	—	—	—	(1.13)%
	Highest contract charge 1.45% Class IB	$116.43	—	—	—	(2.09)%
	All contract charges	—	802	$108,841	1.03%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—
2018	Lowest contract charge 0.50% Class IB	$254.55	—	—	—	(8.48)%
	Highest contract charge 1.45% Class IB	$265.24	—	—	—	(9.36)%
	All contract charges	—	2,310	$694,882	1.61%	—
2017	Lowest contract charge 0.50% Class IB	$278.13	—	—	—	7.57%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	6.55%
	All contract charges	—	2,378	$791,517	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$258.55	—	—	—	17.38%
	Highest contract charge 1.45% Class IB	$274.64	—	—	—	16.26%
	All contract charges	—	2,429	$759,183	1.54%	—
2015	Lowest contract charge 0.50% Class IB	$220.27	—	—	—	(6.62)%
	Highest contract charge 1.45% Class IB	$236.23	—	—	—	(7.51)%
	All contract charges	—	2,398	$648,716	1.31%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—
2018	Lowest contract charge 0.70% Class IB	$277.86	—	—	—	(5.51)%
	Highest contract charge 1.45% Class IB	$239.92	—	—	—	(6.23)%
	All contract charges	—	855	$198,849	0.56%	—
2017	Lowest contract charge 0.70% Class IB	$294.05	—	—	—	24.56%
	Highest contract charge 1.45% Class IB	$255.85	—	—	—	23.62%
	All contract charges	—	907	$226,594	0.78%	—
2016	Lowest contract charge 0.70% Class IB	$236.07	—	—	—	7.66%
	Highest contract charge 1.45% Class IB	$206.96	—	—	—	6.86%
	All contract charges	—	954	$194,061	0.87%	—
2015	Lowest contract charge 0.70% Class IB	$219.27	—	—	—	1.20%
	Highest contract charge 1.45% Class IB	$193.68	—	—	—	0.43%
	All contract charges	—	1,011	$193,583	0.57%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/ClearBridge Large Cap Growth (Continued)
2018	Lowest contract charge 0.70% Class IB	$235.14	—	—	—	(1.05)%
	Highest contract charge 1.45% Class IB	$203.03	—	—	—	(1.80)%
	All contract charges	—	662	$138,859	0.17%	—
2017	Lowest contract charge 0.50% Class IB	$238.30	—	—	—	24.97%
	Highest contract charge 1.45% Class IB	$206.76	—	—	—	23.78%
	All contract charges	—	753	$160,742	0.07%	—
2016	Lowest contract charge 0.50% Class IB	$190.69	—	—	—	0.38%
	Highest contract charge 1.45% Class IB	$167.04	—	—	—	(0.58)%
	All contract charges	—	887	$152,942	0.00%	—
2015	Lowest contract charge 0.50% Class IB	$189.97	—	—	—	0.76%
	Highest contract charge 1.45% Class IB	$168.01	—	—	—	(0.20)%
	All contract charges	—	1,022	$177,302	0.00%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—
2018	Lowest contract charge 0.50% Class IB	$156.43	—	—	—	(10.52)%
	Highest contract charge 1.45% Class IB	$139.00	—	—	—	(11.38)%
	All contract charges	—	160	$22,764	3.55%	—
2017	Lowest contract charge 0.50% Class IB	$174.82	—	—	—	13.63%
	Highest contract charge 1.45% Class IB	$156.85	—	—	—	12.55%
	All contract charges	—	175	$27,935	1.02%	—
2016	Lowest contract charge 0.50% Class IB	$153.85	—	—	—	12.60%
	Highest contract charge 1.45% Class IB	$139.36	—	—	—	11.52%
	All contract charges	—	189	$26,930	2.21%	—
2015	Lowest contract charge 0.50% Class IB	$136.64	—	—	—	(2.87)%
	Highest contract charge 1.45% Class IB	$124.96	—	—	—	(3.80)%
	All contract charges	—	203	$25,859	1.81%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—
2018	Lowest contract charge 0.70% Class IA	$280.31	—	—	—	(6.46)%
	Highest contract charge 1.45% Class IA	$188.26	—	—	—	(7.17)%
	All contract charges	—	3,243	$1,909,634	1.29%	—
2017	Lowest contract charge 0.70% Class IA	$299.68	—	—	—	19.63%
	Highest contract charge 1.45% Class IA	$202.81	—	—	—	18.73%
	All contract charges	—	3,556	$2,249,181	1.29%	—
2016	Lowest contract charge 0.70% Class IA	$250.51	—	—	—	10.91%
	Highest contract charge 1.45% Class IA	$170.82	—	—	—	10.08%
	All contract charges	—	3,867	$2,054,312	1.54%	—
2015	Lowest contract charge 0.70% Class IA	$225.87	—	—	—	(0.76)%
	Highest contract charge 1.45% Class IA	$155.18	—	—	—	(1.50)%
	All contract charges	—	4,237	$2,036,713	1.35%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—
2018	Lowest contract charge 0.40% Class IB	$187.19	—	—	—	(6.18)%
	Highest contract charge 1.30% Class IB	$168.20	—	—	—	(7.02)%
	All contract charges	—	933	$170,142	1.29%	—
2017	Lowest contract charge 0.40% Class IB	$199.52	—	—	—	19.99%
	Highest contract charge 1.30% Class IB	$180.90	—	—	—	18.93%
	All contract charges	—	917	$179,724	1.29%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Common Stock Index (Continued)
2016	Lowest contract charge 0.40% Class IB	$166.28	—	—	—	11.25%
	Highest contract charge 1.30% Class IB	$152.11	—	—	—	10.26%
	All contract charges	—	881	$144,886	1.54%	—
2015	Lowest contract charge 0.40% Class IB	$149.47	—	—	—	(0.46)%
	Highest contract charge 1.30% Class IB	$137.96	—	—	—	(1.34)%
	All contract charges	—	870	$130,043	1.35%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.50% Class B	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class B	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—
2018	Lowest contract charge 0.50% Class B	$147.27	—	—	—	(2.06)%
	Highest contract charge 1.45% Class B	$127.22	—	—	—	(3.00)%
	All contract charges	—	757	$97,134	1.49%	—
2017	Lowest contract charge 0.50% Class B	$150.36	—	—	—	4.42%
	Highest contract charge 1.45% Class B	$131.15	—	—	—	3.43%
	All contract charges	—	806	$106,472	1.10%	—
2016	Lowest contract charge 0.50% Class B	$143.99	—	—	—	2.41%
	Highest contract charge 1.45% Class B	$126.80	—	—	—	1.44%
	All contract charges	—	884	$112,214	0.95%	—
2015	Lowest contract charge 0.50% Class B	$140.60	—	—	—	(0.73)%
	Highest contract charge 1.45% Class B	$125.00	—	—	—	(1.69)%
	All contract charges	—	912	$113,613	0.81%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—
2018	Lowest contract charge 0.50% Class IB	$125.40	—	—	—	(3.73)%
	Highest contract charge 1.34% Class IB	$118.53	—	—	—	(4.56)%
	All contract charges	—	240	$30,084	1.25%	—
2017	Lowest contract charge 0.50% Class IB	$130.26	—	—	—	7.44%
	Highest contract charge 1.34% Class IB	$124.19	—	—	—	6.54%
	All contract charges	—	223	$29,665	1.25%	—
2016	Lowest contract charge 0.50% Class IB	$121.24	—	—	—	4.44%
	Highest contract charge 1.34% Class IB	$116.57	—	—	—	3.56%
	All contract charges	—	204	$25,591	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$116.09	—	—	—	(0.96)%
	Highest contract charge 1.34% Class IB	$112.56	—	—	—	(1.80)%
	All contract charges	—	181	$22,059	1.01%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%
	All contract charges	—	90	$10,581	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$111.74	—	—	—	(1.89)%
	Highest contract charge 1.34% Class IB	$105.62	—	—	—	(2.73)%
	All contract charges	—	80	$8,883	1.18%	—
2017	Lowest contract charge 0.50% Class IB	$113.89	—	—	—	3.74%
	Highest contract charge 1.34% Class IB	$108.58	—	—	—	2.88%
	All contract charges	—	86	$9,802	1.04%	—
2016	Lowest contract charge 0.50% Class IB	$109.78	—	—	—	2.31%
	Highest contract charge 1.34% Class IB	$105.54	—	—	—	1.45%
	All contract charges	—	87	$9,714	0.85%	—
2015	Lowest contract charge 0.50% Class IB	$107.30	—	—	—	(0.67)%
	Highest contract charge 1.34% Class IB	$104.03	—	—	—	(1.51)%
	All contract charges	—	74	$8,166	0.87%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class B	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—
2018	Lowest contract charge 0.50% Class B	$164.35	—	—	—	(4.13)%
	Highest contract charge 1.45% Class B	$141.98	—	—	—	(5.05)%
	All contract charges	—	1,402	$202,591	1.48%	—
2017	Lowest contract charge 0.50% Class B	$171.43	—	—	—	8.28%
	Highest contract charge 1.45% Class B	$149.53	—	—	—	7.25%
	All contract charges	—	1,455	$220,539	1.21%	—
2016	Lowest contract charge 0.50% Class B	$158.32	—	—	—	4.21%
	Highest contract charge 1.45% Class B	$139.42	—	—	—	3.22%
	All contract charges	—	1,464	$206,424	0.94%	—
2015	Lowest contract charge 0.50% Class B	$151.92	—	—	—	(1.15)%
	Highest contract charge 1.45% Class B	$135.07	—	—	—	(2.09)%
	All contract charges	—	1,489	$202,513	0.83%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—
2018	Lowest contract charge 0.40% Class IB	$102.98	—	—	—	(0.16)%
	Highest contract charge 1.45% Class IB	$111.47	—	—	—	(1.21)%
	All contract charges	—	984	$113,184	1.92%	—
2017	Lowest contract charge 0.40% Class IB	$103.14	—	—	—	1.06%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	—%
	All contract charges	—	983	$114,129	1.58%	—
2016	Lowest contract charge 0.40% Class IB	$102.06	—	—	—	0.97%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	(0.09)%
	All contract charges	—	991	$114,324	1.52%	—
2015	Lowest contract charge 0.40% Class IB	$101.08	—	—	—	0.04%
	Highest contract charge 1.45% Class IB	$112.94	—	—	—	(1.03)%
	All contract charges	—	963	$110,934	1.50%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—
2018	Lowest contract charge 0.50% Class IB	$91.45	—	—	—	(15.68)%
	Highest contract charge 1.45% Class IB	$86.63	—	—	—	(16.49)%
	All contract charges	—	156	$13,778	1.39%	—
2017	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	33.35%
	Highest contract charge 1.45% Class IB	$103.73	—	—	—	32.07%
	All contract charges	—	125	$13,139	1.18%	—
2016	Lowest contract charge 0.50% Class IB	$81.33	—	—	—	9.15%
	Highest contract charge 1.34% Class IB	$78.86	—	—	—	8.23%
	All contract charges	—	72	$5,741	0.92%	—
2015	Lowest contract charge 0.50% Class IB	$74.51	—	—	—	(18.56)%
	Highest contract charge 1.34% Class IB	$72.86	—	—	—	(19.24)%
	All contract charges	—	54	$3,974	0.74%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—
2018	Lowest contract charge 0.70% Class IA	$313.42	—	—	—	(5.60)%
	Highest contract charge 1.45% Class IA	$212.30	—	—	—	(6.32)%
	All contract charges	—	1,926	$1,064,158	1.47%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Equity 500 Index (Continued)
2017	Lowest contract charge 0.70% Class IA	$332.03	—	—	—	20.20%
	Highest contract charge 1.45% Class IA	$226.62	—	—	—	19.29%
	All contract charges	—	1,974	$1,164,818	1.48%	—
2016	Lowest contract charge 0.70% Class IA	$276.23	—	—	—	10.46%
	Highest contract charge 1.45% Class IA	$189.97	—	—	—	9.63%
	All contract charges	—	2,006	$993,755	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$250.07	—	—	—	0.09%
	Highest contract charge 1.45% Class IA	$173.28	—	—	—	(0.66)%
	All contract charges	—	2,050	$923,739	1.64%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—
2018	Lowest contract charge 0.40% Class IB	$189.42	—	—	—	(5.32)%
	Highest contract charge 1.30% Class IB	$187.26	—	—	—	(6.16)%
	All contract charges	—	2,453	$511,486	1.47%	—
2017	Lowest contract charge 0.40% Class IB	$200.06	—	—	—	20.56%
	Highest contract charge 1.30% Class IB	$199.56	—	—	—	19.48%
	All contract charges	—	2,120	$468,158	1.48%	—
2016	Lowest contract charge 0.40% Class IB	$165.94	—	—	—	10.78%
	Highest contract charge 1.30% Class IB	$167.02	—	—	—	9.81%
	All contract charges	—	1,771	$325,092	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$149.79	—	—	—	0.39%
	Highest contract charge 1.30% Class IB	$152.10	—	—	—	(0.51)%
	All contract charges	—	1,478	$245,385	1.64%	—

EQ/Fidelity Institutional AM® Large Cap(g)
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—
2018	Lowest contract charge 0.50% Class IB(e)	$202.87	—	—	—	(11.15)%
	Highest contract charge 1.45% Class IB(e)	$165.48	—	—	—	(11.32)%
	All contract charges	—	1,970	$393,731	0.25%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$158.79	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$155.19	—	—	—	14.87%
	All contract charges	—	569	$90,194	2.63%	—
2018	Lowest contract charge 0.40% Class IB	$136.78	—	—	—	(4.68)%
	Highest contract charge 1.45% Class IB	$135.10	—	—	—	(5.70)%
	All contract charges	—	599	$82,598	2.85%	—
2017	Lowest contract charge 0.40% Class IB	$143.50	—	—	—	9.58%
	Highest contract charge 1.45% Class IB	$143.26	—	—	—	8.42%
	All contract charges	—	648	$94,188	2.55%	—
2016	Lowest contract charge 0.40% Class IB	$130.96	—	—	—	9.99%
	Highest contract charge 1.45% Class IB	$132.13	—	—	—	8.85%
	All contract charges	—	668	$89,565	2.48%	—
2015	Lowest contract charge 0.40% Class IB	$119.06	—	—	—	(3.42)%
	Highest contract charge 1.45% Class IB	$121.39	—	—	—	(4.44)%
	All contract charges	—	710	$87,422	2.32%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—
2018	Lowest contract charge 1.20% Class IB(e)	$92.54	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB(e)	$92.53	—	—	—	(7.50)%
	All contract charges	—	15	$1,341	0.49%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—
2018	Lowest contract charge 0.50% Class IB	$166.02	—	—	—	(13.27)%
	Highest contract charge 1.34% Class IB	$149.56	—	—	—	(14.01)%
	All contract charges	—	114	$17,249	0.62%	—
2017	Lowest contract charge 0.50% Class IB	$191.43	—	—	—	11.18%
	Highest contract charge 1.45% Class IB	$171.74	—	—	—	10.12%
	All contract charges	—	119	$20,921	0.54%	—
2016	Lowest contract charge 0.50% Class IB	$172.18	—	—	—	24.24%
	Highest contract charge 1.45% Class IB	$155.96	—	—	—	23.06%
	All contract charges	—	123	$19,631	0.38%	—
2015	Lowest contract charge 0.50% Class IB	$138.59	—	—	—	(7.01)%
	Highest contract charge 1.45% Class IB	$126.74	—	—	—	(7.89)%
	All contract charges	—	127	$16,276	0.23%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$156.96	—	—	—	21.59%
	Highest contract charge 1.34% Class IB	$141.02	—	—	—	20.56%
	All contract charges	—	527	$75,310	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$129.09	—	—	—	(9.12)%
	Highest contract charge 1.34% Class IB	$116.97	—	—	—	(9.89)%
	All contract charges	—	555	$66,141	2.22%	—
2017	Lowest contract charge 0.50% Class IB	$142.04	—	—	—	14.38%
	Highest contract charge 1.45% Class IB	$128.28	—	—	—	13.29%
	All contract charges	—	580	$76,371	1.68%	—
2016	Lowest contract charge 0.50% Class IB	$124.18	—	—	—	8.95%
	Highest contract charge 1.34% Class IB	$114.45	—	—	—	8.03%
	All contract charges	—	600	$69,558	1.63%	—
2015	Lowest contract charge 0.50% Class IB	$113.98	—	—	—	(3.28)%
	Highest contract charge 1.34% Class IB	$105.94	—	—	—	(4.10)%
	All contract charges	—	646	$69,206	1.24%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.50% Class IB	$134.02	—	—	—	5.68%
	Highest contract charge 1.45% Class IB	$116.90	—	—	—	4.66%
	All contract charges	—	404	$48,552	0.80%	—
2018	Lowest contract charge 0.50% Class IB	$126.82	—	—	—	(2.12)%
	Highest contract charge 1.45% Class IB	$111.69	—	—	—	(3.06)%
	All contract charges	—	430	$49,636	1.31%	—
2017	Lowest contract charge 0.50% Class IB	$129.57	—	—	—	4.13%
	Highest contract charge 1.45% Class IB	$115.22	—	—	—	3.14%
	All contract charges	—	453	$53,888	0.04%	—
2016	Lowest contract charge 0.50% Class IB	$124.43	—	—	—	0.18%
	Highest contract charge 1.45% Class IB	$111.71	—	—	—	(0.78)%
	All contract charges	—	473	$54,198	1.80%	—
2015	Lowest contract charge 0.50% Class IB	$124.21	—	—	—	(4.28)%
	Highest contract charge 1.45% Class IB	$112.59	—	—	—	(5.20)%
	All contract charges	—	516	$59,622	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—
2018	Lowest contract charge 0.50% Class IB	$330.79	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$323.07	—	—	—	(13.44)%
	All contract charges	—	1,311	$332,448	1.03%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Global Equity Managed Volatility (Continued)
2017	Lowest contract charge 0.50% Class IB	$378.49	—	—	—	25.45%
	Highest contract charge 1.45% Class IB	$373.24	—	—	—	24.26%
	All contract charges	—	1,396	$406,202	1.08%	—
2016	Lowest contract charge 0.50% Class IB	$301.70	—	—	—	3.96%
	Highest contract charge 1.45% Class IB	$300.37	—	—	—	2.97%
	All contract charges	—	1,497	$348,728	0.91%	—
2015	Lowest contract charge 0.50% Class IB	$290.21	—	—	—	(2.22)%
	Highest contract charge 1.45% Class IB	$291.72	—	—	—	(3.15)%
	All contract charges	—	1,629	$363,975	0.88%	—

EQ/Goldman Sachs Mid Cap Value(h)
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—
2018	Lowest contract charge 0.50% Class IB(e)	$174.69	—	—	—	(8.78)%
	Highest contract charge 1.34% Class IB(e)	$140.96	—	—	—	(8.93)%
	All contract charges	—	334	$50,408	0.23%	—

EQ/Growth Strategy
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—
2018	Lowest contract charge 1.10% Class IA	$162.72	—	—	—	(7.12)%
	Highest contract charge 1.25% Class IA	$160.44	—	—	—	(7.26)%
	All contract charges	—	8	$1,294	1.15%	—
2017	Lowest contract charge 1.10% Class IA	$175.20	—	—	—	12.48%
	Highest contract charge 1.25% Class IA	$173.00	—	—	—	12.31%
	All contract charges	—	9	$1,528	1.51%	—
2016	Lowest contract charge 1.10% Class IA	$155.76	—	—	—	6.90%
	Highest contract charge 1.25% Class IA	$154.04	—	—	—	6.74%
	All contract charges	—	9	$1,370	0.95%	—
2015	Lowest contract charge 1.10% Class IA	$145.70	—	—	—	(2.06)%
	Highest contract charge 1.25% Class IA	$144.31	—	—	—	(2.22)%
	All contract charges	—	9	$1,292	1.14%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$163.97	—	—	—	0.12%
	Highest contract charge 1.45% Class IA	$134.90	—	—	—	(0.64)%
	All contract charges	—	231	$38,429	1.26%	—
2017	Lowest contract charge 0.70% Class IA	$163.77	—	—	—	(0.36)%
	Highest contract charge 1.45% Class IA	$135.77	—	—	—	(1.11)%
	All contract charges	—	242	$40,567	0.82%	—
2016	Lowest contract charge 0.70% Class IA	$164.36	—	—	—	(0.25)%
	Highest contract charge 1.45% Class IA	$137.29	—	—	—	(1.00)%
	All contract charges	—	257	$43,502	0.66%	—
2015	Lowest contract charge 0.70% Class IA	$164.77	—	—	—	(0.28)%
	Highest contract charge 1.45% Class IA	$138.68	—	—	—	(1.03)%
	All contract charges	—	275	$46,641	0.58%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—
2018	Lowest contract charge 0.00% Class IB	$100.80	—	—	—	0.84%
	Highest contract charge 1.30% Class IB	$104.86	—	—	—	(0.47)%
	All contract charges	—	92	$11,549	1.26%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Intermediate Government Bond (Continued)
2017	Lowest contract charge 0.00% Class IB(d)	$99.96	—	—	—	0.34%
	Highest contract charge 1.30% Class IB	$105.36	—	—	—	(0.95)%
	All contract charges	—	103	$12,918	0.82%	—
2016	Lowest contract charge 0.00% Class IB	$100.70	—	—	—	0.45%
	Highest contract charge 1.30% Class IB	$106.37	—	—	—	(0.84)%
	All contract charges	—	113	$14,492	0.66%	—
2015	Lowest contract charge 0.00% Class IB(c)	$100.25	—	—	—	(0.16)%
	Highest contract charge 1.30% Class IB	$107.27	—	—	—	(0.86)%
	All contract charges	—	104	$13,778	0.58%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—
2018	Lowest contract charge 0.40% Class IB	$93.00	—	—	—	(15.23)%
	Highest contract charge 1.45% Class IB	$143.78	—	—	—	(16.13)%
	All contract charges	—	1,210	$145,274	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$109.71	—	—	—	25.80%
	Highest contract charge 1.45% Class IB	$171.43	—	—	—	24.49%
	All contract charges	—	1,255	$178,927	1.66%	—
2016	Lowest contract charge 0.40% Class IB	$87.21	—	—	—	(0.18)%
	Highest contract charge 1.45% Class IB	$137.71	—	—	—	(1.23)%
	All contract charges	—	1,317	$150,471	0.29%	—
2015	Lowest contract charge 0.40% Class IB	$87.37	—	—	—	(4.73)%
	Highest contract charge 1.45% Class IB	$139.43	—	—	—	(5.73)%
	All contract charges	—	1,380	$159,218	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—
2018	Lowest contract charge 0.70% Class IA	$138.54	—	—	—	(15.77)%
	Highest contract charge 1.45% Class IA	$105.73	—	—	—	(16.41)%
	All contract charges	—	2,109	$289,084	2.37%	—
2017	Lowest contract charge 0.70% Class IA	$164.47	—	—	—	22.36%
	Highest contract charge 1.45% Class IA	$126.48	—	—	—	21.44%
	All contract charges	—	2,219	$363,221	2.63%	—
2016	Lowest contract charge 0.70% Class IA	$134.41	—	—	—	1.48%
	Highest contract charge 1.45% Class IA	$104.15	—	—	—	0.72%
	All contract charges	—	2,321	$312,628	2.70%	—
2015	Lowest contract charge 0.70% Class IA	$132.45	—	—	—	(2.82)%
	Highest contract charge 1.45% Class IA	$103.41	—	—	—	(3.55)%
	All contract charges	—	2,442	$325,879	2.31%	—

EQ/International Equity Index
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—
2018	Lowest contract charge 0.40% Class IB	$126.79	—	—	—	(15.51)%
	Highest contract charge 1.30% Class IB	$80.46	—	—	—	(16.27)%
	All contract charges	—	291	$29,840	2.37%	—
2017	Lowest contract charge 0.40% Class IB	$150.07	—	—	—	22.74%
	Highest contract charge 1.30% Class IB	$96.10	—	—	—	21.65%
	All contract charges	—	305	$37,039	2.63%	—
2016	Lowest contract charge 0.40% Class IB	$122.27	—	—	—	1.78%
	Highest contract charge 1.30% Class IB	$79.00	—	—	—	0.88%
	All contract charges	—	321	$32,071	2.70%	—
2015	Lowest contract charge 0.40% Class IB	$120.13	—	—	—	(2.52)%
	Highest contract charge 1.30% Class IB	$78.31	—	—	—	(3.39)%
	All contract charges	—	360	$35,412	2.31%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/International Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—
2018	Lowest contract charge 0.50% Class IB	$115.56	—	—	—	(14.88)%
	Highest contract charge 1.34% Class IB	$115.02	—	—	—	(15.60)%
	All contract charges	—	101	$11,294	1.88%	—
2017	Lowest contract charge 0.50% Class IB	$135.76	—	—	—	23.63%
	Highest contract charge 1.34% Class IB	$136.28	—	—	—	22.59%
	All contract charges	—	91	$12,260	2.26%	—
2016	Lowest contract charge 0.50% Class IB	$109.81	—	—	—	(0.62)%
	Highest contract charge 1.34% Class IB	$111.17	—	—	—	(1.45)%
	All contract charges	—	80	$8,711	1.28%	—
2015	Lowest contract charge 0.50% Class IB	$110.49	—	—	—	(2.89)%
	Highest contract charge 1.34% Class IB	$112.81	—	—	—	(3.71)%
	All contract charges	—	77	$8,446	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—
2018	Lowest contract charge 0.40% Class IB	$118.95	—	—	—	(16.83)%
	Highest contract charge 1.45% Class IB	$134.61	—	—	—	(17.71)%
	All contract charges	—	1,215	$152,711	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$143.02	—	—	—	22.88%
	Highest contract charge 1.45% Class IB	$163.58	—	—	—	21.59%
	All contract charges	—	1,275	$194,737	1.90%	—
2016	Lowest contract charge 0.40% Class IB	$116.39	—	—	—	0.34%
	Highest contract charge 1.45% Class IB	$134.53	—	—	—	(0.72)%
	All contract charges	—	1,359	$170,173	0.47%	—
2015	Lowest contract charge 0.40% Class IB	$115.99	—	—	—	(3.55)%
	Highest contract charge 1.45% Class IB	$135.50	—	—	—	(4.56)%
	All contract charges	—	1,434	$180,159	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$201.23	—	—	—	(12.84)%
	Highest contract charge 1.45% Class IB	$176.50	—	—	—	(13.67)%
	All contract charges	—	595	$107,350	1.52%	—
2017	Lowest contract charge 0.50% Class IB	$230.87	—	—	—	17.40%
	Highest contract charge 1.45% Class IB	$204.45	—	—	—	16.27%
	All contract charges	—	617	$128,355	0.78%	—
2016	Lowest contract charge 0.50% Class IB	$196.66	—	—	—	16.79%
	Highest contract charge 1.45% Class IB	$175.84	—	—	—	15.68%
	All contract charges	—	661	$117,507	2.49%	—
2015	Lowest contract charge 0.50% Class IB	$168.39	—	—	—	(6.66)%
	Highest contract charge 1.45% Class IB	$152.01	—	—	—	(7.55)%
	All contract charges	—	718	$109,963	2.11%	—

EQ/Invesco Global Real Estate(i)
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—
2018	Lowest contract charge 0.50% Class IB(e)	$157.65	—	—	—	(0.84)%
	Highest contract charge 1.45% Class IB(e)	$125.19	—	—	—	(1.03)%
	All contract charges	—	578	$85,440	0.55%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Invesco International Growth(j)
2019	Lowest contract charge 0.50% Class IB	$173.55	—	—	—	27.56%
	Highest contract charge 1.45% Class IB	$136.90	—	—	—	26.34%
	All contract charges	—	630	$96,709	1.72%	—
2018	Lowest contract charge 0.50% Class IB(e)	$136.05	—	—	—	(5.11)%
	Highest contract charge 1.45% Class IB(e)	$108.36	—	—	—	(5.29)%
	All contract charges	—	617	$74,537	0.21%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—
2018	Lowest contract charge 0.40% Class IB	$156.91	—	—	—	(2.18)%
	Highest contract charge 1.45% Class IB	$234.77	—	—	—	(3.22)%
	All contract charges	—	1,280	$297,005	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$160.41	—	—	—	27.39%
	Highest contract charge 1.45% Class IB	$242.58	—	—	—	26.05%
	All contract charges	—	1,264	$304,349	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$125.92	—	—	—	(4.71)%
	Highest contract charge 1.45% Class IB	$192.44	—	—	—	(5.72)%
	All contract charges	—	1,279	$244,983	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$132.15	—	—	—	(5.87)%
	Highest contract charge 1.45% Class IB	$204.11	—	—	—	(6.86)%
	All contract charges	—	1,341	$269,875	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—
2018	Lowest contract charge 0.40% Class IB	$187.54	—	—	—	(15.74)%
	Highest contract charge 1.45% Class IB	$187.28	—	—	—	(16.63)%
	All contract charges	—	685	$146,637	1.09%	—
2017	Lowest contract charge 0.40% Class IB	$222.58	—	—	—	17.25%
	Highest contract charge 1.45% Class IB	$224.65	—	—	—	16.01%
	All contract charges	—	554	$143,271	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$189.84	—	—	—	21.05%
	Highest contract charge 1.45% Class IB	$193.64	—	—	—	19.77%
	All contract charges	—	406	$92,188	1.07%	—
2015	Lowest contract charge 0.40% Class IB	$156.83	—	—	—	(2.67)%
	Highest contract charge 1.45% Class IB	$161.67	—	—	—	(3.70)%
	All contract charges	—	361	$69,659	0.71%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—
2018	Lowest contract charge 0.50% Class IB	$185.87	—	—	—	(6.89)%
	Highest contract charge 1.45% Class IB	$164.01	—	—	—	(7.79)%
	All contract charges	—	178	$29,907	1.04%	—
2017	Lowest contract charge 0.50% Class IB	$199.63	—	—	—	21.34%
	Highest contract charge 1.45% Class IB	$177.86	—	—	—	20.19%
	All contract charges	—	184	$33,713	1.00%	—
2016	Lowest contract charge 0.50% Class IB	$164.52	—	—	—	9.29%
	Highest contract charge 1.45% Class IB	$147.98	—	—	—	8.24%
	All contract charges	—	193	$29,417	1.10%	—
2015	Lowest contract charge 0.50% Class IB	$150.54	—	—	—	(0.13)%
	Highest contract charge 1.45% Class IB	$136.72	—	—	—	(1.08)%
	All contract charges	—	210	$29,443	0.92%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Growth Index
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—
2018	Lowest contract charge 0.50% Class IB	$175.78	—	—	—	(2.75)%
	Highest contract charge 1.45% Class IB	$162.14	—	—	—	(3.68)%
	All contract charges	—	1,656	$281,313	0.65%	—
2017	Lowest contract charge 0.50% Class IB	$180.75	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$168.34	—	—	—	27.36%
	All contract charges	—	1,636	$287,433	0.79%	—
2016	Lowest contract charge 0.50% Class IB	$140.58	—	—	—	5.82%
	Highest contract charge 1.45% Class IB	$132.18	—	—	—	4.80%
	All contract charges	—	1,558	$214,005	1.04%	—
2015	Lowest contract charge 0.50% Class IB	$132.85	—	—	—	4.34%
	Highest contract charge 1.45% Class IB	$126.12	—	—	—	3.34%
	All contract charges	—	1,518	$198,419	0.88%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—
2018	Lowest contract charge 0.50% Class IB	$142.10	—	—	—	(3.46)%
	Highest contract charge 1.45% Class IB	$201.67	—	—	—	(4.39)%
	All contract charges	—	2,263	$670,858	0.49%	—
2017	Lowest contract charge 0.50% Class IB	$147.20	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$210.93	—	—	—	27.35%
	All contract charges	—	2,424	$751,814	0.49%	—
2016	Lowest contract charge 0.50% Class IB	$114.49	—	—	—	4.99%
	Highest contract charge 1.45% Class IB	$165.63	—	—	—	3.99%
	All contract charges	—	2,596	$631,454	0.56%	—
2015	Lowest contract charge 0.50% Class IB	$109.05	—	—	—	3.51%
	Highest contract charge 1.45% Class IB	$159.28	—	—	—	2.52%
	All contract charges	—	2,799	$652,035	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—
2018	Lowest contract charge 0.50% Class IB	$117.16	—	—	—	(9.35)%
	Highest contract charge 1.45% Class IB	$103.18	—	—	—	(10.22)%
	All contract charges	—	812	$85,581	2.12%	—
2017	Lowest contract charge 0.50% Class IB	$129.25	—	—	—	12.44%
	Highest contract charge 1.45% Class IB	$114.93	—	—	—	11.37%
	All contract charges	—	771	$90,359	1.89%	—
2016	Lowest contract charge 0.50% Class IB	$114.95	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$103.20	—	—	—	14.79%
	All contract charges	—	748	$78,417	2.12%	—
2015	Lowest contract charge 0.50% Class IB	$99.19	—	—	—	(4.91)%
	Highest contract charge 1.45% Class IB	$89.90	—	—	—	(5.81)%
	All contract charges	—	697	$63,565	1.94%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—
2018	Lowest contract charge 0.70% Class IA	$189.54	—	—	—	(10.56)%
	Highest contract charge 1.45% Class IA	$175.06	—	—	—	(11.24)%
	All contract charges	—	3,851	$645,059	2.45%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Value Managed Volatility (Continued)
2017	Lowest contract charge 0.70% Class IA	$211.91	—	—	—	13.06%
	Highest contract charge 1.45% Class IA	$197.23	—	—	—	12.21%
	All contract charges	—	4,163	$784,636	1.51%	—
2016	Lowest contract charge 0.70% Class IA	$187.43	—	—	—	14.52%
	Highest contract charge 1.45% Class IA	$175.77	—	—	—	13.66%
	All contract charges	—	4,488	$752,898	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$163.67	—	—	—	(4.69)%
	Highest contract charge 1.45% Class IA	$154.65	—	—	—	(5.41)%
	All contract charges	—	4,848	$714,601	1.57%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—
2018	Lowest contract charge 0.40% Class IB	$169.93	—	—	—	(10.28)%
	Highest contract charge 1.30% Class IB	$121.43	—	—	—	(11.09)%
	All contract charges	—	471	$80,958	2.45%	—
2017	Lowest contract charge 0.40% Class IB	$189.41	—	—	—	13.41%
	Highest contract charge 1.30% Class IB	$136.58	—	—	—	12.39%
	All contract charges	—	505	$98,028	1.51%	—
2016	Lowest contract charge 0.40% Class IB	$167.02	—	—	—	14.86%
	Highest contract charge 1.30% Class IB	$121.52	—	—	—	13.85%
	All contract charges	—	552	$94,855	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$145.41	—	—	—	(4.40)%
	Highest contract charge 1.30% Class IB	$106.74	—	—	—	(5.25)%
	All contract charges	—	619	$92,983	1.57%	—

EQ/Lazard Emerging Markets Equity(k)
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—
2018	Lowest contract charge 0.50% Class IB(e)	$103.76	—	—	—	(1.46)%
	Highest contract charge 1.45% Class IB(e)	$85.91	—	—	—	(1.64)%
	All contract charges	—	2,127	$207,732	0.18%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%
	All contract charges	—	302	$105,139	0.03%	—
2018	Lowest contract charge 0.40% Class IB	$208.34	—	—	—	(3.37)%
	Highest contract charge 1.45% Class IB	$273.06	—	—	—	(4.40)%
	All contract charges	—	313	$84,195	0.09%	—
2017	Lowest contract charge 0.40% Class IB	$215.61	—	—	—	34.05%
	Highest contract charge 1.45% Class IB	$285.62	—	—	—	32.65%
	All contract charges	—	325	$91,309	0.18%	—
2016	Lowest contract charge 0.40% Class IB	$160.84	—	—	—	6.38%
	Highest contract charge 1.45% Class IB	$215.32	—	—	—	5.27%
	All contract charges	—	286	$61,039	0.37%	—
2015	Lowest contract charge 0.40% Class IB	$151.19	—	—	—	11.08%
	Highest contract charge 1.45% Class IB	$204.55	—	—	—	9.91%
	All contract charges	—	223	$45,979	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—
2018	Lowest contract charge 0.40% Class IB	$139.77	—	—	—	(9.73)%
	Highest contract charge 1.45% Class IB	$184.43	—	—	—	(10.69)%
	All contract charges	—	798	$149,378	0.92%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/MFS International Growth (Continued)
2017	Lowest contract charge 0.40% Class IB	$154.84	—	—	—	31.53%
	Highest contract charge 1.45% Class IB	$206.51	—	—	—	30.15%
	All contract charges	—	732	$152,179	0.86%	—
2016	Lowest contract charge 0.40% Class IB	$117.72	—	—	—	1.57%
	Highest contract charge 1.45% Class IB	$158.67	—	—	—	0.50%
	All contract charges	—	657	$104,466	1.02%	—
2015	Lowest contract charge 0.40% Class IB	$115.90	—	—	—	(0.21)%
	Highest contract charge 1.45% Class IB	$157.88	—	—	—	(1.26)%
	All contract charges	—	619	$97,843	0.60%	—

EQ/MFS International Value(l)
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—
2018	Lowest contract charge 0.00% Class IB(e)	$120.58	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB(e)	$155.64	—	—	—	(4.64)%
	All contract charges	—	2,493	$454,316	0.00%	—

EQ/MFS Mid Cap Focused Growth(m)
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—
2018	Lowest contract charge 0.50% Class IB(e)	$175.60	—	—	—	(9.43)%
	Highest contract charge 1.45% Class IB(e)	$163.19	—	—	—	(9.60)%
	All contract charges	—	901	$149,489	0.01%	—

EQ/MFS Technology(n)
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—
2018	Lowest contract charge 0.50% Class IB(e)	$332.61	—	—	—	(11.05)%
	Highest contract charge 1.45% Class IB(e)	$239.62	—	—	—	(11.22)%
	All contract charges	—	497	$155,095	0.00%	—

EQ/MFS Utilities Series(o)
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—
2018	Lowest contract charge 0.40% Class IB(e)	$150.30	—	—	—	(2.73)%
	Highest contract charge 1.45% Class IB(e)	$143.43	—	—	—	(2.93)%
	All contract charges	—	615	$109,805	0.50%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—
2018	Lowest contract charge 0.40% Class IB	$176.10	—	—	—	(12.05)%
	Highest contract charge 1.45% Class IB	$197.41	—	—	—	(12.98)%
	All contract charges	—	3,000	$597,178	1.10%	—
2017	Lowest contract charge 0.40% Class IB	$200.22	—	—	—	15.02%
	Highest contract charge 1.45% Class IB	$226.86	—	—	—	13.81%
	All contract charges	—	2,944	$671,402	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$174.07	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$199.33	—	—	—	18.18%
	All contract charges	—	2,809	$562,440	1.13%	—
2015	Lowest contract charge 0.40% Class IB	$145.75	—	—	—	(3.25)%
	Highest contract charge 1.45% Class IB	$168.67	—	—	—	(4.27)%
	All contract charges	—	2,667	$453,031	0.87%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—
2018	Lowest contract charge 0.50% Class IB	$299.72	—	—	—	(13.73)%
	Highest contract charge 1.45% Class IB	$200.08	—	—	—	(14.56)%
	All contract charges	—	1,649	$415,490	1.21%	—
2017	Lowest contract charge 0.50% Class IB	$347.42	—	—	—	11.76%
	Highest contract charge 1.45% Class IB	$234.18	—	—	—	10.70%
	All contract charges	—	1,777	$523,415	1.05%	—
2016	Lowest contract charge 0.50% Class IB	$310.86	—	—	—	17.08%
	Highest contract charge 1.45% Class IB	$211.55	—	—	—	15.98%
	All contract charges	—	1,901	$505,176	1.22%	—
2015	Lowest contract charge 0.50% Class IB	$265.50	—	—	—	(4.02)%
	Highest contract charge 1.45% Class IB	$182.41	—	—	—	(4.94)%
	All contract charges	—	2,042	$467,179	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.70% Class A	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class A	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—
2018	Lowest contract charge 0.70% Class A	$220.17	—	—	—	(5.44)%
	Highest contract charge 1.45% Class A	$164.87	—	—	—	(6.15)%
	All contract charges	—	10,156	$1,018,392	1.54%	—
2017	Lowest contract charge 0.70% Class A	$232.83	—	—	—	10.27%
	Highest contract charge 1.45% Class A	$175.68	—	—	—	9.44%
	All contract charges	—	10,984	$1,160,934	1.23%	—
2016	Lowest contract charge 0.70% Class A	$211.14	—	—	—	4.62%
	Highest contract charge 1.45% Class A	$160.53	—	—	—	3.84%
	All contract charges	—	11,858	$1,132,721	0.90%	—
2015	Lowest contract charge 0.70% Class A	$201.82	—	—	—	(1.58)%
	Highest contract charge 1.45% Class A	$154.60	—	—	—	(2.32)%
	All contract charges	—	12,791	$1,164,680	0.82%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.40% Class B	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class B	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—
2018	Lowest contract charge 0.40% Class B	$128.68	—	—	—	(5.15)%
	Highest contract charge 1.30% Class B	$124.30	—	—	—	(6.00)%
	All contract charges	—	3,033	$486,092	1.54%	—
2017	Lowest contract charge 0.40% Class B	$135.67	—	—	—	10.61%
	Highest contract charge 1.30% Class B	$132.24	—	—	—	9.62%
	All contract charges	—	3,055	$518,853	1.23%	—
2016	Lowest contract charge 0.40% Class B	$122.66	—	—	—	4.94%
	Highest contract charge 1.30% Class B	$120.63	—	—	—	4.01%
	All contract charges	—	3,061	$471,480	0.90%	—
2015	Lowest contract charge 0.40% Class B	$116.89	—	—	—	(1.28)%
	Highest contract charge 1.30% Class B	$115.98	—	—	—	(2.16)%
	All contract charges	—	3,011	$443,187	0.82%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—
2018	Lowest contract charge 0.50% Class IB	$140.11	—	—	—	(5.61)%
	Highest contract charge 1.45% Class IB	$131.46	—	—	—	(6.51)%
	All contract charges	—	539	$72,435	1.29%	—
2017	Lowest contract charge 0.50% Class IB	$148.43	—	—	—	11.23%
	Highest contract charge 1.45% Class IB	$140.62	—	—	—	10.18%
	All contract charges	—	464	$66,158	1.51%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Moderate Growth Strategy (Continued)
2016	Lowest contract charge 0.50% Class IB	$133.44	—	—	—	6.52%
	Highest contract charge 1.45% Class IB	$127.63	—	—	—	5.51%
	All contract charges	—	392	$50,651	1.01%	—
2015	Lowest contract charge 0.50% Class IB	$125.27	—	—	—	(1.28)%
	Highest contract charge 1.45% Class IB	$120.97	—	—	—	(2.23)%
	All contract charges	—	304	$37,073	1.26%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class B	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—
2018	Lowest contract charge 0.50% Class B	$201.87	—	—	—	(7.31)%
	Highest contract charge 1.45% Class B	$174.39	—	—	—	(8.20)%
	All contract charges	—	6,083	$1,084,608	1.59%	—
2017	Lowest contract charge 0.50% Class B	$217.78	—	—	—	14.32%
	Highest contract charge 1.45% Class B	$189.96	—	—	—	13.23%
	All contract charges	—	6,255	$1,211,042	1.40%	—
2016	Lowest contract charge 0.50% Class B	$190.50	—	—	—	6.73%
	Highest contract charge 1.45% Class B	$167.76	—	—	—	5.72%
	All contract charges	—	6,382	$1,086,620	0.91%	—
2015	Lowest contract charge 0.50% Class B	$178.48	—	—	—	(1.78)%
	Highest contract charge 1.45% Class B	$158.68	—	—	—	(2.72)%
	All contract charges	—	6,504	$1,044,145	0.90%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—
2018	Lowest contract charge 0.00% Class IA	$1.02	—	—	—	2.00%
	Highest contract charge 1.45% Class IA	$107.46	—	—	—	(0.20)%
	All contract charges	—	1,455	$40,146	1.26%	—
2017	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$107.68	—	—	—	(1.05)%
	All contract charges	—	1,454	$38,911	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$108.82	—	—	—	(1.45)%
	All contract charges	—	1,443	$42,564	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$110.42	—	—	—	(1.45)%
	All contract charges	—	1,266	$43,701	0.00%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—
2018	Lowest contract charge 0.00% Class IB	$1.02	—	—	—	2.00%
	Highest contract charge 1.30% Class IB	$93.62	—	—	—	(0.04)%
	All contract charges	—	9,274	$33,488	1.26%	—
2017	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$93.66	—	—	—	(0.88)%
	All contract charges	—	8,987	$30,193	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$94.49	—	—	—	(1.28)%
	All contract charges	—	8,365	$33,504	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$95.72	—	—	—	(1.29)%
	All contract charges	—	4,538	$28,080	0.00%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Oppenheimer Global
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—
2018	Lowest contract charge 0.50% Class IB	$179.49	—	—	—	(13.90)%
	Highest contract charge 1.45% Class IB	$159.48	—	—	—	(14.73)%
	All contract charges	—	1,036	$167,841	0.38%	—
2017	Lowest contract charge 0.50% Class IB	$208.47	—	—	—	34.94%
	Highest contract charge 1.45% Class IB	$187.03	—	—	—	33.66%
	All contract charges	—	941	$177,865	0.59%	—
2016	Lowest contract charge 0.50% Class IB	$154.49	—	—	—	(0.46)%
	Highest contract charge 1.45% Class IB	$139.93	—	—	—	(1.41)%
	All contract charges	—	875	$123,212	0.84%	—
2015	Lowest contract charge 0.50% Class IB	$155.20	—	—	—	2.66%
	Highest contract charge 1.45% Class IB	$141.93	—	—	—	1.68%
	All contract charges	—	852	$121,243	0.28%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%
	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%
	All contract charges	—	430	$46,555	3.70%	—
2018	Lowest contract charge 0.50% Class IB	$104.93	—	—	—	(1.85)%
	Highest contract charge 1.45% Class IB	$99.39	—	—	—	(2.81)%
	All contract charges	—	381	$38,575	2.57%	—
2017	Lowest contract charge 0.50% Class IB	$106.91	—	—	—	2.38%
	Highest contract charge 1.45% Class IB	$102.26	—	—	—	1.42%
	All contract charges	—	339	$35,233	1.39%	—
2016	Lowest contract charge 0.50% Class IB	$104.42	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$100.83	—	—	—	8.72%
	All contract charges	—	245	$24,965	5.89%	—
2015	Lowest contract charge 0.50% Class IB	$95.12	—	—	—	(2.85)%
	Highest contract charge 1.45% Class IB	$92.74	—	—	—	(3.78)%
	All contract charges	—	184	$17,168	1.51%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—
2018	Lowest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	Highest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	All contract charges	—	1	$106	1.94%	—
2017	Lowest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	Highest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	All contract charges	—	1	$107	1.25%	—
2016	Lowest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	Highest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	All contract charges	—	1	$106	0.98%	—
2015	Lowest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	Highest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	All contract charges	—	1	$105	0.46%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—
2018	Lowest contract charge 0.50% Class IB	$116.02	—	—	—	0.45%
	Highest contract charge 1.45% Class IB	$101.76	—	—	—	(0.52)%
	All contract charges	—	743	$77,992	1.94%	—
2017	Lowest contract charge 0.50% Class IB	$115.50	—	—	—	1.38%
	Highest contract charge 1.45% Class IB	$102.29	—	—	—	0.42%
	All contract charges	—	767	$80,773	1.25%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/PIMCO Ultra Short Bond (Continued)
2016	Lowest contract charge 0.50% Class IB	$113.93	—	—	—	1.49%
	Highest contract charge 1.45% Class IB	$101.86	—	—	—	0.51%
	All contract charges	—	798	$83,638	0.98%	—
2015	Lowest contract charge 0.50% Class IB	$112.26	—	—	—	(0.78)%
	Highest contract charge 1.45% Class IB	$101.34	—	—	—	(1.73)%
	All contract charges	—	857	$88,975	0.46%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$167.79	—	—	—	(0.59)%
	Highest contract charge 1.45% Class IA	$135.99	—	—	—	(1.34)%
	All contract charges	—	316	$55,139	1.68%	—
2017	Lowest contract charge 0.70% Class IA	$168.78	—	—	—	0.69%
	Highest contract charge 1.45% Class IA	$137.84	—	—	—	(0.07)%
	All contract charges	—	335	$59,351	1.17%	—
2016	Lowest contract charge 0.70% Class IA	$167.63	—	—	—	0.47%
	Highest contract charge 1.45% Class IA	$137.94	—	—	—	(0.29)%
	All contract charges	—	358	$63,477	1.12%	—
2015	Lowest contract charge 0.70% Class IA	$166.85	—	—	—	(0.48)%
	Highest contract charge 1.45% Class IA	$138.34	—	—	—	(1.23)%
	All contract charges	—	391	$69,213	1.05%	—

EQ/Quality B8ond PLUS
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—
2018	Lowest contract charge 0.50% Class IB	$149.67	—	—	—	(0.39)%
	Highest contract charge 1.30% Class IB	$101.98	—	—	—	(1.17)%
	All contract charges	—	138	$18,720	1.68%	—
2017	Lowest contract charge 0.50% Class IB	$150.25	—	—	—	0.89%
	Highest contract charge 1.30% Class IB	$103.19	—	—	—	0.09%
	All contract charges	—	146	$20,008	1.17%	—
2016	Lowest contract charge 0.50% Class IB	$148.93	—	—	—	0.67%
	Highest contract charge 1.30% Class IB	$103.10	—	—	—	(0.13)%
	All contract charges	—	153	$20,936	1.12%	—
2015	Lowest contract charge 0.50% Class IB	$147.94	—	—	—	(0.27)%
	Highest contract charge 1.30% Class IB	$103.23	—	—	—	(1.06)%
	All contract charges	—	159	$21,910	1.05%	—

EQ/Small Company Index
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—
2018	Lowest contract charge 0.40% Class IB	$171.49	—	—	—	(11.67)%
	Highest contract charge 1.45% Class IB	$259.06	—	—	—	(12.60)%
	All contract charges	—	1,080	$273,883	0.96%	—
2017	Lowest contract charge 0.40% Class IB	$194.15	—	—	—	13.56%
	Highest contract charge 1.45% Class IB	$296.42	—	—	—	12.36%
	All contract charges	—	1,080	$312,612	1.07%	—
2016	Lowest contract charge 0.40% Class IB	$170.97	—	—	—	20.05%
	Highest contract charge 1.45% Class IB	$263.81	—	—	—	18.79%
	All contract charges	—	1,078	$277,464	1.16%	—
2015	Lowest contract charge 0.40% Class IB	$142.42	—	—	—	(4.95)%
	Highest contract charge 1.45% Class IB	$222.09	—	—	—	(5.95)%
	All contract charges	—	1,085	$235,560	0.91%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—
2018	Lowest contract charge 0.40% Class IB	$217.50	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$238.36	—	—	—	(3.05)%
	All contract charges	—	2,636	$638,686	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$221.97	—	—	—	32.84%
	Highest contract charge 1.45% Class IB	$245.86	—	—	—	31.44%
	All contract charges	—	2,437	$606,687	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$167.10	—	—	—	0.94%
	Highest contract charge 1.45% Class IB	$187.05	—	—	—	(0.13)%
	All contract charges	—	2,262	$427,483	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$165.55	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$187.29	—	—	—	8.62%
	All contract charges	—	2,171	$409,319	0.00%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$158.93	—	—	—	20.34%
	Highest contract charge 1.45% Class IB	$139.87	—	—	—	19.19%
	All contract charges	—	347	$49,684	1.87%	—
2018	Lowest contract charge 0.50% Class IB	$132.07	—	—	—	(12.65)%
	Highest contract charge 1.45% Class IB	$117.35	—	—	—	(13.49)%
	All contract charges	—	354	$42,567	2.81%	—
2017	Lowest contract charge 0.50% Class IB	$151.20	—	—	—	20.69%
	Highest contract charge 1.45% Class IB	$135.65	—	—	—	19.54%
	All contract charges	—	370	$51,182	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$125.28	—	—	—	4.74%
	Highest contract charge 1.45% Class IB	$113.48	—	—	—	3.75%
	All contract charges	—	381	$43,936	0.69%	—
2015	Lowest contract charge 0.50% Class IB	$119.61	—	—	—	(3.12)%
	Highest contract charge 1.45% Class IB	$109.38	—	—	—	(4.05)%
	All contract charges	—	399	$44,162	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.50% Class IB	$304.53	—	—	—	36.12%
	Highest contract charge 1.45% Class IB	$263.14	—	—	—	34.82%
	All contract charges	—	180	$43,722	0.49%	—
2018	Lowest contract charge 0.50% Class IB	$223.72	—	—	—	(13.85)%
	Highest contract charge 1.45% Class IB	$195.18	—	—	—	(14.68)%
	All contract charges	—	186	$33,725	0.34%	—
2017	Lowest contract charge 0.50% Class IB	$259.69	—	—	—	20.67%
	Highest contract charge 1.35% Class IB	$231.85	—	—	—	19.65%
	All contract charges	—	196	$42,336	0.29%	—
2016	Lowest contract charge 0.50% Class IB	$215.20	—	—	—	9.59%
	Highest contract charge 1.35% Class IB	$193.78	—	—	—	8.66%
	All contract charges	—	188	$34,163	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$196.36	—	—	—	(1.92)%
	Highest contract charge 1.34% Class IB	$178.53	—	—	—	(2.75)%
	All contract charges	—	204	$34,304	0.59%	—

EQ/Wellington Energy(p)
2019	Lowest contract charge 0.40% Class IB	$67.81	—	—	—	0.61%
	Highest contract charge 1.45% Class IB	$54.45	—	—	—	(0.46)%
	All contract charges	—	599	$41,502	0.95%	—
2018	Lowest contract charge 0.40% Class IB(e)	$67.40	—	—	—	(31.53)%
	Highest contract charge 1.45% Class IB(e)	$54.70	—	—	—	(31.67)%
	All contract charges	—	540	$37,658	0.11%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%
	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%
	All contract charges	—	78	$17,456	1.93%	—
2018	Lowest contract charge 0.50% Service Class 2	$188.08	—	—	—	(9.00)%
	Highest contract charge 1.20% Service Class 2	$176.88	—	—	—	(9.64)%
	All contract charges	—	69	$12,307	2.13%	—
2017	Lowest contract charge 0.50% Service Class 2	$206.67	—	—	—	12.09%
	Highest contract charge 1.20% Service Class 2	$195.75	—	—	—	11.30%
	All contract charges	—	64	$12,640	1.57%	—
2016	Lowest contract charge 0.50% Service Class 2	$184.38	—	—	—	17.12%
	Highest contract charge 1.20% Service Class 2	$175.87	—	—	—	16.30%
	All contract charges	—	58	$10,325	2.37%	—
2015	Lowest contract charge 0.50% Service Class 2	$157.43	—	—	—	(4.71)%
	Highest contract charge 1.20% Service Class 2	$151.22	—	—	—	(5.39)%
	All contract charges	—	50	$7,681	3.28%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%
	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%
	All contract charges	—	334	$69,298	0.70%	—
2018	Lowest contract charge 0.50% Service Class 2	$180.58	—	—	—	(15.20)%
	Highest contract charge 1.20% Service Class 2	$169.82	—	—	—	(15.80)%
	All contract charges	—	304	$51,722	0.41%	—
2017	Lowest contract charge 0.50% Service Class 2	$212.94	—	—	—	19.93%
	Highest contract charge 1.20% Service Class 2	$201.69	—	—	—	19.10%
	All contract charges	—	269	$54,048	0.51%	—
2016	Lowest contract charge 0.50% Service Class 2	$177.55	—	—	—	11.37%
	Highest contract charge 1.20% Service Class 2	$169.35	—	—	—	10.58%
	All contract charges	—	234	$39,627	0.35%	—
2015	Lowest contract charge 0.50% Service Class 2	$159.43	—	—	—	(2.12)%
	Highest contract charge 1.20% Service Class 2	$153.15	—	—	—	(2.81)%
	All contract charges	—	191	$29,387	0.29%	—

Invesco Oppenheimer V.I. Main Street Fund
2019	Lowest contract charge 0.50% Series II	$279.40	—	—	—	31.08%
	Highest contract charge 1.20% Series II	$260.92	—	—	—	30.16%
	All contract charges	—	36	$9,436	0.41%	—
2018	Lowest contract charge 0.50% Series II	$213.15	—	—	—	(8.56)%
	Highest contract charge 1.20% Series II	$200.46	—	—	—	(9.21)%
	All contract charges	—	31	$6,321	0.90%	—
2017	Lowest contract charge 0.50% Series II	$233.11	—	—	—	16.06%
	Highest contract charge 1.20% Series II	$220.79	—	—	—	15.24%
	All contract charges	—	28	$6,219	1.03%	—
2016	Lowest contract charge 0.50% Series II	$200.86	—	—	—	10.75%
	Highest contract charge 1.20% Series II	$191.59	—	—	—	9.96%
	All contract charges	—	21	$4,187	0.85%	—
2015	Lowest contract charge 0.50% Series II	$181.37	—	—	—	2.59%
	Highest contract charge 1.20% Series II	$174.23	—	—	—	1.87%
	All contract charges	—	15	$2,773	0.65%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—
2018	Lowest contract charge 0.00% Series II	$113.28	—	—	—	(7.81)%
	Highest contract charge 1.20% Series II	$168.59	—	—	—	(8.93)%
	All contract charges	—	288	$48,181	2.25%	—
2017	Lowest contract charge 0.00% Series II(d)	$122.88	—	—	—	8.35%
	Highest contract charge 1.20% Series II	$185.12	—	—	—	7.05%
	All contract charges	—	248	$45,760	1.63%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$112.48	—	—	—	14.54%
	Highest contract charge 1.20% Series II	$172.93	—	—	—	13.17%
	All contract charges	—	166	$28,770	1.35%	—
2015	Lowest contract charge 0.00% Series II(c)	$98.20	—	—	—	(1.88)%
	Highest contract charge 1.20% Series II	$152.81	—	—	—	0.60%
	All contract charges	—	78	$12,046	1.70%	—

Invesco V.I. High Yield Fund
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—
2018	Lowest contract charge 0.50% Series II	$128.15	—	—	—	(4.09)%
	Highest contract charge 1.45% Series II	$119.09	—	—	—	(5.01)%
	All contract charges	—	334	$40,326	4.92%	—
2017	Lowest contract charge 0.50% Series II	$133.61	—	—	—	5.60%
	Highest contract charge 1.45% Series II	$125.37	—	—	—	4.59%
	All contract charges	—	324	$41,199	4.01%	—
2016	Lowest contract charge 0.50% Series II	$126.53	—	—	—	10.28%
	Highest contract charge 1.45% Series II	$119.87	—	—	—	9.22%
	All contract charges	—	280	$34,051	4.11%	—
2015	Lowest contract charge 0.50% Series II	$114.74	—	—	—	(3.85)%
	Highest contract charge 1.45% Series II	$109.75	—	—	—	(4.76)%
	All contract charges	—	255	$28,355	5.55%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—
2018	Lowest contract charge 0.50% Series II	$152.94	—	—	—	(12.04)%
	Highest contract charge 1.45% Series II	$124.92	—	—	—	(12.89)%
	All contract charges	—	131	$19,811	0.11%	—
2017	Lowest contract charge 0.50% Series II	$173.88	—	—	—	14.08%
	Highest contract charge 1.45% Series II	$143.40	—	—	—	12.99%
	All contract charges	—	128	$22,182	0.32%	—
2016	Lowest contract charge 0.50% Series II	$152.42	—	—	—	12.60%
	Highest contract charge 1.45% Series II	$126.91	—	—	—	11.53%
	All contract charges	—	119	$18,351	0.00%	—
2015	Lowest contract charge 0.50% Series II	$135.37	—	—	—	(4.76)%
	Highest contract charge 1.45% Series II	$113.79	—	—	—	(5.67)%
	All contract charges	—	107	$14,794	0.11%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—
2018	Lowest contract charge 0.50% Series II	$167.69	—	—	—	(15.70)%
	Highest contract charge 1.34% Series II	$178.52	—	—	—	(16.42)%
	All contract charges	—	52	$8,833	0.00%	—
2017	Lowest contract charge 0.50% Series II	$198.91	—	—	—	13.16%
	Highest contract charge 1.34% Series II	$213.58	—	—	—	12.20%
	All contract charges	—	53	$10,641	0.00%	—
2016	Lowest contract charge 0.50% Series II	$175.78	—	—	—	11.28%
	Highest contract charge 1.34% Series II	$190.35	—	—	—	10.35%
	All contract charges	—	53	$9,535	0.00%	—
2015	Lowest contract charge 0.50% Series II	$157.96	—	—	—	(6.21)%
	Highest contract charge 1.34% Series II	$172.50	—	—	—	(7.00)%
	All contract charges	—	52	$8,732	0.00%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
IVY VIP High Income
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—
2018	Lowest contract charge 0.50% Class II	$163.23	—	—	—	(2.61)%
	Highest contract charge 1.45% Class II	$134.40	—	—	—	(3.55)%
	All contract charges	—	1,541	$237,179	6.26%	—
2017	Lowest contract charge 0.50% Class II	$167.60	—	—	—	6.15%
	Highest contract charge 1.45% Class II	$139.34	—	—	—	5.14%
	All contract charges	—	1,452	$231,112	5.42%	—
2016	Lowest contract charge 0.50% Class II	$157.89	—	—	—	15.60%
	Highest contract charge 1.45% Class II	$132.53	—	—	—	14.51%
	All contract charges	—	1,293	$195,046	7.20%	—
2015	Lowest contract charge 0.50% Class II	$136.58	—	—	—	(6.97)%
	Highest contract charge 1.45% Class II	$115.74	—	—	—	(7.86)%
	All contract charges	—	1,240	$162,881	6.09%	—

IVY VIP Small Cap Growth
2019	Lowest contract charge 0.50% Class II	$226.13	—	—	—	22.75%
	Highest contract charge 1.34% Class II	$166.08	—	—	—	21.71%
	All contract charges	—	222	$42,024	0.00%	—
2018	Lowest contract charge 0.50% Class II	$184.22	—	—	—	(4.59)%
	Highest contract charge 1.34% Class II	$136.45	—	—	—	(5.41)%
	All contract charges	—	200	$30,759	0.36%	—
2017	Lowest contract charge 0.50% Class II	$193.09	—	—	—	22.50%
	Highest contract charge 1.34% Class II	$144.25	—	—	—	21.47%
	All contract charges	—	160	$25,839	0.00%	—
2016	Lowest contract charge 0.50% Class II	$157.62	—	—	—	2.40%
	Highest contract charge 1.34% Class II	$118.75	—	—	—	1.54%
	All contract charges	—	149	$19,347	0.00%	—
2015	Lowest contract charge 0.50% Class II	$153.92	—	—	—	1.37%
	Highest contract charge 1.45% Class II	$116.35	—	—	—	0.41%
	All contract charges	—	158	$19,869	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—
2018	Lowest contract charge 0.50% Service Class	$208.90	—	—	—	(6.18)%
	Highest contract charge 1.34% Service Class	$219.04	—	—	—	(6.98)%
	All contract charges	—	80	$16,778	0.45%	—
2017	Lowest contract charge 0.50% Service Class	$222.67	—	—	—	22.41%
	Highest contract charge 1.34% Service Class	$235.47	—	—	—	21.38%
	All contract charges	—	78	$17,704	0.56%	—
2016	Lowest contract charge 0.50% Service Class	$181.90	—	—	—	7.78%
	Highest contract charge 1.34% Service Class	$193.99	—	—	—	6.87%
	All contract charges	—	72	$13,353	0.58%	—
2015	Lowest contract charge 0.50% Service Class	$168.77	—	—	—	(0.55)%
	Highest contract charge 1.34% Service Class	$181.52	—	—	—	(1.39)%
	All contract charges	—	68	$12,058	0.68%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—
2018	Lowest contract charge 0.50% Service Class	$263.30	—	—	—	0.07%
	Highest contract charge 1.34% Service Class	$245.35	—	—	—	(0.78)%
	All contract charges	—	73	$18,288	0.34%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2017	Lowest contract charge 0.50% Service Class	$263.11	—	—	—	27.46%
	Highest contract charge 1.34% Service Class	$247.28	—	—	—	26.39%
	All contract charges	—	69	$17,383	0.42%	—
2016	Lowest contract charge 0.50% Service Class	$206.42	—	—	—	5.31%
	Highest contract charge 1.34% Service Class	$195.65	—	—	—	4.43%
	All contract charges	—	69	$13,609	0.40%	—
2015	Lowest contract charge 0.50% Service Class(a)	$196.01	—	—	—	(2.00)%
	Highest contract charge 1.34% Service Class(a)	$187.35	—	—	—	(2.64)%
	All contract charges	—	55	$10,568	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—
2018	Lowest contract charge 0.70% Class IA	$176.49	—	—	—	(0.91)%
	Highest contract charge 1.45% Class IA	$145.49	—	—	—	(1.67)%
	All contract charges	—	3,245	$563,402	0.13%	—
2017	Lowest contract charge 0.70% Class IA	$178.11	—	—	—	29.44%
	Highest contract charge 1.45% Class IA	$147.96	—	—	—	28.47%
	All contract charges	—	3,579	$628,070	0.15%	—
2016	Lowest contract charge 0.70% Class IA	$137.60	—	—	—	2.72%
	Highest contract charge 1.45% Class IA	$115.17	—	—	—	1.95%
	All contract charges	—	3,933	$533,772	0.53%	—
2015	Lowest contract charge 0.70% Class IA	$133.96	—	—	—	3.26%
	Highest contract charge 1.45% Class IA	$112.97	—	—	—	2.48%
	All contract charges	—	4,332	$573,539	0.16%	—
Multimanager Aggressive Equity
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—
2018	Lowest contract charge 0.50% Class IB	$163.92	—	—	—	(0.71)%
	Highest contract charge 1.30% Class IB	$195.99	—	—	—	(1.50)%
	All contract charges	—	166	$25,401	0.13%	—
2017	Lowest contract charge 0.50% Class IB	$165.10	—	—	—	29.70%
	Highest contract charge 1.30% Class IB	$198.98	—	—	—	28.68%
	All contract charges	—	166	$25,903	0.15%	—
2016	Lowest contract charge 0.50% Class IB	$127.29	—	—	—	2.93%
	Highest contract charge 1.30% Class IB	$154.63	—	—	—	2.11%
	All contract charges	—	179	$21,680	0.53%	—
2015	Lowest contract charge 0.50% Class IB	$123.67	—	—	—	3.46%
	Highest contract charge 1.30% Class IB	$151.43	—	—	—	2.65%
	All contract charges	—	203	$24,139	0.16%	—
Multimanager Core Bond
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—
2018	Lowest contract charge 0.40% Class IB	$105.93	—	—	—	(0.80)%
	Highest contract charge 1.45% Class IB	$143.38	—	—	—	(1.85)%
	All contract charges	—	701	$103,441	2.70%	—
2017	Lowest contract charge 0.40% Class IB	$106.78	—	—	—	2.58%
	Highest contract charge 1.45% Class IB	$146.08	—	—	—	1.51%
	All contract charges	—	755	$113,109	2.08%	—
2016	Lowest contract charge 0.40% Class IB	$104.09	—	—	—	2.23%
	Highest contract charge 1.45% Class IB	$143.91	—	—	—	1.16%
	All contract charges	—	794	$116,522	2.08%	—
2015	Lowest contract charge 0.40% Class IB	$101.82	—	—	—	(0.26)%
	Highest contract charge 1.45% Class IB	$142.26	—	—	—	(1.32)%
	All contract charges	—	833	$120,425	1.92%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Multimanager Mid Cap Growth
2019	Lowest contract charge 0.50% Class IB	$316.65	—	—	—	32.30%
	Highest contract charge 1.45% Class IB	$266.41	—	—	—	31.03%
	All contract charges	—	320	$87,850	0.00%	—
2018	Lowest contract charge 0.50% Class IB	$239.35	—	—	—	(6.25)%
	Highest contract charge 1.45% Class IB	$203.32	—	—	—	(7.15)%
	All contract charges	—	343	$71,852	0.00%	—
2017	Lowest contract charge 0.50% Class IB	$255.30	—	—	—	26.03%
	Highest contract charge 1.45% Class IB	$218.97	—	—	—	24.83%
	All contract charges	—	362	$81,983	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$202.57	—	—	—	6.25%
	Highest contract charge 1.45% Class IB	$175.41	—	—	—	5.23%
	All contract charges	—	386	$69,549	0.10%	—
2015	Lowest contract charge 0.50% Class IB	$190.66	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$166.69	—	—	—	(2.95)%
	All contract charges	—	426	$72,928	0.00%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.40% Class IB	$197.71	—	—	—	24.47%
	Highest contract charge 1.45% Class IB	$252.16	—	—	—	23.16%
	All contract charges	—	197	$50,680	1.38%	—
2018	Lowest contract charge 0.40% Class IB	$158.84	—	—	—	(13.10)%
	Highest contract charge 1.45% Class IB	$204.74	—	—	—	(14.02)%
	All contract charges	—	213	$44,482	0.74%	—
2017	Lowest contract charge 0.40% Class IB	$182.79	—	—	—	8.84%
	Highest contract charge 1.45% Class IB	$238.13	—	—	—	7.69%
	All contract charges	—	231	$56,322	0.76%	—
2016	Lowest contract charge 0.40% Class IB	$167.95	—	—	—	18.61%
	Highest contract charge 1.45% Class IB	$221.12	—	—	—	17.35%
	All contract charges	—	254	$57,175	1.03%	—
2015	Lowest contract charge 0.40% Class IB	$141.60	—	—	—	(5.93)%
	Highest contract charge 1.45% Class IB	$188.42	—	—	—	(6.92)%
	All contract charges	—	281	$53,666	0.67%	—

Multimanager Technology
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$332.93	—	—	—	1.78%
	Highest contract charge 1.45% Class IB	$282.81	—	—	—	0.80%
	All contract charges	—	656	$191,090	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$327.10	—	—	—	38.43%
	Highest contract charge 1.45% Class IB	$280.56	—	—	—	37.11%
	All contract charges	—	667	$191,981	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$236.30	—	—	—	8.40%
	Highest contract charge 1.45% Class IB	$204.62	—	—	—	7.37%
	All contract charges	—	689	$144,841	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$217.98	—	—	—	5.76%
	Highest contract charge 1.45% Class IB	$190.58	—	—	—	4.75%
	All contract charges	—	763	$148,717	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—
2018	Lowest contract charge 0.00% Advisor Class	$86.58	—	—	—	(14.20)%
	Highest contract charge 1.20% Advisor Class	$56.32	—	—	—	(15.23)%
	All contract charges	—	133	$7,582	1.97%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
PIMCO CommodityRealReturn® Strategy Portfolio (Continued)
2017	Lowest contract charge 0.00% Advisor Class(d)	$100.91	—	—	—	2.04%
	Highest contract charge 1.20% Advisor Class	$66.44	—	—	—	0.82%
	All contract charges	—	123	$8,220	10.91%	—
2016	Lowest contract charge 0.00% Advisor Class	$87.28	—	—	—	14.87%
	Highest contract charge 1.20% Advisor Class	$65.90	—	—	—	13.50%
	All contract charges	—	106	$7,011	1.03%	—
2015	Lowest contract charge 0.00% Advisor Class(c)	$75.98	—	—	—	(23.02)%
	Highest contract charge 1.20% Advisor Class	$58.06	—	—	—	(26.55)%
	All contract charges	—	89	$5,188	4.14%	—

Target 2015 Allocation
2019	Lowest contract charge 0.40% Class B	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class B	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—
2018	Lowest contract charge 0.50% Class B	$141.83	—	—	—	(4.79)%
	Highest contract charge 1.34% Class B	$127.77	—	—	—	(5.59)%
	All contract charges	—	125	$16,254	1.55%	—
2017	Lowest contract charge 0.50% Class B	$148.96	—	—	—	10.75%
	Highest contract charge 1.34% Class B	$135.34	—	—	—	9.82%
	All contract charges	—	157	$21,214	1.29%	—
2016	Lowest contract charge 0.40% Class B	$123.50	—	—	—	5.21%
	Highest contract charge 1.34% Class B	$123.24	—	—	—	4.22%
	All contract charges	—	180	$22,285	1.42%	—
2015	Lowest contract charge 0.50% Class B	$127.97	—	—	—	(2.40)%
	Highest contract charge 1.34% Class B	$118.25	—	—	—	(3.22)%
	All contract charges	—	194	$22,954	1.16%	—

Target 2025 Allocation
2019	Lowest contract charge 0.40% Class B	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class B	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—
2018	Lowest contract charge 0.40% Class B	$142.70	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$135.08	—	—	—	(7.52)%
	All contract charges	—	527	$73,264	1.62%	—
2017	Lowest contract charge 0.40% Class B	$152.66	—	—	—	14.95%
	Highest contract charge 1.45% Class B	$146.06	—	—	—	13.75%
	All contract charges	—	521	$77,893	1.52%	—
2016	Lowest contract charge 0.40% Class B	$132.80	—	—	—	6.99%
	Highest contract charge 1.45% Class B	$128.41	—	—	—	5.87%
	All contract charges	—	461	$60,164	1.50%	—
2015	Lowest contract charge 0.40% Class B	$124.12	—	—	—	(2.44)%
	Highest contract charge 1.45% Class B	$121.29	—	—	—	(3.46)%
	All contract charges	—	437	$53,745	1.28%	—

Target 2035 Allocation
2019	Lowest contract charge 0.40% Class B	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class B	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—
2018	Lowest contract charge 0.40% Class B	$149.72	—	—	—	(7.55)%
	Highest contract charge 1.45% Class B	$139.96	—	—	—	(8.52)%
	All contract charges	—	577	$83,122	1.59%	—
2017	Lowest contract charge 0.40% Class B	$161.94	—	—	—	17.30%
	Highest contract charge 1.45% Class B	$153.00	—	—	—	16.06%
	All contract charges	—	516	$80,987	1.51%	—
2016	Lowest contract charge 0.40% Class B	$138.06	—	—	—	7.59%
	Highest contract charge 1.45% Class B	$131.83	—	—	—	6.47%
	All contract charges	—	450	$60,682	1.48%	—
2015	Lowest contract charge 0.40% Class B	$128.32	—	—	—	(2.42)%
	Highest contract charge 1.45% Class B	$123.82	—	—	—	(3.45)%
	All contract charges	—	411	$51,693	1.33%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Target 2045 Allocation
2019	Lowest contract charge 0.40% Class B	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class B	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—
2018	Lowest contract charge 0.40% Class B	$156.08	—	—	—	(8.36)%
	Highest contract charge 1.45% Class B	$142.67	—	—	—	(9.32)%
	All contract charges	—	478	$70,067	1.53%	—
2017	Lowest contract charge 0.40% Class B	$170.31	—	—	—	19.21%
	Highest contract charge 1.45% Class B	$157.34	—	—	—	17.96%
	All contract charges	—	431	$69,508	1.50%	—
2016	Lowest contract charge 0.40% Class B	$142.86	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$133.38	—	—	—	7.12%
	All contract charges	—	382	$52,165	1.47%	—
2015	Lowest contract charge 0.40% Class B	$131.97	—	—	—	(2.71)%
	Highest contract charge 1.45% Class B	$124.52	—	—	—	(3.64)%
	All contract charges	—	340	$43,122	1.38%	—

Target 2055 Allocation
2019	Lowest contract charge 0.50% Class B	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class B	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—
2018	Lowest contract charge 0.50% Class B	$110.19	—	—	—	(9.24)%
	Highest contract charge 1.34% Class B	$106.85	—	—	—	(10.01)%
	All contract charges	—	124	$13,369	1.86%	—
2017	Lowest contract charge 0.50% Class B	$121.41	—	—	—	21.18%
	Highest contract charge 1.34% Class B	$118.74	—	—	—	20.17%
	All contract charges	—	68	$8,093	1.90%	—
2016	Lowest contract charge 0.50% Class B	$100.19	—	—	—	8.96%
	Highest contract charge 1.34% Class B	$98.81	—	—	—	8.04%
	All contract charges	—	32	$3,226	2.17%	—
2015	Lowest contract charge 0.50% Class B(b)	$91.95	—	—	—	(6.99)%
	Highest contract charge 1.34% Class B(b)	$91.46	—	—	—	(7.46)%
	All contract charges	—	6	$538	3.16%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—
2018	Lowest contract charge 0.50% Class 2	$121.64	—	—	—	1.43%
	Highest contract charge 1.20% Class 2	$114.40	—	—	—	0.70%
	All contract charges	—	598	$68,652	0.00%	—
2017	Lowest contract charge 0.50% Class 2	$119.93	—	—	—	1.41%
	Highest contract charge 1.20% Class 2	$113.60	—	—	—	0.71%
	All contract charges	—	564	$64,165	0.00%	—
2016	Lowest contract charge 0.50% Class 2	$118.26	—	—	—	2.43%
	Highest contract charge 1.20% Class 2	$112.80	—	—	—	1.70%
	All contract charges	—	502	$56,677	0.00%	—
2015	Lowest contract charge 0.50% Class 2	$115.46	—	—	—	(4.78)%
	Highest contract charge 1.20% Class 2	$110.91	—	—	—	(5.45)%
	All contract charges	—	427	$47,351	7.80%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.50% Class S	$54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—
2018	Lowest contract charge 0.50% Class S	$49.33	—	—	—	(28.78)%
	Highest contract charge 1.45% Class S	$45.84	—	—	—	(29.47)%
	All contract charges	—	375	$17,520	0.00%	—
2017	Lowest contract charge 0.50% Class S	$69.26	—	—	—	(2.46)%
	Highest contract charge 1.45% Class S	$64.99	—	—	—	(3.39)%
	All contract charges	—	370	$24,338	0.00%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
VanEck VIP Hard Assets Fund (Continued)
2016	Lowest contract charge 0.50% Class S	$71.01	—	—	—	42.70%
	Highest contract charge 1.45% Class S	$67.27	—	—	—	41.35%
	All contract charges	—	380	$25,817	0.37%	—
2015	Lowest contract charge 0.50% Class S	$49.76	—	—	—	(33.96)%
	Highest contract charge 1.45% Class S	$47.59	—	—	—	(34.59)%
	All contract charges	—	318	$15,253	0.03%	—

(a)	Units were made available on March 27, 2015.
(b)	Units were made available on May 26, 2015.
(c)	Units were made available on June 19, 2015.
(d)	Units were made available on January 25, 2016.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(h)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(i)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(j)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(k)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(l)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(m)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(n)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.
(p)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2019

9.	Subsequent Events (Concluded)

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Moderate	All Asset Growth–Alt 20
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
EQ/Templeton Global Equity Managed Volatility Portfolio	1290 VT SmartBeta Equity
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-160

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the Prospectus dated May 1, 2020 for MomentumSM

This Supplement adds information related to an exchange offer and modifies certain related information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus or call (800) 528-0204.

EXCHANGE OFFER

This Supplement describes an Exchange Offer we are making to you in connection with your group deferred annuity contract. This Supplement contains important information that you should know before accepting this Exchange Offer.

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept this Exchange Offer or take any action under your Existing Contract. If you do not accept this Exchange Offer, your Existing Contract will continue unchanged.

In certain Employer-sponsored plans, your Employer or Plan Trustee may unilaterally accept this Exchange Offer. You can contact your financial professional for additional information.

You should carefully read this Supplement in conjunction with your Prospectus before making your decision regarding this Exchange Offer. If you have any questions about this Exchange Offer, contact your financial professional or call us directly at (800) 528-0204.

Why am I receiving this offer?

Your Employer or Plan Trustee has decided to make available to you the Equitable Retirement 360 Defined Contribution Program (the “Program”), which is a retirement program designed to provide participants (“Participants”) a single coordinated program selection of investment options, including certain mutual fund options and a fixed annuity contract option (each a “Program Investment Option” and collectively the “Program Investment Options”). In the future, we expect to expand the investment options available under the Program. Please note that certain Program Investment Options may be offered, advised or subadvised by Equitable Financial Life Insurance Company (the “Company”) or one or more of our affiliates.

Because the Program is available to you and you are no longer able to contribute to your MomentumSM group contract, contract or certificate (each an “Existing Contract” and collectively the “Existing Contracts”), we will permit you to exchange some or all of your Existing Contract for one or more affiliated mutual funds that are also Program Investment Options (each an “Affiliated Mutual Fund” and collectively the “Affiliated Mutual Funds”) without imposing withdrawal charges (the “Exchange Offer”). This Exchange Offer also includes, if applicable, any subsequent exchanges under the Program of shares of an Affiliated Mutual Fund for an Existing Contract or a New Contract (described below) and any future exchanges under the Program.

You should carefully read this Supplement and your Prospectus and the prospectuses for the Affiliated Mutual Funds before making your decision regarding this Exchange Offer. This Exchange Offer allows you to exchange some or all of the retirement account value (“account value”) in your Existing Contract for one or more of the Affiliated Mutual Funds without paying withdrawal charges. You should only exchange some or all of the account value in your Existing Contract if you have determined you no longer need or want some or all of the Guaranteed Benefits (described below) provided by your Existing Contract. The Affiliated Mutual Funds do not offer any of these Guaranteed Benefits. If you accept this Exchange Offer your Guaranteed Benefits will terminate or be reduced and they cannot be reinstated.

What is this offer? How does this offer work?

You can exchange some or all of your Existing Contract without incurring withdrawal charges for one or more of the Affiliated Mutual Funds. The minimum amount that may be exchanged pursuant to this Exchange Offer is $20. If you are considering investing in one or more of the Affiliated Mutual Funds you should contact your financial professional, who will be able to explain the details of the Affiliated Mutual Funds and provide you with the proper forms and applications necessary to complete the transaction. Affiliated Mutual Funds can only be purchased through a broker-dealer and this Exchange Offer is not available through all broker-dealer firms.

IM-28-19 (05/20)	CAT. NO. 160749 (05/20)
MO	#832963

Under this Exchange Offer, the full or partial exchange of your Existing Contract will not trigger any applicable withdrawal charge under your Existing Contract. In addition, since the Affiliated Mutual Funds do not have withdrawal charges, any account value from your Existing Contract transferred into the Affiliated Mutual Funds would not be subject to any withdrawal charge under the Affiliated Mutual Funds (but would be subject to all other charges and fees under each applicable Affiliated Mutual Fund).

Your Existing Contract has certain benefits that are not offered under any Affiliated Mutual Fund (the “Guaranteed Benefits”):

•	the ability to annuitize at guaranteed annuitization rates and receive guaranteed income for life; and

•	a guaranteed interest option (investment option that pays interest at guaranteed rates).

You should carefully consider whether an exchange is appropriate for you by comparing the Guaranteed Benefits provided by your Existing Contract to the benefits and features provided by the Affiliated Mutual Fund(s). The Affiliated Mutual Funds do not provide any guaranteed benefits and if you accept this Exchange Offer your Guaranteed Benefits will be terminated or reduced, perhaps significantly.

You should also compare the fees and charges of your Existing Contract to the fees and charges of the Affiliated Mutual Funds (mutual fund annual operating expenses include management fees, distribution and/or service (12b-1) fees and other expenses). You will also pay a record keeping fee on assets invested in Affiliated Mutual Funds. There are no front-end or back-end sales charges for the Affiliated Mutual Funds. For a copy of the prospectus for an Affiliated Mutual Fund, please contact your financial professional or call (800) 528-0204. Please also see “How can I evaluate this offer?” and “Appendix I”.

When your Employer or Plan Trustee made the Program available to you it also decided how ongoing contributions may be allocated. That decision determined the terms under which you can exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Accordingly since your Employer or Plan Trustee does not currently permit ongoing contributions to the Existing Contracts, you can elect to exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Employer or Plan Trustee restrictions may prevent you from accepting this Exchange Offer.

We reserve the right to terminate or materially amend this Exchange Offer with respect to any or all Existing Contracts, as well as, any or all Affiliated Mutual Funds with notice at least 60 days prior to the date of termination or the effective date of the amendment, subject to the following limited exceptions. First, no such notice would be required if, under extraordinary circumstances, there is a suspension in the redemption of the Existing Contract under Section 22(e) of the 1940 Act or the rules thereunder. Second, no such notice would be required if the Affiliated Mutual Fund temporarily delays or ceases the sale of the security because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

Can I subsequently exchange back into my Existing Contract or a New Contract?

Since your Existing Contract and the New Contract (discussed below) are not currently Plan investment options accepting contributions, you cannot transfer from Affiliated Mutual Funds back into your Existing Contract or a New Contract. If, at some point in the future, Existing Contracts (or New Contracts as applicable) are Plan investment options accepting contributions, we also reserve the right to disallow all exchanges from the Affiliated Mutual Funds into Existing Contracts or New Contracts, as well as, the right to reject individual Participant’s requests to exchange some or all of their value in the Affiliated Mutual Funds back into their Existing Contract or a New Contract without rejecting other Participant’s requests or all Participant’s requests. Please Note: Even if you exchange back into your Existing Contract or a New Contract, you may not receive the same level of Guaranteed Benefits as you originally had under your Existing Contract. Please see “How can I evaluate this offer?” and “Appendix I”.

If permitted by your Employer or Plan Trustee at some future date, you may also be able to exchange some or all of the value in your Affiliated Mutual Fund(s) back into your Existing Contract or, if your Existing Contract no longer exists (because you fully exchanged it for one or more of the Affiliated Mutual Funds or subsequently surrendered it), into a new contract. The new contract would be a newly issued version of your terminated Existing Contract if it is available for new sales (the “New Contract”). For a copy of the prospectus for the New Contract, please contact your financial professional or call (800) 528-0204. Please Note: A New Contract is only applicable if your Existing Contract no longer exists, and you will be required to complete the necessary application, order form or other documentation before the New Contract can be issued and the exchange from the Affiliated Mutual Funds completed.

If you exchange back into your Existing Contract or a New Contract (which is not currently permitted), a new withdrawal charge period will attach to that exchanged amount. However, no withdrawal charge will be applied to subsequent exchanges back to Affiliated Mutual Funds pursuant to this Exchange Offer. You should only exchange shares of Affiliated Mutual Funds for an Existing Contract or New Contract (which is not currently permitted) if you have determined that you want some or all of Guaranteed Benefits provided by the Existing Contract or New Contract and you understand all of the fees and expenses that you would be paying under that contract.

2

How can I evaluate this offer?

You must decide between: (1) keeping your Existing Contract; or (2) fully or partially exchanging your Existing Contract without any applicable withdrawal charges for one or more of the Affiliated Mutual Funds.

If you do not accept our offer, your Existing Contract and all of the Guaranteed Benefits would continue unchanged, and any applicable charges would continue to be deducted from your account value.

If you elect to fully exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your Existing Contract and its Guaranteed Benefits would terminate.

•

Your account value would transfer without incurring any applicable withdrawal charges, although we will deduct a pro rata portion of the Annual Administrative Charge if your Existing Contract’s account value is less than $25,000.

•	In the future, you would not have the option to receive the lifetime income at guaranteed annuity rates.

If you partially exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your account value will be reduced by the amount of the exchange.

•	The account value that can be used for annuity payments under the Existing Contract’s annuity payment options will also be reduced.

You should compare your Existing Contract’s Guaranteed Benefits with the Affiliated Mutual Fund’s benefits and features. See “Appendix I”. Under an Affiliated Mutual Fund the death benefit is equal to your Affiliated Mutual Fund account value, which could be more or less than your contributions, including the amount exchanged from your Existing Contract. In addition, you will not be able to annuitize your Affiliated Mutual Fund(s) and receive guaranteed lifetime income.

When you purchased your Existing Contract, you decided that some or all of the Guaranteed Benefits were important to you based on your personal circumstances at that time. When considering this Exchange Offer, you should consider whether you no longer need or want some or all of the Guaranteed Benefits provided by your Existing Contract, given your personal circumstances today and your future needs because, if you accept our Exchange Offer, you will be giving up or significantly reducing your Guaranteed Benefits. You should consider your specific circumstances, including your specific account values, death benefit value, and the following factors:

•	How long you intend to keep your Existing Contract.

•	Whether it is important for you to be able to receive guaranteed lifetime income.

•	Whether the availability of a guaranteed interest option is important to you.

You should assess your own situation to decide whether to accept the Exchange Offer. Once terminated, your Guaranteed Benefits based on the values in your Existing Contract cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your Existing Contract will experience market gains or losses.

Also, if your Employer or Plan Trustee allows contributions into Existing Contracts (or New Contracts when applicable) in the future and we allow you to exchange from Affiliated Mutual Funds back into your Existing Contract or a New Contract, a new withdrawal charge period will start. There is no guarantee that your Employer or Plan Trustee will allow contributions into Existing Contracts or New Contracts in the future.

Please remember, the Affiliated Mutual Funds do not provide any guaranteed benefits. If you exchange 100% of your account value under your Existing Contract for one or more of the Affiliated Mutual Funds, your Existing Contract will terminate, and you will lose your Guaranteed Benefits. If you exchange only a portion of your account value, the amount exchanged will reduce the account value of your Existing Contract. You will also be subject to all the fees and charges under each applicable Affiliated Mutual Fund.

How do I accept this offer?

To accept this Exchange Offer, you must (1) be enrolled in the Program (please contact your financial professional for more information on how to enroll in the Program) and (2) complete the applicable exchange form. Please complete, sign and date the exchange form and return it to us at the following address:

Equitable-Retirement

P.O. Box 219489

Kansas City, MO 64121-9489

3

We will not process your acceptance of the offer until all applicable requirements are satisfied. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.

Good order. If the Exchange Offer is received before the market closes on a business day, then the exchange out of the Existing Contract and the purchase of shares of the Affiliated Mutual Fund will occur at the next calculated price. The Exchange Offer is not available on (1) any day that you are not enrolled in the Program and (2) on a non-business day. We will not consider your acceptance of the offer to be in good order if we receive it on such a day or if it is missing any necessary information. If we receive your acceptance on a non-business day and it is otherwise complete, the exchange out of your Existing Contract and the purchase of shares of the Affiliated Mutual Fund will be processed on the next business day.

What are the tax implications of accepting the offer?

We view exchanges from the Existing Contracts in whole or in part to one or more of the Affiliated Mutual Funds as a transfer from another funding vehicle under the Plan and therefore, accepting this Exchange Offer will generally not be viewed as a taxable distribution to you. For more information, please see “Tax Information” in your Prospectus. You should discuss with your tax advisor whether it makes sense for you to accept the offer.

More information about this offer.

Although we do not directly compensate your financial professional based on your acceptance of this Exchange Offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending whether or not you should accept this Exchange Offer. For example, if you exchange some or all of your Existing Contract for an Affiliated Mutual Fund, your financial professional may receive compensation upon completion of that exchange. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

Please note that your Existing Contract and any New Contract, if applicable, may each be a Program Investment Option. For ease of discussion regarding this Exchange Offer, this Supplement separates your Existing Contract and any New Contract from the Program Investment Options.

All exchanges are subject to our policies and procedures concerning frequent or disruptive transfer activity.

The Exchange Offer may vary for certain contracts, certificates, and in certain states and may not be available for all contracts or certificates, in all states, at all times or through all financial intermediaries. All material variations are described in this supplement. We may suspend, modify, or terminate this Exchange Offer at any time with notice, as described in this supplement. In the future, we may make new, additional or modified offers in connection with these Existing Contracts or certain benefits thereunder with different terms that may be more or less favorable than the terms described herein.

4

APPENDIX I

The following chart provides a brief summary comparison of some of the important features of your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. You should not rely solely on this chart in examining the differences between your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. There may be other differences important for you to consider prior to purchasing an Affiliated Mutual Fund or a New Contract. You should read your Prospectus and other information related to your Existing Contract and the prospectus for an Affiliated Mutual Fund and a New Contract prior to requesting any exchange. If you would like a prospectus for an Affiliated Mutual Fund or a New Contract, contact your financial professional or call (800) 528-0204. Please note, this chart does not create or modify any existing rights or Guaranteed Benefits, all of which are only established by your Existing Contract. Your Employer or Plan Trustee does not currently allow contributions into Existing Contracts or New Contracts, and there is no guarantee that they will do so in the future.

	MomentumSM	AFFILIATED MUTUAL FUNDS
Annual Administrative Charge[1]	$7.50 quarterly	$0
Separate Account Expenses	1.34%-1.40%	0
Variable Investment Option Fees	0.58%-1.57%	0
Record Keeping Fee	0	0.15%-1.20%
Mutual Fund Annual Operating Expenses	0	0%-2.26%[2]
Maximum Withdrawal Charge	6%	0%
Living Benefit (charge)	No	No
Variable Investment Options	52 (various classes)	0
Death Benefit	Retirement Account Value	Account Value
Guaranteed minimum annual rate in the Guaranteed Interest Option[3]	3% or 4%	No
Lifetime Payout Option	Yes	No
Additional Features		ProNvest Managed Account Service
1

The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant’s retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant’s retirement account value is $25,000 or more. We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.

2

Your Plan will designate the Mutual Funds which are available to you as Mutual Fund Program Investment Options. The high and low Mutual Fund Annual Operating Expenses will vary based on the Mutual Fund Program Investment Options available to you.

3	The guaranteed interest option is part of our general account and pays interest at guaranteed rates that are reset periodically.

MomentumSM is issued by and is a service mark of Equitable Financial Life Insurance Company.

Distributed by affiliate Equitable Advisors (Equitable Financial Advisors in MI and TN). 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

	(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

	(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

	1.	Board of Directors Resolutions.

	(a)	Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

	(b)	Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

	2.	Custodial Agreements. Not applicable.

	3.	Underwriting Contracts.

(a)

Distribution and Servicing Agreement dated as of May  1, 1994 among EQ Securities, Inc. (now AXA Advisors, LLC), Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4, (File  No. 2-30070), refiled electronically on July 10, 1998.

(b)

Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement (File No. 33-47949) on April 19, 2001.

(c)

Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File No. 33-47949) on April 19, 2001.

(d)

General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(d)(iii)

Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment, dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vi)

Sixth Amendment, dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)

Seventh Amendment, dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(d)(viii)

Eighth Amendment, dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(f)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(g)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, is incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

	(a)	Form of group annuity contract and individual annuity certificate, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 18, 1998.

	(b)	Form of Endorsement to group annuity contract for contribution sources, previously filed with this Registration Statement (File No. 33-47949) on April 21, 2006 and incorporated herein by reference.

(c)

Form of endorsement to group annuity contract for transfer rules (Form No. PF 2007MKT) previously filed with this registration statement (File No. 33-47949) on April 21, 2008 and incorporated herein by reference.

5.	Applications.

	(a)	Form of application, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 18, 1998.

6.	Depositor’s Certificate of Incorporation And By-Laws.

	(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), filed on April 24, 2012.

	(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No.6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.	Reinsurance Contracts. Not Applicable.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a) (vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a) (vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a) (viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a) (ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a) (x)

Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a) (xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a) (xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a) (xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a) (xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a) (xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a) (xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April  4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June  1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No. 5, dated as of July  16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7 dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8 dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b) (i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b) (ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b) (iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No. 1 dated as of October  21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No. 2, dated as of April  18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No. 3, dated as of July  8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No. 4, dated as of December  10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No. 5 dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-70754) filed on April 26, 2016.

9.	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

10.	Other Opinions.

	(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

	(b)	Powers of Attorney, filed herewith.

	(c)	Notice concerning regulatory relief, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 18, 1998.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

Item 25.        Directors and Officers of AXA Equitable.

Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable’s address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account A of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2019 is filed herewith.

Item 27.   Number of Contractowners

As of March 31, 2020, there were 1,529 Qualified Contract Owners and 0 Non-Qualified contracts offered by the registrant under this Registration Statement.

Item 28.   Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Idemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) AXA Advisors, LLC, an affiliate of AXA Equitable and Equitable Financial Life Insurance Company of America, is the principal underwriter for its Separate Accounts 301, 45, 49, 70, I, FP, AXA Premier VIP Trust and EQ Advisors Trust, and of Equitable America Variable Account A, Equitable America Variable Account K and Equitable America Variable Account L.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

* Principal Business Address:

1290 Avenue of the Americas NY, NY 10140

(c) The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.   Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY, 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31.   Management Services

Not applicable.

Item 32.   Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 21st day of April, 2020.

SEPARATE ACCOUNT A OF
AXA EQUITABLE LIFE INSURANCE COMPANY

(Registrant)

By: AXA Equitable Life Insurance Company
(Depositor)

By: /s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Ramon de Oliveira,	Mark Pearson
Chairman of the Board	Bertram Scott
Daniel G. Kaye	Charles G.T. Stonehill
Joan Lamm-Tennant	George Stansfield
Kristi A. Matus

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 21, 2020